File Nos. 333 - __________, 811-__________

--------------------------------------------------------------------------------

      As filed with the Securities and Exchange Commission on June 16, 1997

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                        Pre-Effective Amendment No. ______ /   /
                          Post-Effective Amendment No. ______ /   /
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                            Amendment No. ______ / /
                        (Check appropriate box or boxes)

       ...................................................................

                             GE INSTITUTIONAL FUNDS
                               3003 Summer Street
                           Stamford, Connecticut 06905
                                 (203) 326-4040
             (Registrant's Exact Name, Address and Telephone Number)

       ...................................................................

                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                      GE Investment Management Incorporated
                               3003 Summer Street
                           Stamford, Connecticut 06905

       ...................................................................
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                            Washington, DC 20004-2404


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to Rule 24-f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of securities is being registered under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement becomes effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.

                             GE INSTITUTIONAL FUNDS

                                    FORM N-1A
                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933

                                   ----------

       Showing Location of Information Required by Form N-1A (Prospectus) and Part B (Statement of Additional Information) of the Registration Statement

                                   ----------


Part A
Item No.                                                     Prospectus Heading
--------                                                     ------------------

1.  Cover Page..............................................         Cover Page

2.  Synopsis................................................Expense Information

3.  Condensed Financial Information.........................Expense Information

4.  General Description of Registration.....................        Cover Page;
                                                      Investment Objectives and
                                                           Management Policies;
                                                Investments in Debt Securities;
                                                    Cash Management Policies --
                                                        Non-Money Market Funds;
                                              Additional Permitted Investments;
                                                            Additional Matters;
                                                                     Appendix--
                                                           Further Information:
                                                             Certain Investment
                                                      Techniques and Strategies

5.  Management of the Funds..........................      Expense Information;
                                                      Investment Objectives and
                                                           Management Policies;
                                                       Management of the Trust;
                                               Appendix -- Further Information:
                                                             Certain Investment
                                                      Techniques and Strategies

6.  Capital Stock and Other Securities...............                Dividends;
                                                              Distributions and
                                                      Taxes; Additional Matters

7.   Purchase of Securities Being Offered................   Purchase of Shares;
                                                               Net Asset Value;
                                                                    Distributor

8.   Redemption or Repurchase............................  Redemption of Shares

9.   Legal Proceedings...................................        Not applicable


Part B                                                   Heading in Statement of
Item No.                                                  Additional Information
--------                                                  ----------------------

10.  Cover Page..........................................            Cover Page

11.  Table of Contents..................................               Contents

12.  General Information and History.................    The Funds' Performance;
                                                          Additional Information

13.  Investment Objectives and Policies..............     Investment Objectives
                                                       and Management Policies;
                                               Appendix -- Further Information:
                                                             Certain Investment
                                                      Techniques and Strategies

14.  Management of the Funds.........................   Management of the Trust

15.  Control Persons and Principal
     Holders of Securities...............................Principal Stockholders;
                                                        Management of the Trust
                                                               See Prospectus--
                                                             Additional Matters

16.  Investment Advisory and Other Services........     Management of the Trust

17.  Brokerage Allocation and Other Practices........  Investment Restrictions;
                                                        Management of the Trust

18.  Capital Stock and Other Securities..............     Redemption of Shares;
                                                          Addional Information

19.  Purchase, Redemption and Pricing
     of Securities Being Offered......................     Redemption of Shares;
                                                                Net Asset Value;
                                            See Prospectus -- Purchase of Shares

20.  Tax Status.......................................Dividends, Distributions
                                                                     and Taxes

21.  Underwriters............................................   Not Applicable

22.  Calculation of Performance Data..............      The Funds' Performance

23.  Financial Statements.............................Independent Accountants;
                                                          Financial Statements


Part C

     Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

GE Institutional Funds (the "Trust") is an open-end management investment company that offers ten diversified managed investment funds (each, a "Fund" and collectively, the "Funds"), each of which has two classes of shares -- the Service Class and the Investment Class. Each Fund has a discrete investment objective that it seeks to achieve by following distinct investment policies. This Prospectus describes the Service Class shares of the Funds. The Service Class shares and the Investment Class shares are identical, except as to the services offered, and the expenses borne, by each class. You may obtain a copy of the prospectus describing the Investment Class shares free of charge by calling the telephone number listed below or writing the Trust at the address listed below.

o Emerging Markets Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities that are traded in emerging markets or equity securities of companies that are organized or conduct their principal business activities in emerging markets countries.

o International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in securities of foreign issuers.

o Mid-Cap Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with medium-sized market capitalization that have the potential for above-average growth.

o Premier Growth Equity Fund's investment objective is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing primarily in growth-oriented equity securities.

o Value Equity Fund's investment objective is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with large sized market capitalization that the Fund's management considers to be undervalued by the market.

o U.S. Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies.

o S&P 500 Index Fund's investment objective is to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index.

o Strategic Investment Fund's investment objective is to maximize total return, consisting of growth of capital and current income. The Fund seeks to achieve this objective by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

o Income Fund's investment objective is to seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing in fixed income securities.

o Money Market Fund's investment objective is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve this objective by investing in U.S. dollar denominated, short-term money market instruments.

This Prospectus briefly sets forth certain information about the Funds and the Trust, including shareholder servicing and distribution fees, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Funds are not deposits with or obligations of any financial institution, are not guaranteed or endorsed by any financial institution or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. There can be no assurance that a Fund will achieve its investment objective.

                      GE INVESTMENT MANAGEMENT INCORPORATED
                      Investment Adviser and Administrator

            These Securities Have Not Been Approved or Disapproved by
               The Securities and Exchange Commission or Any State
                Securities Commission Nor Has the Securities and
                   Exchange Commission or Any State Securities
                     Commission Passed upon the Accuracy or
                        Adequacy of this Prospectus. Any
                         Representation to the Contrary
                             Is a Criminal Offense.



Prospectus

__________________, 1997


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



TABLE OF CONTENTS

Expense Information.......1
Performance...............3
Investment Objectives
 and Management
 Policies.................5
Investments in Debt
 Securities..............12
Cash Management
 Policies - Non-Money
 Market Funds............12
Additional Permitted
 Investments.............13
Investment Restrictions..18
Management of the
 Trust...................23
Purchase of Shares.......26
Redemption of Shares.....29
Exchanges................31
Net Asset Value..........31
Dividends, Distributions
 and Taxes...............32
Custodian and Transfer
 Agent...................33
Distributor..............34
Additional Matters.......34
Appendix-Further
 Information: Certain
 Investment Techniques
 and Strategies...........i

 3003 Summer Street
 Stamford, Connecticut 06905
 (203) 326-4040

EXPENSE INFORMATION

Expenses are one of several factors to consider when investing in the Funds. The following fee table and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Service Class shares of a Fund. Shareholder Transaction Expenses are fees charged directly to you when you buy, sell or exchange Service Class shares. Annual Fund Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, accounting and other services.


Fee Table


                      Emerging    Interna-    Mid-Cap    Premier     Value     U.S.       S&P       Strategic    Income      Money
                      Markets     tional      Growth     Growth      Equity    Equity     500       Invest-      Fund        Market
                      Fund        Equity      Fund       Equity      Fund      Fund       Index     ment                     Fund
                                  Fund                   Fund                             Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder
Transaction
Expenses*

Maximum Sales         None        None        None       None        None      None       None      None         None        None
Load Imposed on
Purchases of
Shares (as a
percentage of
Offering Price)

Maximum               None        None        None       None        None      None       None      None         None        None
Contingent
Deferred Sales
Load

Cash Purchase         1.25%       .65%        .40%       .25%        .25%      .25%       .25%      .20%         .10%        None
premium*
(as a percentage of
amount invested)

Redemption fees*      1.25%       .65%        .40%       .25%        .25%      .25%       .25%      .20%         .10%        None
(as a percentage of
amount
redeemed):

Maximum               None        None        None       None        None      None       None      None         None        None
Exchange Fee**

----------

* Purchase premiums and redemption fees apply only to those transactions that are not in-kind ("cash transactions") of $5 million or more with respect to each of the Emerging Markets and International Equity Funds and $10 million or more with respect to each of the other Funds (other than the Money Market Fund). Purchase premiums and redemption fees are discussed below under "Purchase of Shares" and "Redemption of Shares," respectively. These fees are paid to, and retained by, a Fund and are intended to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Trust may reduce purchase premium and/or redemption fee amounts if GE Investment Management Incorporated ("GEIM") determines that due to offsetting transactions the brokerage and/or other transaction costs generated by the relevant shareholder activity will be minimal. The Trust also may, in its discretion, require that proposed investments of $5 million or $10 million or more in a Fund, as applicable, be made in-kind.

** While currently there is no exchange fee, redemption fees and, if applicable, purchase premiums are charged on exchanges.



                      Emerging    Interna-    Mid-       Premier     Value      U.S.       S&P       Strategic    Income     Money
                      Markets     tional      Cap        Growth      Equity     Equity     500       Invest-      Fund       Market
                      Fund        Equity      Growth     Equity      Fund       Fund       Index     ment                    Fund
                                  Fund        Fund       Fund                              Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating
Expenses (as
of percentage
of net assets)

Maximum               1.05%(1)     .75%(1)    .55%(1)    .55%(1)     .55%(1)    .55%(1)    .15%(1)   .55%(1)     .35%(1)     .25%(1)
Advisory and
Administration
Fees

Shareholder           .25%        .25%        .25%       .25%        .25%       .25%       .25%      .25%         .25%       .25%
Servicing and
Distribution Fee

Other expenses        None        None        None       None        None       None       None      None         None       None

Total Operating       1.30%       1.00%       .80%       .80%        .80%       .80%       .40%      .80%         .60%       .50%
Expenses


----------

(1) The advisory and administration fee shown is the maximum payable by the Fund; this fee declines inrementally as the Fund's assets increase as described under "Management of the Trust - Fee Structure."

The nature of the services provided to, and the advisory and administration fee paid by, each Fund are described under "Management of the Trust." A Fund's advisory and administration fee is intended to be a "unitary" fee that includes any other operating expenses payable by a Fund, except for fees paid to the Trust's independent Trustees. The amount shown as the advisory and administration fee for a Fund reflect the highest fee payable, and does not reflect that the fee decreases incrementally as Fund assets increase. Because the Funds have only recently commenced operations, "Other Expenses" in the table above are based on estimated amounts for the current fiscal year. "Other Expenses" include only Trustees' fees payable to the Trust's independent Trustees. This amount is expected to be de minimus (less than .01%), therefore "Other Expenses" are reflected as "None."

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over a one-year and three-year period with respect to a hypothetical investment in each Fund. These amounts are based upon (1) payment by the Fund of operating expenses at the levels set out in the table above and (2) the specific assumptions stated below.



                                        You would pay the following                You would pay the following
                                      expenses on a $1,000 investment,               expenses on the same
                                    assuming (1) a 5% annual return and              investment, assuming no
                                         (2) redemption at the end                         redemption
                                         of the time periods shown:
                                    ------------------------------------           ----------------------------
                                        1 Year           3 Years                    1 Year          3 Years
                                        ------           -------                    ------          -------

Emerging Markets  Fund                  $38              $66                        $26             $53
International Equity Fund               $23              $45                        $17             $38
Mid-Cap Growth Fund                     $16              $33                        $12             $29
Premier Growth Equity Fund:             $13              $30                        $11             $28
Value Equity Fund:                      $13              $30                        $11             $28
U.S. Equity Fund                        $13              $30                        $11             $28
S&P 500 Index Fund                     $9               $18                        $7              $15
Strategic Investment Fund:              $12              $29                        $10             $27
Income Fund:                            $8               $21                        $7              $20
Money Market Fund                       $5               $16                        $5              $16



The above example is intended to assist you in understanding various costs and expenses that an investor in the Service Class shares of a Fund will bear directly or indirectly. Although the table assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The table assumes that any applicable purchase premiums are charged to an investor, even though such premiums are not applicable in all cases. The example should not be considered to be a representation of past or future expenses of a Fund; actual expenses may be greater or less than those shown.


Performance

As of ____________________, 1997, the Funds had not yet commenced investment operations and therefore no Fund has a performance record of its own. With respect to certain of the Funds, the chart below shows the historical performance of (i) broad market indexes for one-, three-, five- and ten- year time periods; and (ii) mutual funds and institutional private accounts having similar objectives as the Funds for which the investment adviser is GEIM, the Funds' investment adviser and administrator, or General Electric Investment Corporation ("GEIC", and together with GEIM collectively referred to as "GE Investments"), a sister company of GEIM that is wholly-owned by General Electric Company ("GE"). The professionals responsible for the investment operations of GEIM and the Funds serve in similar capacities with respect to GEIC. The data, calculated on an average annual total return basis, is provided to illustrate the past performance of GE Investments in managing accounts substantially similar to the Funds. These accounts consist of separate and distinct portfolios and their performance is not indicative of, or a substitute for, the past or future performance of the Funds.




                                                               Average Annual Total Return (%) (as of 4/30/97)


                FUND NAME
                                                  One                Three              Five               Ten            Since
                                                  Year               Year               Year              Year          Inception
                                                  ----               ----               ----              ----          ---------


International Equity Fund:                        ---                 ---               ---                ---             ---

GE International Equity Fund                      7.33               8.16                _                  _              7.66
        Class D                                                                                                          (3/2/94)

International Equity Composite                   [TBD]               [TBD]             [TBD]              [TBD]            N/A

Morgan Stanley EAFE Index                        -0.89               5.25              10.58               5.0             N/A

Value Equity Fund                                 ---                 ---               ---                ---             ---

Premier Growth Equity Fund:                        --                 --                 --                --               --

GE Premier Growth Fund                            N/A                 N/A               N/A                N/A            -1.93
     Class D                                                                                                            (12/31/96)

Elfun Trusts                                     21.38               23.27             16.73              14.39            N/A

S&P 500 Index                                    25.12               24.15             17.11              14.12            N/A

U.S. Equity Fund:                                 ---                 ---               ---                ---             ---

GE U.S. Equity Fund                              22.47               21.98               _                  _              18.37
     Class D                                                                                                            (11/29/93)

U.S. Multi-Style  - Equity Composite             [TBD]               [TBD]             [TBD]              [TBD]            N/A

S&P 500 Index                                    25.12               24.15             17.11              14.12            N/A

Strategic Fund:                                   ---                 ---               ---                ---             ---


GE Strategic Investment Fund                     13.79               15.28                _                 _             12.62
        Class D                                                                                                         (11/29/93)

Elfun Diversified Fund                           13.87               15.22             12.43                _             11.87
                                                                                                                         (1/1/88)


                FUND NAME
                                                  One                Three              Five              Ten             Since
                                                  Year               Year               Year              Year          Inception
                                                  ----               ----               ----              ----          ---------

S&P 500 & LB Aggregate Index Composite           17.90               17.56             13.21              11.95            N/A

Income Fund:                                      ---                 ---               ---                ---             ---

GE Funds' Fixed Income Fund Class D               7.15               7.20               ---                ---            5.46
                                                                                                                       (11/29/93)

Elfun Income Fund                                 7.56               7.79               7.48              8.58             N/A

S&S Long Term Interest Fund                       7.78               7.93               7.50              8.69             N/A

Lehman Brothers Aggregate Bond Index              7.08               7.68               7.35              8.69             N/A

Money Market Fund:                                ---                 ---               ---                ---             ---

GE Money Market Fund                              5.07               5.10                _                  _              4.44
                                                                                                                        (2/22/93)

Elfun Money Market Fund                           5.23               5.29               4.53                _              5.13
                                                                                                                        (6/13/90)

90 Day T-Bill                                     5.20               5.26               4.43               5.6             N/A


Notes to Performance

The composite performance data shown above for the International Equity Composite was developed from the aggregate performance of various institutional private accounts managed on a basis substantially similar to the International Equity Fund; the U.S. Multi-Style-Equity Composite was developed from the aggregate performance of various institutional private accounts managed on a basis substantially similar to the U.S. Equity Fund. The raw composite performance data was calculated in accordance with recommended standards of the Association for Investment Management and Research and the effect of fees was calculated as described below.

Custodial fees and expenses were not deducted from the composite results, but management fees are reflected as follows: fees of all fee paying accounts were deducted and, with respect to the non-fee paying GE-affiliated accounts, a hypothetical fee equal to the highest annual rate that would have been charged to a comparable fee paying account based on GE Investments' stated fee schedules was deducted. The fees and expenses deducted from the composite performance data generally are lower than the expenses incurred by the corresponding Funds and the composite performance figures would have been lower if they were subject to the higher fees and expenses incurred by the Funds. In addition, the composite performance might have been adversely affected by the diversification requirements, tax restrictions and investment limitations to which the Funds are subject, if the accounts within each composite had been regulated as investment companies under the federal securities and tax laws.

The mutual fund results are net of fees and expenses and assume changes in share price, reinvestment of dividends and capital gains. The management fees charged to the Elfun Funds and to S&S Long Term Interest Fund are the reasonable costs, both direct and indirect, incurred in providing management and advisory services. Consequently, the expenses incurred by the Elfun Funds and S&S Long Term Interest Fund generally are lower than those incurred by the corresponding Funds and their performance would have been lower if they were subject to the higher fees and expenses incurred by the Funds. GE Funds offer four classes of shares, each having different fees and expenses. GE Funds Class D shares are offered to certain institutional investors and bear the lowest level of fees and expenses. GEIM has voluntarily agreed to reduce or otherwise limit certain expenses of the GE Funds. Absent these limits, the GE Funds' performance would have been lower. Also, certain of the results for Elfun Diversified, Elfun Global and Elfun Money Market Funds were favorably affected by expense waivers or limitations.

The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), Morgan Stanley Capital International World Index ("MSCI World"), Morgan Stanley Capital International EAFE Index ("MSCI EAFE"), Lehman Brothers Aggregate Bond Index ("LB Aggregate"), the Lehman Brothers Municipal Bond Index ("LBMI") and Lehman Brothers 1-3 Year Government Bond Index ("LB 1-3") are unmanaged indexes and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. MSCI World Index is a composite of that currently consists of 1,554 stocks in companies from 22 countries representing the European, Pacific Basin and American regions. MSCI EAFE Index is a composite that currently consists of 1,091 stocks of companies from 20 countries representing stock markets of Europe, Australia, Asia, New Zealand and Far East. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. LBMI is a composite of investment grade, fixed rate municipal bonds and is considered to be representative of the municipal bond market. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. S&P 500 Index & LB Aggregate Composite Index simulates a blended return which is representative of the approximate asset allocation mix of the GE Strategic Investment Fund for the periods presented (composed of 60% S&P 500 Index 40% LBKL"). The actual allocation mix of this Fund may have varied from time to time. The results shown for the foregoing indexes assume the reinvestment of net dividends.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Trust is a diversified, open-end management investment company that consists of ten separate investment portfolios, each of which has two classes of shares -- the Service Class and the Investment Class. The Service Class shares differ from the Investment Class shares in that an additional .25% shareholder servicing and distribution fee is charged to each Fund with respect to Service Class shares. This .25% fee is intended to reimburse the Trust or GE Investment Services Inc. (the "Distributor") for expenditures made on behalf of each Fund to obtain certain shareholder services, including third-party record-keeping, transfer agency, and ongoing services related to the maintenance of Service Class shareholder accounts and to pay for certain distribution costs pursuant to a shareholder servicing and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The shareholder servicing and distribution fee paid by the Service Class shares will cause such shares to have a higher expense ratio and lower return than Investment Class shares.

You should be aware that GE Funds offers additional class options for investors that may not meet the minimum investment requirements of the Funds and/or require services not provided by the Funds, but that wish to invest in portfolios advised by GEIM with the same or similar investment objectives and policies as those of the Funds. Class A shares of the GE Funds would be suitable for investors that require "full service." Under the full service option, GEIM, in conjunction with the employee retirement plan record-keeping capabilities of State Street Bank and Trust Company ("State Street"), provides record-keeping and other shareholder services (including shareholder communication services) to investors in the Class A shares of the GE Funds. Class D shares of the GE Funds would be suitable for investors that require only advisory and administration services (similar to investors in the Investment Class shares of the Funds) but that are not able to meet the minimum investment requirements of the Funds, as well as for GE- affiliated employee retirement plans that require the full service option. Because the GE Funds are marketed primarily to retail investors that generally invest smaller amounts in such funds, the fees charged to investors in the GE Funds are higher than those charged to investors in the corresponding Funds of the Trust. You should evaluate the levels at which you intend to invest and your individual shareholder services requirements to determine the class of shares of the Funds or the GE Funds that best suit your needs at the lowest level of fees.

Set forth below is a description of the investment objective and policies of each Fund. The investment objective of a Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (1) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund. No assurance can be given that a Fund will be able to achieve its investment objective.

Emerging Markets Fund

The investment objective of the Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal conditions, at least 65% of its total assets in equity securities that are traded in emerging markets or equity securities of companies that are organized or conduct their principal business activities in emerging markets countries.

GEIM allocates the Fund's assets among the selected emerging markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. An emerging markets country is any country having an economy and market that are or would be considered by the World Bank to be emerging or developing, or emerging countries that are listed on the Morgan Stanley Capital International World Index. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in any such country, market or region.

The Fund, from time to time, may invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events in that country are more likely to affect the Fund's investments. GEIM bases its selection on certain relevant factors, including the investment restrictions and tax barriers of a given country, the outlook for economic growth, currency exchange rates, commodity prices, interest rates, political factors and the stage of the local market cycle in the emerging country.

Equity securities of emerging markets companies may include common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by foreign companies, equity interests in foreign investment funds or trusts and foreign real estate investment trust securities. The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Emerging Markets Fund, under normal market conditions, may invest up to 35% of its assets in debt securities, including notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the Emerging Markets Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company. GEIM also believes such a determination could be made with respect to an investment by the Emerging Markets Fund in debt instruments issued by a governmental entity if GEIM's concludes that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.

In addition, the Emerging Markets Fund may sell securities short against the box and may engage in certain investments discussed below under "Additional Permitted Investments."

International Equity Fund

The investment objective of the International Equity Fund (the "International Fund") is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in securities of foreign issuers. The International Fund may invest in securities of companies and governments located in developed and developing countries outside the United States, and also may invest in securities of foreign issuers in the form of depositary receipts. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in securities issued by the U.S. Government and U.S. corporations. The International Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries. The percentage of the International Fund's assets invested in particular countries or regions of the world will vary depending on political and economic conditions. An issuer's domicile or nationality will be determined by reference to (a) the country in which the issuer is organized; (b) the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) the country in which the issuer has at least 50% of its assets situated or (d) the principal trading market for the issuer's securities.

In selecting investments on behalf of the International Fund, GEIM seeks companies that are expected to grow faster than relevant markets and whose securities are available at a price that does not fully reflect the potential growth of those companies. GEIM typically focuses on companies that possess one or more of a variety of characteristics, including strong earnings growth relative to price-to-earnings and price-to-cash earnings ratios, low price-to-book value, strong cash flow, presence in an industry experiencing strong growth and high quality management.

The International Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and common stock purchase warrants or rights, issued by companies believed by GEIM to have a potential for superior growth in sales and earnings. In most cases these securities are traded on foreign or U.S. exchanges or in the U.S. or foreign over-the-counter markets. The International Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales or capitalization. In addition, the International Fund may sell securities short against the box and may engage in certain investments discussed below under "Additional Permitted Investments."

The International Fund, under normal market conditions, may invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the International Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies. In addition, GEIM believes such a determination could be made with respect to an investment by the International Fund in debt instruments issued by a governmental entity upon GEIM's concluding that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.

When GEIM believes there are unstable market, economic, political or currency conditions abroad, the Fund may assume a temporary defensive posture and restrict its investments to certain securities markets and/or invest all or a significant portion of its assets in securities of the types described above issued by companies incorporated in and/or having their principal activities in the United States.

Mid-Cap Growth Fund

The investment objective of the Mid-Cap Growth Fund (the "Mid-Cap Fund") is long-term growth of capital. The Mid-Cap Fund seeks to achieve this objective by investing primarily in the equity securities of companies with medium-sized market capitalizations ("mid-cap") that have the potential for above-average growth. The Fund, under normal market conditions, will invest at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S. securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, ADRs and warrants or rights issued by foreign and U.S. companies. The Fund defines a mid-cap company as one whose securities are within the market capitalization range of stocks listed on the S&P MidCap 400 Index (the "S&P 400 Index").

Mid-cap growth companies are often still in the early phase of their life cycles. Accordingly, investing in mid-cap companies generally entails greater risk exposure and volatility (meaning upward or downward price swings) than investing in large, well-established companies. However, GEIM believes that mid-cap companies may offer the potential for more rapid growth. See "Risk Factors and Special Considerations - Smaller Companies."

GEIM will rely on its proprietary research to identify mid-cap companies with potentially attractive growth prospects. These companies typically would have one or more of a variety of characteristics, including attractive products and services, above average earnings growth potential, superior financial returns, strong competitive position, shareholder focused management and sound balance sheets. There is, of course, no guarantee that GEIM will be able to identify such companies or that the Fund's investment in them will be successful.

The Mid-Cap Fund may invest up to 35% of its assets in bonds, notes, debentures, securities that are traded in foreign markets and securities of companies outside the capitalization range of the S&P 400 Index when GEIM determines that investing in these kinds of securities is consistent with the Fund's investment objective of long-term growth of capital. The Fund also may invest in foreign issuers that are outside this capitalization range in the form of ADRs. The Mid-Cap Fund may sell securities short against the box and engage in certain investments discussed below under "Additional Permitted Investments."


Premier Growth Equity Fund

The investment objective of the Premier Growth Equity Fund (the "Premier Growth Fund") is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing primarily in growth-oriented equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets. In pursuing its objective, the Premier Growth Fund, under normal conditions, may invest in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies.

The Premier Growth Fund will seek to identify and invest in companies it believes will offer potential for long-term growth of capital. These companies typically would possess one or more of a variety of characteristics, including high quality products and/or services, strong balance sheets, sustainable internal growth, superior financial returns, competitive position in the issuer's economic sector and shareholder-oriented management. While the Premier Growth Fund may invest in companies of varying sizes as measured by assets, sales or capitalization, a majority of its assets, under normal market conditions, will be comprised of companies with relatively large capitalizations. In addition, the Premier Growth Fund normally will be invested in companies that have above-average growth prospects and which are typically leaders in their fields. The Fund generally will be diversified over a cross section of industries.

Up to 25% of the Premier Growth Fund's total assets may be invested in securities traded in foreign markets. The Premier Growth Fund also may invest in securities of foreign issuers in the form of ADRs. The equity securities in which the Premier Growth Fund invests in most cases will be traded on domestic or foreign securities exchanges, or traded in the domestic or foreign over-the-counter markets. The Premier Growth Fund also may engage in certain investments discussed below under "Additional Permitted Investments." For temporary defensive purposes, the Fund may invest in fixed income securities without limitation. To the extent the Fund invests in fixed income securities, it may not achieve its investment objective.

Value Equity Fund

The investment objective of the Value Equity Fund (the "Value Fund") is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with large sized market capitalization that the Fund's management considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. During normal market conditions, the Fund will invest at least 65% of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, and warrants or rights issued by foreign and U.S. companies.

The Value Fund's investment philosophy is that the market tends to overreact to both good and bad news about issuers. Companies experiencing faster than expected growth tend to be overvalued as the market extrapolates current good news well beyond a sustainable time-frame and correspondingly overforecasts the period and magnitude of decline of companies experiencing near term difficulties. These difficulties can be driven by factors both internal and external to the company. Internal factors may include operational mismanagement or strategic mistakes. External factors may include a change in the economic environment or a shift in the competitive dynamics of an industry. The Fund attempts to identify firms that are out of favor for a variety of reasons and select those which Fund management believes to be undervalued relative to their true business prospects.

In accordance with this premise, GEIM will identify and select securities that it believes are undervalued, using factors it considers indicative of fundamental investment value including: (i) low price/earnings ratio relative to a normalized growth rate and/or the S&P 500 Index; (ii) the potential for free cash flow generation and prospects for dividend growth; (iii) a strong balance sheet with low financial leverage; (iv) sustainable competitive advantages such as a franchise brand name or dominant market position; (v) an experienced and capable management team; (vi) improving returns on invested capital; and (vii) net asset values in a restructuring/breakup analysis framework.

Fund management believes that such investments will position the Fund to benefit from a positive change in business prospects from an issuing company that adopts a turnaround strategy to increase/restore the earning power of the company.

The Value Fund, under normal market conditions, may invest up to 35% of its assets in bonds, notes and debentures, and up to 25% of its assets in securities traded in foreign markets. The Fund also may invest in securities of foreign issuers in the form of ADRs. The Fund may sell securities short against the box and engage in certain investments discussed below under "Additional Permitted Investments."

U.S. Equity Fund

The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies and, under normal conditions, it will invest at least 65% of its assets in common stocks, preferred stocks, securities convertible into common stocks, including convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, zero coupon obligations and warrants or rights issued by U.S. companies. The U.S. Equity Fund typically will invest in equity securities that are issued by U.S. companies and traded on U.S. securities exchanges or in the U.S.
over-the-counter market. Up to 15% of the U.S. Equity Fund's assets may be invested in securities traded in foreign markets. The U.S. Equity Fund also may invest in securities of foreign issuers in the form of ADRs, and may engage in certain investments discussed below under "Additional Permitted Investments."

In managing the assets of the U.S. Equity Fund, GEIM uses a combination of "value-oriented" and "growth-oriented" investing. Value-oriented investing involves seeking securities that may have low price-to-earnings ratios, or high yields, or that sell for less than intrinsic value as determined by GEIM, or that appear attractive on a dividend discount model. The U.S. Equity Fund would sell these securities when their prices approach targeted levels. Growth-oriented investing generally involves buying securities with above average earnings growth rates at reasonable prices. The U.S. Equity Fund holds these securities until GEIM determines that their growth prospects diminish or that they have become overvalued when compared with alternative investments.

In investing on behalf of the U.S. Equity Fund, GEIM seeks to produce a portfolio that GEIM believes will have similar characteristics to the S&P 500 Index by virtue of blending investments in both "value" and "growth" securities. Since the U.S. Equity Fund's strategy seeks to combine these basic elements, but is designed to select investments deemed to be the most attractive within each category, GEIM believes that the strategy should be capable of outperforming the U.S. equity market as reflected by the S&P 500 Index on a total return basis.

The U.S. Equity Fund, under normal market conditions, may invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in these kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the U.S. Equity Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies.

S&P 500 Index Fund

The investment objective of the S&P 500 Index Fund is to provide growth of capital and accumulation of income that corresponds to the investment return of the S&P 500 Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index. Standard and Poor's Corporation ("Standard & Poor's" or "S&P") 1 chooses the 500 common stocks comprising the S&P 500 Index on the basis of market values, industry diversification and other factors. Most of the common stocks in the S&P 500 Index are issued by 500 of the largest companies, in terms of the aggregate market value of their outstanding stock, and such companies generally are listed on the New York Stock Exchange. Additional common stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes. S&P may, from time to time, add common stocks to, or delete common stocks from, the S&P 500 Index.

The S&P 500 Index Fund will attempt to achieve its objective by replicating the total return of the S&P 500 Index. To the extent that it can do so consistent with the pursuit of its investment objective, it will attempt to keep transaction costs low and minimize portfolio turnover. To achieve its investment objective, the S&P 500 Index Fund will purchase equity securities that reflect, as a group, the total investment return of the S&P 500 Index. Like the S&P 500 Index, the S&P 500 Index Fund will hold both dividend paying and non-dividend paying common stocks comprising the S&P 500 Index.

Active portfolio management strategies are not used in making investment decisions for the S&P 500 Index Fund. Rather, State Street Global Advisors ("SSGA"), the sub-adviser to the S&P 500 Index Fund, utilizes a passive investment management approach. From time to time SSGA also may supplement this passive approach by using statistical selection techniques to determine which securities to purchase or sell for the Fund in order to replicate the investment return of the S&P 500 Index over a period of time.

--------

(1) The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The S&P 500 Index Fund may choose not to invest in all the securities that comprise the S&P 500 Index, and its holdings may differ by industry segment from the S&P 500 Index. The Fund may compensate for the omission from its portfolio of stocks that are included in the S&P 500 Index, or for purchasing securities included in the Index in proportions that are different from their weightings in the Index, by purchasing securities that may or may not be included in the S&P 500 Index but which have characteristics similar to the omitted securities (such as stocks from the same or similar industry groups having similar market capitalizations and other investment characteristics). In addition, from time to time adjustments may be made in the S&P 500 Index Fund's holdings due to changes in the composition or weighting of issues comprising the S&P 500 Index.

The S&P 500 Index Fund will attempt to achieve a correlation between its total return and that of the S&P 500 Index of at least 0.95, without taking expenses into account. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the S&P 500 Index Fund's net asset value, including the value of its dividends and capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. SSGA will monitor the S&P 500 Index Fund's correlation to the S&P 500 Index and attempt to minimize any "tracking error" (i.e., the statistical measure of the difference between the investment results of the S&P 500 Index Fund and that of the S&P 500 Index). However, brokerage and other transaction costs, as well as other S&P 500 Index Fund expenses, in addition to potential tracking error, will tend to cause the S&P 500 Index Fund's return to be lower than the return of the S&P 500 Index. There can be no assurance as to how closely the S&P 500 Index Fund's performance will correspond to the performance of the S&P 500 Index.

The S&P 500 Index Fund will not invest more than 35% of its total assets in stocks and other securities not included in the S&P 500 Index. In this regard, the S&P 500 Index Fund may temporarily invest cash balances, pending withdrawals or investments, in high quality money market instruments. Nevertheless, the S&P 500 Index Fund will not adopt a temporary defensive investment posture in times of generally declining stock prices, and, therefore, investors will bear the risk of such general stock market declines. The Fund also may engage in certain investments discussed below under "Additional Permitted Investments."

Strategic Investment Fund

The investment objective of the Strategic Investment Fund (the "Strategic Fund") is to maximize total return, consisting of growth of capital and current income. The Fund seeks to achieve this objective by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time. This strategy may result in the Strategic Fund's experiencing a high portfolio turnover rate. See "Portfolio Transactions and Turnover" below.

The Strategic Fund invests in the following classes of investments: common stocks, preferred stocks, convertible securities and warrants and rights issued by U.S. and foreign companies; bonds, debentures and notes issued by U.S. and foreign companies; securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("U.S. Government Obligations"); debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multi-state agencies or authorities, the interest on which is, in the opinion of issuers' counsel, excluded from gross income for Federal income tax purposes ("Municipal Obligations"); obligations of foreign governments or their agencies or instrumentalities; mortgage related securities, adjustable rate mortgage related securities ("ARMs"), collateralized mortgage related securities ("CMOs") and government stripped mortgage related securities; asset-backed and receivable-backed securities; and domestic and foreign money market instruments. The U.S. equity and debt instruments in which the Strategic Fund invests are traded on U.S. securities exchanges or in the U.S. over-the-counter market, except that the Fund may invest up to 10% of its assets in non-publicly traded securities. In addition, the Strategic Fund may invest up to 30% of its total assets in foreign securities that are listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Strategic Fund also may invest in ADRs and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal.

The Strategic Fund generally seeks to invest in equity and debt securities that GEIM has determined offer above average potential for total return. In making this determination, GEIM will take into account factors including earnings growth, industry attractiveness, company management, price-to-earnings ratios, yield, price-to-book ratios and valuation of assets.

GEIM has broad latitude in selecting the classes of investments to which the Strategic Fund's assets are committed. Although the Strategic Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEIM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

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

The Strategic Fund's investments are designed to achieve favorable performance with lower volatility than a fund that invests solely in equity or debt securities. GEIM will determine the weightings of equity and debt holdings for the Strategic Fund at any given time in light of its assessment of the attractiveness of each market. Although GEIM cannot predict the mix of the Strategic Fund's investments at any one time, GEIM can delineate certain situations that can lead to a shift in the mix of the Strategic Fund's investments. If, for example, the prices of U.S. equity securities decline due to falling economic activity and profits, and GEIM determines that the condition is transitory, GEIM could allocate a major portion of the Strategic Fund's assets to the equity market. If, on the other hand, the prices of debt instruments are depressed by rising economic activity combined with restrictive monetary or fiscal policies, and GEIM concludes that this condition is temporary, GEIM could allocate a major portion of the Strategic Fund's assets to debt securities.

The Strategic Fund typically purchases a debt security if GEIM believes that the yield and potential for capital appreciation of the security are sufficiently attractive in light of the risks of ownership of the security. In determining whether the Strategic Fund should invest in particular debt instruments, GEIM considers factors such as: the price, coupon and yield to maturity; GEIM's assessment of the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions.

GEIM's decision that the Strategic Fund invest in foreign securities would be predicated on the outlook for the foreign securities markets of selected countries, the underlying economies of those countries and the availability of attractively priced individual securities.

In addition to investing as described above, the Fund may invest in municipal leases, floating and variable rate instruments, participation interests in certain Municipal Obligations, Municipal Obligation components and custody receipts, zero coupon obligations and in securities of supra-national agencies, and may enter into mortgage dollar rolls. The Fund also may engage in certain investments discussed below under "Additional Permitted Investments."

Income Fund

The investment objective of the Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Income Fund's portfolio securities may occur but is not an objective of the Fund. In seeking to achieve this investment objective, the Income Fund invests in the following types of fixed income instruments: U.S. Government Obligations; obligations of foreign governments or their agencies or instrumentalities; bonds, debentures, notes and non-convertible preferred stocks issued by U.S. and foreign companies; mortgage related securities, ARMs, CMOs and government stripped mortgage related securities; asset-backed and receivable-backed securities; zero coupon obligations; floating and variable rate instruments and money market instruments. The Income Fund also may invest in ADRs and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal.

The Income Fund is subject to no limitation with respect to the maturities of the instruments in which it may invest; the weighted average maturity of the Fund's portfolio securities is anticipated to be approximately five to 10 years.

Up to 35% of the Income Fund's total assets may be invested in obligations of foreign companies or foreign governments or their agencies and instrumentalities. The Income Fund also may invest in securities of supra-national agencies, may enter into mortgage dollar rolls, and may engage in certain investments discussed below under "Additional Permitted Investments."

Money Market Fund

The investment objective of the Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Fund seeks to achieve this objective by investing in the following U.S. dollar denominated, short-term money market instruments:
(1) U.S. Government Obligations; (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest; (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supra-national entities;
(6) debt securities issued by foreign issuers; and (7) repurchase agreements.

The Money Market Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this Prospectus means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Money Market Fund acquires the security. Currently, six organizations are NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the Appendix to the Statement of Additional Information. By limiting its investments to Eligible Securities, the Money
Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government Obligations and except to the extent permitted under rules adopted by the SEC under the 1940 Act. In addition, the Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Money Market Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEIM in accordance with procedures established by the Board of Trustees. The Money Market Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Money Market Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Money Market Fund also may hold Rule 144A Securities (as defined below) and engage in certain investments discussed below under "Additional Permitted Investments."

INVESTMENTS IN DEBT SECURITIES

Each of the Premier Growth Fund, the U.S. Equity Fund, the International Fund, the S&P 500 Index Fund and the Value Fund limits investment in debt securities to those that are rated investment grade, except that up to 5% of each such Fund's assets may be invested in securities rated lower than investment grade. A security is considered investment grade if it is rated at the time of purchase within the four highest grades assigned by S&P, Moody's or has received an equivalent rating from another NRSRO or, if unrated, is deemed by GEIM to be of comparable quality.

Each of the Strategic Fund, the Income Fund, the Emerging Markets Fund and the Mid-Cap Fund limits its purchases of debt instruments to those that are rated within the six highest categories by S&P, Moody's or another NRSRO, or if unrated, are deemed by GEIM to be of comparable quality. Each of these Funds will not purchase a debt security if, as a result of the purchase, more than 25% of the Fund's total assets would be invested in securities rated BBB by S&P or Baa by Moody's or, if unrated, deemed by GEIM to be of comparable quality. In addition, each such Fund will not purchase any obligation rated BB or B by S&P or Ba or B by Moody's if, as a result of the purchase, more than 10% of the Fund's total assets would be invested in obligations rated in those categories or, if unrated, in obligations that are deemed by GEIM to be of comparable quality. A description of S&P's and Moody's ratings relevant to a Fund's
investments   is  included  as  an  Appendix  to  the  Statement  of  Additional
Information.

CASH MANAGEMENT POLICIES - NON-MONEY MARKET FUNDS

The Money Market Fund's policies with respect to holding cash and investing in money market instruments are described above. This section describes the cash management policies of the other Funds (each, a "non-money market Fund").

A non-money market Fund, under normal circumstances, may hold cash and/or invest in money market instruments in order to manage its cash, pending investment in accordance with its investment objective and policies and to meet operating expenses. During normal market conditions, the Income Fund may invest a substantial portion of its assets in money market instruments if GEIM deems such investments to be consistent with that Fund's investment objective.

When GEIM believes that economic or other conditions warrant, a non-money market Fund, other than the S&P 500 Index Fund, may assume a temporary defensive posture and hold cash and/or invest in money market instruments without limitation. To the extent that a Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

Types of Permitted Money Market Investments. Each non-money market Fund may invest directly, or indirectly through its investment in the GEI Short-Term Investment Fund (described below), in the following types of money market securities during normal market conditions and for temporary defensive purposes:

          (i) U.S. Government Obligations (described below);

          (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers;

          (iii) commercial paper and notes, including those with variable and floating rates of interest;

          (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks;

          (v) debt  obligations  issued  or  guaranteed  by one or more  foreign
     governments   or  any  of  their   political   subdivisions,   agencies  or
     instrumentalities, including obligations of supra-national entities;

          (vi) debt securities issued by foreign issuers; and

          (vii)  repurchase  agreements and reverse  repurchase  agreements (see
     "Risk  Factors  and  Special   Considerations  --  Repurchase  and  Reverse
     Repurchase Agreements" below for a further description).

Each non-money market Fund may invest up to 25% of its assets in the GEI Short-Term Investment Fund (the "Investment Fund"). The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above, and serves as the investment vehicle that facilitates the collective investment of the cash accounts of the non-money market Funds and other entities advised by GEIM or its affiliate, GEIC. GEIM is the investment adviser to the Investment Fund, and charges no advisory fee to the Investment Fund for these services. A non-money market Fund would incur no sales charge and no distribution or service fees in connection with its holdings in the Investment Fund.

A non-money market Fund may hold money market instruments that are rated no lower than A-2 by S&P or Prime-2 by Moody's, or that have received an equivalent rating from another NRSRO, or if unrated, are issued by an entity having an outstanding unsecured debt issue rated within an NRSRO's three highest rating categories. A description of the rating systems of Moody's and S&P is contained in an Appendix to the Statement of Additional Information. At no time will a non-money market Fund's investments in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

ADDITIONAL PERMITTED INVESTMENTS

In addition to the investments discussed above, some or all of the Funds may invest in the types of securities or may engage in investment techniques and strategies discussed below.

Investment Techniques And Strategies. Each Fund may enter into securities transactions on a when-issued or delayed-delivery basis and may lend its portfolio securities.


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


Illiquid Investments, Restricted Securities and Non-Publicly Traded Securities. The S&P 500 Index Fund may invest up to 10%, and each of the other non-money market Funds may invest up to 15%, of its net assets in illiquid securities. Illiquid securities are securities that a Fund cannot dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities, investment-only debt instruments, principal-only debt instruments and restricted securities. A restricted security is one that has a contractual or legal restriction on transfer or which is not registered for sale to the general public under Securities Act of 1933, as amended (the "1933 Act").

Each non-money market Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in restricted securities. While restricted securities generally are considered illiquid, they may be deemed to be liquid if (i) such securities may be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and (ii) the Trust's Board of Trustees, or GEIM acting under guidelines approved and monitored by the Board, determines that an adequate trading market exists for such securities. Investment by a Fund in Rule 144A Securities deemed to be liquid by the Board or GEIM, as applicable, will not be subject to either the 15% limitation on investment in illiquid securities or the 10% limitation on investment in restricted securities. If a Fund holds Rule 144A Securities, the level of illiquidity in its portfolio may increase during periods when qualified institutional buyers lose interest in purchasing those securities.

In addition, each non-Money Market Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in non-publicly traded securities. A Fund's investment in restricted securities (except Rule 144A Securities deemed liquid), if any, would be included in this 10% limitation, because restricted securities are not publicly traded. In no event will any Fund's investments in illiquid and non-publicly traded securities (including restricted securities, but excluding Rule 144A Securities deemed liquid), in the aggregate, exceed 15% of its assets.

U.S. Government Obligations. Each Fund may invest in obligations issued by the U.S. Government or by its agencies and instrumentalities (as defined above, "U.S. Government Obligations"). Different types of U.S. Government Obligations have different payment guarantees, if any. Some U.S. Government Obligations, such as U.S. Treasury securities, are supported by the full faith and credit of the U.S. government or U.S. Treasury guarantees. U.S. Treasury securities differ in their interest rates, maturities and dates of issuance. Other U.S. Government Obligations are backed by the right of the issuer or guarantor to borrow from the U.S. Treasury; others, by the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality issuing the security; and still others, only by the credit of the agency or instrumentality issuing the obligation.

Where U.S. Government Obligations are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality (which may be privately owned) issuing the obligations for repayment. There is no guarantee that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not required to do so. A Fund will invest in U.S. Government Obligations that are not backed by full faith and credit of the U.S. Government only if GEIM determines that the issuing agency's or instrumentality's credit risk make the obligations suitable for Fund investment.

The types of U.S. Government Obligations in which the Funds may invest are listed in the Statement of Additional Information.

Repurchase and Reverse Repurchase Agreements. Each Fund may enter into repurchase agreements involving securities that are permitted investments for that Fund. A repurchase agreement is a transaction in which a Fund purchases a security at one price and the seller simultaneously agrees to buy back that security at a higher price on a date that occurs within a relatively short time period, usually one to seven days. Repurchase agreements allow a Fund to earn income on idle cash at a fixed rate of return, and are treated as loans by the Funds for purposes of the 1940 Act.

The Funds may engage in repurchase agreement transactions with certain Federal Reserve System member banks and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. If a Fund enters into a repurchase agreement, GEIM will monitor the value of the securities underlying the agreement on an ongoing basis to ensure their value remains equal to the total amount of the repurchase price (including interest). GEIM also monitors the creditworthiness of the banks and dealers that enter into repurchase agreements with the Funds in order to identify potential risks.

Each Fund may engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement involves the Fund selling securities that it holds and concurrently agreeing to repurchase the same securities at an agreed upon price and date. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the 1940 Act. A Fund will enter into reverse repurchase agreements when it needs cash to meet redemption requests or to pay dividends and distributions, but considers a sale of its portfolio securities to be disadvantageous. Cash, U.S. Government Obligations or other liquid assets equal in value to the Fund's obligations under outstanding reverse repurchase agreements would be segregated and maintained with State Street, the Trust's custodian and transfer agent, or a designated sub-custodian.

Structured and indexed Securities. The Strategic Fund and the Income Fund may invest in structured and indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured and indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or value of the security at maturity may be some multiple of the change in value of the Reference. Consequently, structured and indexed securities may entail a greater degree of market risk than other types of debt securities because a Fund bears the risk of the Reference. Structured and indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Certain of the other Funds may invest in other investment companies that issue securities with values that are based on an underlying index. See "Appendix -- Further Information: Certain Investment Techniques and Strategies" for a further discussion of such investments, which include WEBs, CountryBaskets and SPDRs.

Purchasing Put and Call Options on Securities. A non-money market Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and an additional 10% of its assets to purchase call options on portfolio securities. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of the Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indexes, options on foreign currencies and options on futures contracts shall not exceed 20% of the Fund's net assets.

An option holder has the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. Each non-money market Fund may purchase put and call options that are traded on a U.S. or foreign exchange or in the over-the-counter market.

Put Options. A put option is an option to sell. If GEIM believes that the market value of a security a Fund owns will decline, the Fund may purchase a put option on that security. The put option would allow the Fund to sell the security at a given price during the option period and thereby limit its losses on the security. If the underlying security appreciates, rather than depreciates, the Fund would choose not to exercise the option, but any appreciation in the value of the underlying security would be offset by the premium the Fund paid for the relevant put option, plus any related transaction costs.

Call Options. A call option is an option to buy. A Fund may purchase a call option on a security when GEIM believes the market price of that security will increase. A call option would allow the Fund to purchase the security at a set price during the option period, and thereby limit its losses from rising prices. A Fund also may purchase call options to increase its return at a time when the call is expected to increase in value because the market anticipates the value of the underlying security will increase.

Closing Sale Transactions. Prior to the expiration of a put or a call option, the Fund may enter into a closing sale transaction. In a closing sale the Fund sells an option having the same features (i.e., is of the same series) as an option previously purchased. Profit or loss from a closing transaction would depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing. Each non-money market Fund may write only covered put and call options on securities. Covered puts involve a Fund selling to another party the right to compel the Fund to purchase an underlying security from the option holder at a specified price at any time during the option period. A "covered" put generally means that the Fund segregates with its custodian cash or liquid securities with a value at least equal to the exercise price of the option. Covered calls involve a Fund selling the right to another party to purchase securities that the Fund owns at a specified price at any time during the option period. A "covered" call generally means that the Fund owns the underlying securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by these options.

A put or call option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or determined by the SEC to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where put and call options will be deemed to be covered by a Fund.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby allowing the Fund to sell the security or write a new option prior to the outstanding option's expiration). A Fund effects a closing purchase transaction by purchasing, prior to the holder's exercise of an option written by the Fund, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. To facilitate closing purchase transactions, the Funds with option-writing authority will ordinarily write options only if a secondary market for the options exists on a U.S. or foreign securities exchange or in the over-the-counter market.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. A Fund would enter into options transactions as hedges to reduce investment risk, and a properly correlated hedge will result in a loss on the portfolio position's being offset by a gain on the hedge position.

Securities Index Options. In attempting to hedge all or a portion of its investments, a non-money market Fund may purchase and write put or call options on securities indexes listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. A Fund would purchase or write index options only with respect to those indexes that include securities of the type that the Fund would invest in. As discussed above, a Fund with option writing authority may write only covered options. In addition to investing in securities index option for hedging purposes, the Funds may use such options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Investments in options on securities indexes generally have return characteristics similar to direct investments in the underlying instruments.

Unlike options on securities, options on securities indexes do not involve the delivery of an underlying security. An option on a securities index represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date.

If a Fund writes a securities index option, that option may be deemed covered in any manner permitted under the 1940 Act or any other method the SEC determines to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where securities index options will be deemed to be covered by a Fund. If a Fund has written a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written.

Futures and Options on Futures. Each non-money market Fund may enter into interest rate, financial and bond index futures contracts and, with the exception of the Income Fund, stock index futures contracts, or related options, that are traded on a U.S. or foreign exchanges or traded on a board of trade approved by the CFTC or in the over-the-counter market. The Funds would engage in these transactions to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the SEC staff is that an investment fund's long and short positions in futures contracts, as well as put and call options on futures written by that fund, must be collateralized with cash or other liquid assets and segregated with the fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities (see "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information) and designed to eliminate any potential leveraging.

An interest rate futures contract obligates the buyer to receive and the seller to deliver a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index.

An index futures contract obligates the parties to contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds; a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Forward Currency Transactions. Each non-money market Fund may hold currencies to meet settlement requirements for foreign securities. Each non-money market Fund, other than the S&P 500 Index Fund, may engage in currency exchange transactions to manage currency risk, which is the risk that fluctuations in exchange rates may adversely affect a Fund. No Fund will enter into forward currency transactions for speculative purposes.

Forward currency contracts are agreements to purchase or sell a specific quantity of a currency at future date and at a price that are fixed at the time that a Fund enters into the contract. Forward currency contracts are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, generally have no deposit requirements and are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with State Street or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment under the contracts.

Upon maturity of a forward currency contract, a Fund may pay for and receive the underlying currency, negotiate a roll over into a new forward currency contract with a new settlement date, or negotiate a termination of the forward contract into an offset whereby the Fund would pay the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust also may be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEIM. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.

Options on Foreign Currencies. Each non-money market Fund may purchase or write foreign currency options as a hedge against variations in foreign exchange rates that would cause the U.S. dollar value of securities denominated in foreign currency to decline or the cost of securities to be acquired to increase. Foreign currency options provide the holder of such options the right to buy or sell a currency at a fixed price on or before a future date. The Funds may write only covered options, and no Fund will enter into a transaction involving options on foreign currencies for speculative purposes. The Funds will purchase or write options that are traded on U.S. or foreign exchanges or in the over-the-counter market. The Trust will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.

See  "Risk  Factors  and  Special   Considerations"  and  "Appendix  --  Further
Information: Certain Investment Techniques and Strategies" for a discussion of the risks and special considerations associated with the additional investments and investment techniques and strategies discussed above.



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

INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions with respect to each Fund that may not be changed without approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Included among those fundamental restrictions are those listed below.


1. No Fund may borrow money, except that a Fund may enter into reverse repurchase agreements and may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. No Fund may purchase securities (other than U.S. Government Obligations) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each non-money market Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in U.S. Government Obligations and (b) up to 25% of the value of the assets of a non-money market Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any country other than the United States, but not the U.S. Government and (b) all supra-national organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction. For purposes of this investment restriction, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Certain other investment restrictions adopted by the Trust with respect to the Funds are described in the Statement of Additional Information.

Risk Factors and Special Considerations

Investing in the Funds involves risk factors and special considerations, such as those described below.

General. Investments in a Fund are not insured against loss of principal. As with any investment portfolio, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered to be a complete investment program.

Equity Securities. A Fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the equity securities the Fund holds may decline over short or even extended periods. Equity securities also are subject to the risk that the value of a particular issuer's securities will decline, even during periods when equity securities traded in the stock market in general are rising.

Absence of Operating History. The Funds only recently commenced operations, and therefore lack an operating history that shareholders may look to for purposes of evaluating Fund performance.


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

Debt Instruments. A Fund's investments in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect investments in such securities. The value of investments in fixed income securities tend to decrease when interest rates rise and increase when interest rates fall. Generally, the value of longer-term debt instruments will tend fluctuate more than shorter-term debt securities. In addition, when interest rates are falling, the money a Fund receives from continuously selling shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Credit Risk. The Funds may invest in debt securities that are not backed by the U.S. government. Such securities are subject to credit risk, which is the risk that the issuer may be unable to pay principal and/or interest when due.

Investment Grade Obligations. Obligations rated BBB by S&P or Baa by Moody's are considered investment grade, but are somewhat riskier than higher-rated investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest, and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Low-rated Securities. Certain Funds are authorized to invest in high-yield securities that are rated lower than investment grade by the primary rating agencies (e.g., are rated "BB" or lower by S&P and "Ba" or lower by Moody's). These securities are sometimes referred to as "junk bonds," and are considered to be speculative. Lower-rated and comparable unrated securities (collectively, "low- rated" securities) provide poor protection for payment of principal and interest. They generally are subject to greater risks of default than higher-rated securities, and securities with the lowest ratings may be in default or have a substantial risk of default. Low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default.

The market value of certain low-rated securities tends to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally are subject to a greater risk that the issuer cannot meet principal and interest payments when due (i.e., credit risk). Issuers of low-rated securities are often highly leveraged and may not have access to more traditional methods of financing. Accordingly, the ability of such issuers to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. These issuers tend to be more vulnerable to real or perceived economic changes, political developments, new or proposed laws and adverse publicity.

The market for low-rated securities may be thinner and less active than that for higher-rated securities, which may adversely affect the price at which these securities may be sold. Thinner markets may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing the portfolio securities and calculating a Fund's net asset value.

Illiquid Securities. Illiquid securities may be difficult to resell, and a Fund's net assets may be adversely affected if there is no ready buyer willing to purchase the Fund's illiquid securities at a price GEIM deems representative of their value.

Non-publicly Traded Securities. Non-publicly traded securities are generally more illiquid than publicly traded securities. The prices realized from reselling non-publicly traded securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements applicable to publicly traded securities.

Smaller Companies. Smaller companies in which the Mid-Cap Fund may invest may involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. As a result, the prices of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

Repurchase and Reverse Repurchase Agreements. A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. Specifically, there are risks that the value of the underlying securities might decline while the Fund seeks to assert its rights, that the Fund will incur additional expenses in asserting its rights, and that the Fund may lose all or part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Warrants. A warrant is a security that permits, but does not obligate, its holder to subscribe for another security. Warrant holders do not have a right to dividends or voting rights with respect to underlying securities, and warrants do not represent any rights to the assets of the issuer. Therefore, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Rights. A right is a privilege granted to a corporation's existing shareholders to purchase or subscribe to additional shares of stock at the time of a new issuance, before the stock is offered to the general public. This allows the stockholders to retain the same ownership percentage after the new stock offering. Rights are freely transferable and generally entitle the holder to purchase the stock at a price below the public offering price.

Investment in Foreign Securities. Investing in securities issued by foreign companies and governments or traded in foreign markets involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations, including:

Regulatory Risks. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to U.S. companies. The values of foreign investments are affected by changes in exchange control regulations; application of foreign tax laws, including withholding taxes; changes in governmental administration or economic or monetary policy (in the United States or abroad).

Currency Risks. The values of foreign investments are affected by changes in currency rates or exchange control regulations. When a Fund holds a security denominated in a local currency (rather than in U.S. dollars), it may convert U.S. dollars into that local currency in order to purchase the security and convert local currency back into dollars when the security is sold. The value of the local currency relative to the U.S. dollar would affect the value of that foreign security. For example, if the local currency gains strength against the U.S. dollar, the value of the foreign security increases. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security would decline. U.S. dollar denominated securities of foreign issuers also may be affected by currency risk.

Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Market Risks. Foreign markets, particularly those of developing or emerging countries, may be less liquid, more volatile and less subject to governmental supervision than domestic markets. There may be difficulties in enforcing contractual obligations and transactions could be subject to extended clearance and settlement periods.

Political/Economic Risk. A foreign government might impose restrictions or prohibitions on the repatriation of foreign currencies, limitations on the use or removal of funds or other assets (including the withholding of dividends). It may adopt confiscatory tax policies or expropriate the assets or operations of a company in which the Fund invests. Changes in the relationship or dealings between nations may affect a Fund's investments in foreign securities.

Transaction Costs. Transaction costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. Costs are incurred in connection with conversion between various currencies.

Investing in Developing or Emerging Markets. Investing in securities issued by companies located in countries with emerging economies and/or securities markets involves risks in addition to those described above with respect to investing in foreign securities. The economic structures in these countries generally are less diverse and mature than those in developed countries, and their political systems are less stable. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property.

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

The small size and inexperience of the securities markets in certain emerging or developing countries and the low or nonexistent volume of trading in securities in those countries may make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, a Fund investing in such countries may be required to establish special custody or other arrangements before investing.

Municipal Obligations. Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, like other debt instruments their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

At the time of issuance, issuers of Municipal Obligations obtain opinions from bond counsel opinions addressing the validity of the Obligations and whether the interest on such Obligations is exempt from Federal income taxes. Neither the Trust nor GEIM will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The U.S. Government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may pass similar laws in the future.

Covered Option Writing. A Fund that writes puts and calls may experience losses if GEIM or any sub-adviser of the Fund incorrectly predicts the direction in which the market will move. If a Fund writes a put option obligating that Fund to purchase a security at a certain price, the Fund may experience a loss if the market price of the underlying security goes down. This is because the Fund would be compelled to purchase a security at a price that is higher than market price. The loss would be equal to the difference between the price at which the Fund must purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Likewise, the Fund would experience a loss if it wrote a call option and the price of the underlying security rises. This is because the Fund would be obligated to sell a security at a price that is lower than market price. The loss would be equal to the excess of the security's market value at the time of the option's exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

In addition, no assurance can be given that a Fund will be able to close out an options position at the desired time. A Fund's ability to enter into closing purchase transactions depends upon the existence of a liquid secondary market. While the Funds purchase or write options only when GEIM or any sub-adviser of the Fund believes a liquid secondary market exists, there is a possibility that this market may be absent or cease to exist, which would make it difficult or impossible to close out a position when desired.

Securities Index Options. As with other options, a Fund's ability to close out positions in securities index options depends upon the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at a later date. In addition, securities exchanges impose position and exercise limits and other regulations on options traded on those exchanges. The absence of a liquid secondary market and possible exchange-imposed limitations may make it difficult or impossible to close out a position when desired.

Futures and Options on Futures. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time.

Forward Currency Transactions. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the special skills and experience of GEIM or any sub-adviser of the Fund with respect to those instruments and will usually depend upon the ability of GEIM or any sub-adviser of the Fund to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect.

The Trust's ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments and the amount of trading interest that may exist in the future in forward currency contracts which cannot now be predicted. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Derivatives. Certain of the Funds' permitted investments constitute derivatives, including forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts involving U.S. Government and foreign government securities and currencies. Certain derivative securities can, under certain circumstances, significantly increase an investor's exposure to market and other risk.

Instruments and Strategies Involving Special Risks. Certain instruments in which the Funds can invest and certain investment strategies that the Funds may employ could expose the Funds to various risks and special considerations. The instruments presenting risks to a Fund that holds the instruments are: Rule 144A Securities, depositary receipts, securities of supra-national agencies, securities of other investment funds, municipal leases, floating and variable rate instruments, participation interests, zero coupon obligations, Municipal Obligation components, custody receipts, mortgage related securities, government stripped mortgage related securities, and asset-backed and receivable-backed securities. Among the risks that some but not all of these instruments involve are lack of liquid secondary markets and the risk of prepayment of principal. The investment strategies involving special risks to some or all of the Funds are: engaging in when-issued or delayed-delivery securities transactions, lending portfolio securities and selling securities short against the box. Among the risks that some but not all of these strategies involve are increased exposure to fluctuations in market value of the securities and certain credit risks. See "Appendix -- Further Information: Certain Investment Techniques and Strategies" for a more complete description of these instruments and strategies.

Portfolio Transactions and Turnover

The Board of Trustees of the Trust has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder, transactions for a Fund may be executed through an affiliated broker-dealer if, in the judgment of GEIM or any sub- adviser of the Fund, the use of such broker-dealer is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, such broker-dealer may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with such broker-dealer. Such broker-dealer will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Trust cannot predict precisely the turnover rate for any Fund, but expects that the annual turnover rate will generally not exceed 50% for the Premier Growth Fund, 50% for the U.S. Equity Fund, 50% for the International Fund, 100% for the Value Fund, 200% for the Strategic Fund, 300% for the Income Fund, 200% for the Mid-Cap Fund, 50% for the Emerging Markets Fund and 25% for the S&P 500 Index Fund. The portfolio turnover rate for the Money Market Fund is expected to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. Short-term gains realized from portfolio turnover are taxable to investors as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. GEIM does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. The Statement of Additional Information contains additional information regarding portfolio transactions and turnover.

MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Funds rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEIM. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Adviser and Administrator

GEIM, located at 3003 Summer Street, P.O. Box 7900 Stamford, Connecticut 06904, serves as the investment adviser and administrator of each Fund. GEIM was formed under the laws of Delaware in 1988, and is a wholly-owned subsidiary of GE and a registered investment adviser under the Investment Advisers Act of 1940, as amended. GEIM has served as the investment adviser to the Trust since the commencement of the Trust's operations on ____________________, 1997.

GEIM's principal officers, directors, and portfolio managers serve in similar capacities with GEIC. Like GEIM, GEIC is a wholly-owned subsidiary of GE. Through GEIM and GEIC (together, "GE Investments") and their predecessors, GE has nearly 70 years of investment management experience.

As of ____________________, 1997, GE Investments provided investment management services to various institutional accounts with total assets of approximately $[____] billion. GEIM or GEIC serves as the investment adviser to the following entities:

GE Funds - GEIM has served as the investment adviser and administrator for GE Funds since January 1993, when GE Funds commenced operations. GE Funds is an open-end management investment company whose portfolios (the "GE Funds") are marketed to individual retail and institutional investors. The GE Funds are sold through a multiple distribution system that offers an investor the option of choosing a class that best suits the investor's needs in terms of purchase amount and the length of time the investor intends to hold the GE Fund shares.

GE Investments Funds, Inc. ("GEIFI Funds") - GEIM has served as the investment adviser to the investment portfolios of GEIFI Funds since May 1, 1997. GEIFI Funds is an open-end management investment company whose shares are currently offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts.

Other Institutional Accounts - GEIM has served as the sub-adviser to PaineWebber Global Equity Fund, a series of PaineWebber Investment Trust, since its inception in 1991, and to the Global Growth Portfolio of PaineWebber Series Trust and Global Small Cap Fund Inc. since March, 1995. GEIM has served as sub-adviser to the International Equity Portfolio and the U.S. Equity Portfolio of WRL Series Fund, Inc. since January 1997 and to the International Equity Portfolio of IDEX Series Fund since February 1997.

The Elfun Funds - GEIC serves as the investment adviser to Elfun Global Fund, Elfun Trusts, Elfun Income Fund, Elfun Money Market Fund, Elfun Tax-Exempt Income Fund and Elfun Diversified Fund (collectively, the "Elfun Funds"). The first Elfun Fund, Elfun Trusts, was established in 1935. Investment in the Elfun Funds generally is limited to regular and senior members of the Elfun Society, whose regular members are selected from active employees of GE and/or its majority-owned subsidiaries, and whose senior Society members are former members who have retired from those companies.

S&S Funds - Under the General Electric Savings and Security Program, GEIC serves as investment adviser to the GE S&S Program Mutual Fund and GE S&S Long Term Interest Fund. GEIC also serves as the investment adviser to the General Electric Pension Trust.

GEIM or any sub-adviser of a Fund, subject to the supervision and direction of the Trust's Board of Trustees, manages the Funds' portfolios in accordance with the Funds' respective investment objectives and stated policies, makes investment decisions for the Funds and places purchase and sale orders for the Funds' portfolio transactions. GEIM or any sub-adviser of a Fund also pays the salaries of all personnel employed by both it and the Trust and provides each Fund with investment officers who are authorized by the Board of Trustees to execute purchases and sales of securities on behalf of the Funds.

GEIM or any sub-adviser of a Fund makes investment decisions for each Fund independently from its investment considerations with respect to the entities that it manages. However, the Funds and these other entities may invest in the same types of securities, particularly where they have the same or similar investment objective or policies. When a Fund and one or more other accounts or portfolios managed by GEIM or any sub-adviser of a Fund are prepared to invest in, or desire to dispose of, the same security, available investments or sale opportunities will be allocated in a manner that GEIM or any sub-adviser of a Fund believes is equitable to each entity. In some cases, this procedure may adversely affect the price a Fund pays or receives or the size of the position obtained or disposed of by a Fund.

The agreements governing the investment advisory services furnished to the Trust by GEIM provide that, if GEIM ceases to act as the investment adviser to the Trust, at GEIM's request, the Trust's license to use the initials "GE" will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials "GE."

GEIM's Fee Structure

Each Fund pays GEIM a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory agreement for each Fund specifies this advisory fee and other expenses that the Fund must pay. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the following schedule (fees are expressed as an annual rate):



Name of Fund              Average Daily Net Assets of Fund     Annual Rate Percentage (%)
------------              --------------------------------     --------------------------

Premier Growth Fund       First $25 million                               .55

U.S. Equity Fund          Next $25 million                                .45

Value Fund                Over $50 million                                .35

Mid-Cap Fund

Strategic Fund

--------------------------------------------------------------------------------

Emerging Markets Fund     First $50 million                              1.05

                          Over $50 million                                .95

--------------------------------------------------------------------------------

International Fund        First $25 million                               .75

                          Next $50 million                                .65

                          Over $75 million                                .55

--------------------------------------------------------------------------------

Money Market Fund         First $25 million                               .25

                          Next $25 million                                .20

                          Next $50 million                                .15

                          Over $100 million                               .10

--------------------------------------------------------------------------------

S&P 500 Index Fund        All assets                                      .15
--------------------------------------------------------------------------------

From time to time, GEIM may waive or reimburse advisory or administrative fees paid by a Fund.

Investment Sub-Adviser

SSGA is the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEIM effective _____________________, 1997. SSGA, a division of State Street, is located at Two International Place, Boston, Massachusetts 02110. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $292 billion under management as of December 31, 1996, provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels. SSGA also manages the investments of certain portfolios of GEIFI Funds, including GEIFI Funds' Value Fund and STP 500 Index Fund. GEIM pays SSGA monthly compensation in the form of an investment sub-advisory fee of [____]% of the Fund's average daily net assets.

Portfolio Management

Eugene K. Bolton is responsible for the overall management of the domestic equity investment process at GE Investments. Mr. Bolton has served in that capacity since the commencement of operations of the GE Funds. Mr. Bolton leads a team of portfolio managers for the U.S. Equity Fund. Mr. Bolton has more than 12 years of investment experience and has held positions with GE Investments since 1984. He is currently a Director and Executive Vice President of GE Investments.

David B. Carlson is the Portfolio Manager of the Premier Growth Fund and is also responsible for the management of the domestic equity related investments of the portfolio of the Strategic Fund. Mr. Carlson has served those Funds since the commencement of their operations. In addition, Mr. Carlson has served as the Portfolio Manager to similar funds of GE Funds since the commencement of their operations. He has more than 14 years of investment experience and has held positions with GE Investments since 1982. Mr. Carlson is currently a Senior Vice President of GE Investments.

Peter J. Hathaway leads a team of portfolio managers for the Value Fund and has served in that capacity since the commencement of that Fund's operations. In addition, Mr. Hathaway has served in a similar capacity with respect to GE Funds' Value Fund since the commencement of that Fund's operations. He has more than 36 years of investment experience and has held positions with GE Investments since 1985. Mr. Hathaway is currently a Senior Vice President of GE Investments.

Ralph R. Layman [leads a team of portfolio managers for] the International Fund and the Emerging Markets Fund and also is responsible for the management of the international equity-related investments of the Strategic Fund. Mr. Layman has served those Funds since the commencement of their operations. In addition, Mr. Layman has served in a similar capacity with respect to GE Funds' GE International Equity Fund and GE Strategic Investment Fund since the commencement of each such fund's operations. He has more than 17 years of investment experience and has held positions with GE Investments since 1991. From 1989 to 1991, Mr. Layman served as an Executive Vice President, Partner and Portfolio Manager of Northern Capital Management, and prior thereto, served as Vice President and Portfolio Manager of Templeton Investment Counsel. Mr. Layman is currently a Director and Executive Vice President of GE Investments.

Robert A. MacDougall leads a team of portfolio managers for the Income Fund and is also responsible for the management of fixed income related investments of the portfolio of the Strategic Fund. Mr. MacDougall has served those Funds since the commencement of their operations. In addition, Mr. MacDougall has served in a similar capacity with respect to GE Funds' GE Fixed Income Fund and GE Strategic Investment Fund since the commencement of their operations. He has more than 13 years investment experience and has held positions with GE Investments since 1986. Mr. MacDougall is currently a Director and Executive Vice President of GE Investments.

Elaine G. Harris is the Portfolio Manager for the Mid-Cap Fund and has served in that capacity since commencement of that Fund's operations. Ms. Harris also serves as the Portfolio Manager for the GE Funds' GE Mid-Cap Fund. She has more than 13 years of investment experience and has held positions with GE Investments since 1993. From 1991 to 1993, Ms. Harris served as Senior Vice President and Portfolio Manager at SunAmerica Asset Management and, prior thereto, as Portfolio Manager at Alliance Capital Management Company and as an analyst and subsequently, Portfolio Manager at Fidelity Investments. Ms. Harris is currently a Senior Vice President of GE Investments.

James B. May leads a team of portfolio managers for the S&P 500 Index Fund. Mr. May has been an investment officer and portfolio manager in the U.S. Structured Products Group of State Street since 1994. From 1991 to 1993, Mr. May served as an Investment Support Analyst in the U.S. Passive Service Group of State Street. Mr. May holds a B.S. in finance from Bentley College and an M.B.A. from Boston College.

GEIM investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Expenses of the Funds

Each Fund's Service Class bears its own expenses, which generally include all costs not specifically borne by GEIM. Specifically, expenses borne by a Fund include: investment advisory and administration fees; fees paid to members of the Trust's Board of Trustees who are not affiliated with GEIM or any of its affiliates; fees for necessary brokerage services; and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). GEIM pays any fees and expenses in excess of its advisory and administration fee that are not borne by the Funds. The annual fees payable with respect to each Fund are intended to compensate GEIM for its advisory and administration services.

The Trust has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Under the Plan, the Trust will pay GEIM, with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of [__]% of such Fund's average daily net assets. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly.

The annual fees payable with respect to the Service Class shares of a Fund are intended to enable GEIM to compensate other persons ("Service Providers") for providing ongoing servicing and/or maintenance of the accounts of shareholders of the Fund ("Shareholder Services") and to compensate GEIM, or enable GEIM to compensate Service Providers, including any distributor of shares of the Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund ("Selling Services"). Shareholder Services means all forms of shareholder liaison services, including, among other things, providing Service Class shareholders with one or more of the following: [(i) information on their investments; (ii) general information regarding investment in mutual funds; (iii) access to a telephone inquiry center relating to the Fund; and other similar services not otherwise required to be provided by the Trust's custodian or transfer agent.] Selling Services include, but are not limited to [the costs of distributing Service Class shares]. In providing compensation for Selling Services in accordance with the Plan, GEIM is expressly authorized to [(i) make, or cause to be made, payments to, or provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Service Class shares of the Fund; or
(ii) to make, or cause to be made, payments to broker-dealers who have sold Service Class shares of the Fund.

Payments under the Plan are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by GEIM or any Service Provider, and the payments may exceed expenses actually incurred by a Service Provider. The Trust's Board of Trustees evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including the types and extent of Shareholder Services provided by GEIM and/or Service Providers and the amounts GEIM and/or Service Providers receive under the Plan.

PURCHASE OF SHARES

Eligible Investors

Service Class shares are being offered without imposition of a sales charge exclusively to institutional investors, and will be marketed primarily to employee retirement plans, such as defined benefit plans ("DB plans") and defined contribution plans ("DC plans"). A DB plan pays a specified benefit amount to each plan participant who retires after a specified number of years of service or otherwise becomes eligible to receive retirement benefits. In some cases, employees contribute to DB plans. A DC plan pays benefits that vary depending on investment return, and the contributions to such plans are set at specific levels. With respect to some DC plans, such as 401(k) and 457 plans, employees make voluntary contributions into a tax deferred account, which may or may not be matched by an employer. In addition, the employer may contribute to a profit-sharing account based on an employee's salary level, years of service, age and other factors. Unlike DB plans, DC plans afford employees the option of choosing where to invest.

The types of plans to which Fund shares may be sold include 401(k) Plans, eligible deferred compensation plans meeting the requirements of Section 457(b) of the Code and tax-exempt organizations enumerated in Section 501(c)(3) of the Code (collectively, "Eligible Plans"). Shares may, at times, be sold to other similar categories of investors. Eligible Plans may purchase Service Class shares and/or Investment Class shares of the Funds. Details about the procedure to be followed by an Eligible Plan in investing in the Funds are available through the Distributor.

Service Class shares also may be sold to: banks, insurance companies and industrial corporations, each purchasing shares for its own account; investment management programs of financial institutions that contemplate purchasing shares of investment companies managed by an unaffiliated adviser; financial institutions investing in their fiduciary capacity on behalf of clients; trusts established under Section 501(c)(9) of the Code to fund the payment of certain welfare benefits; charitable, religious and educational institutions, and foundations or endowments of those investors; and investment companies not managed by GEIM. Under no circumstances are regular IRAs, simplified employee pension IRAs ("SEP-IRAs") and Keogh plans eligible to purchase Fund shares.

Individual Plan Participants

If you are an individual investor in a retirement plan that invests in the Funds, you should address inquiries and seek investment servicing from your plan administrator.

Purchasing Shares - General Information

The Distributor sells Fund shares on a continuous basis. A purchase order will be processed at the net asset value next determined after the order (or wire, if applicable) has been received and accepted by State Street, the Trust's custodian and transfer agent. For a description of the manner of calculating a Fund's net asset value, see "Net Asset Value." Shares are sold without the imposition of a sales charge. However, a purchase premium (discussed below) may be imposed on cash transactions.

You begin to earn income as of the first business day following the day State Street has received payment for an order. Orders will be accepted only upon receipt by State Street of all documentation required to be submitted in connection with such order. If you purchase or redeem shares through an Authorized Firm, you may be subject to service fees imposed by that Firm.

Minimum Investment Requirement

The minimum initial investment in a Fund is $35 million for each investor or for a group of investors under common control. This minimum investment is waived for shareholders who have invested at least $100 million in one or more investment portfolios or accounts that are advised by GEIM, provided that at least $35 million of this $100 million amount is invested in the Trust. The Trust will accept purchase orders for shares only on each "Business Day," which is a day on which the Fund's net asset value is calculated as described below under "Net Asset Value." The Trust, in its discretion, may reject any order for the purchase of shares of a Fund. For convenience and in the interest of economy, the Trust will not issue physical certificates representing shares in any Fund.

Letter of Intent. A letter of intent may be used as a way for investors to meet the $35 million minimum investment requirement in a Fund or in the Trust (as applicable, depending on your total investment in investment portfolios advised by GEIM). An investor utilizing the letter or intent option would initially invest a minimum of [$________] in a Fund or Funds, as applicable, of the Trust, and would agree to purchase at least an additional [$_______] in shares of the Fund or Funds within 13 months of the date of the letter. If the investor does not invest the required minimum amount within the 13-month period, all Service Class shares will be exchanged for the Class A shares of a corresponding investment portfolio of GE Funds, if a corresponding portfolio exists and is operational. Currently, the following Funds have corresponding operational GE Funds portfolios: the Premier Growth Fund, the U.S. Equity Fund, the International Fund, the Value Fund, the Strategic Fund, the Mid-Cap Fund, the Income Fund and the Money Market Fund. If there is no corresponding fund in GE Funds at the time an investor's shares would otherwise be exchanged, then the shares actually purchased will be involuntarily redeemed and the proceeds sent to the investor at the address of record. Redemption fees are charged in connection with such exchanges and redemptions.



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How to Open an Account

You must establish an account before you purchase shares, and may do so either by submitting an account application to the Trust or through an Authorized Firm (defined below). You may obtain an account application by telephoning the Trust at 1-800-[______] or by writing to the Trust at:

                           GE Institutional Funds
                           P.O. Box 120065
                           Stamford, CT 06912-0065



For overnight package delivery:


                           GE Institutional Funds
                            c/o National Financial Data Services Inc.
                           [________________]
                           Kansas, MO [_____]


To open an account, complete and sign an application and furnish your taxpayer identification number to the Trust. You also must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service ("IRS").

How to Buy Shares

After the Trust has received a completed account application in proper form at the address set forth above, you may purchase Fund shares from the Distributor or through brokers, dealers, financial institutions or investment advisers which have entered into sales agreements with the Distributor ("Authorized Firms").

You may purchase shares through an Authorized Firm with the assistance of a sales representative (a "Sales Representative") with that Authorized Firm. The Authorized Firm will be responsible for transmitting your order promptly to State Street, the Trust's custodian and transfer agent. Contact your Sales Representative for further instructions. Purchases through a Sales Representative with an Authorized Firm will be effected in accordance with a completed order at the Fund's net asset value next determined after receipt.

You also may purchase shares of a Fund by wiring Federal funds to: State Street Bank and Trust Company (ABA # [_______________________]) For: [Name of Fund] Account of: [Investor's name, address and account number]. If a wire is received by the close of regular trading on the NYSE on a Business Day, the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund's net asset value per share is next determined.

Payment for orders that are not accepted will be returned to the you promptly. Your financial institution may charge a fee for wiring your account.

Purchases In-Kind

The Trust may, in its sole discretion, require that proposed investments of $5 million or more in each of the Emerging Markets or International Funds, or $10 million or more in each of the other non-money market Funds, be made in-kind. This requirement is intended minimize the effect of transaction costs on existing shareholders of a Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, domestic or foreign, may be borne by a proposed investor in shares of the Fund. Under these circumstances, the Trust would inform the investor of the securities and amounts that are acceptable to the Trust. The securities would then be accepted by the Trust at their then market value in return for shares in the Fund of an equal value.

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


Purchase Premiums

If cash is used to purchase shares in amounts over $5 million for each of the Emerging Markets and International Funds, and over $10 million for each of the other non-money market Funds, the cash amount paid may be reduced by the appropriate purchase premium. The Trust, from time to time, will establish the purchase premium to be paid by a particular Fund. As with in-kind purchases discussed above, purchase premiums paid to the Trust are intended to cover brokerage and other costs associated with putting an investment to work in the relevant markets. The Trust may waive or reduce the purchase premium if GEIM determines that because of offsetting transactions or redemptions, the cash purchase results in minimum brokerage and/or other transactions costs. For purposes of calculating purchase premiums, the Trust will look to underlying participants in a DC Plan and assess such purchase premiums only where an individual participant in such DC Plan redeems in excess of $10 million or $5 million, as applicable.

Both the Service Class shares and the Investment Class shares have the same purchase premium, which is assessed on the entire amount purchased. The premium currently in effect for each Fund is as follows:

           Premier Growth Fund                .25%

           U.S. Equity Fund                   .25%

           International Equity Fund          .65%

           Value Equity Fund                  .25%

           Strategic Investment Fund          .20%

           Fixed Income Fund                  .10%

           Mid-Cap Growth Fund                .40%

           Emerging Markets Fund             1.25%

           S&P 500 Index Fund                 .25%



REDEMPTION OF SHARES

On any Business Day, you may redeem all or a portion of your shares. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that Business Day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value as next determined. The Trust normally transmits redemption proceeds within seven days after receipt of a redemption request. Redemption fees (discussed below) may be imposed on cash transactions.

If you hold more than one class of shares, you must specify which class of shares you are redeeming. Your redemption request might be delayed if you do not specify the appropriate class of shares or if you own fewer shares than specified in your redemption request.

Redemptions through an Authorized Firm

If you purchase shares through a Sales Representative, you may redeem your shares in accordance with your Sales Representative's instructions. If State Street's books reflect that you, and not your Sales Representative, is the shareholder of record on your accounts, you also may redeem by mail or by wire, as described below. Your Authorized Firm is responsible for transmitting a redemption order (and crediting you with any redemption proceeds) on a timely basis.

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


Redemption by Mail

If you are the shareholder of record on the books of State Street, you may redeem shares by mail by a written redemption request that (1) states the class and the number of shares or the specific dollar amount to be redeemed, (2) identifies the Fund or Funds from which the number or dollar amount is to be redeemed, (3) identifies your account number and (4) is signed on your behalf by an authorized person exactly as the shares are registered. Send the request to the Trust at the appropriate address listed above under "How to Open an Account."

Signature Guarantees

To protect your account, the Trust and the Distributor from fraud, signature guarantees are required to enable the Trust to verify the identity of the person authorizing a redemption from your account. Signature guarantees will be required for redemptions over $25,000 and requests that redemption proceeds be
(1) mailed to an address other than the address of record, (2) paid to other than the shareholder, (3) wired to a bank other than the bank of record, or (4) mailed to an address that has been changed within 30 days of the redemption request. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Trust may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Trust receives all documents typically required to assure the safety of a particular account. The Trust may waive the signature guarantee on a redemption of $25,000 or less if it is able to verify the signatures of all registered owners from its accounts.

Involuntary Exchanges or Redemptions

If the value of your investment in the Funds falls below the minimum requirements discussed above because of redemptions (and not market fluctuations) for more than [30] days, the Trust will involuntarily exchange your Service Class shares for the Class A shares of a corresponding investment portfolio of GE Funds if such a corresponding portfolio exists and is operational. If no such GE Funds portfolio exists and is operational, the Trust will involuntarily redeem your account. The Trust will effect such exchange or involuntary redemption [30] days after the Trust has sent you written notice, unless you increase your account to the required minimum within that [30]-day period. More specifically, if you have $100 million or more invested in funds advised by GEIM, then your shares may be exchanged or redeemed, as applicable, if your investment in the Trust falls below $35 million for the requisite [30]-day period, and if have invested less than $100 million in funds advised by GEIM, your shares in a Fund may be redeemed or exchanged, as applicable, if your investment in that Fund falls below $35 million for that period. Redemption fees are charged in connection with such involuntary exchanges and redemptions. Proceeds of any such redemption will be mailed to you, reduced by the amount of the redemption fee.

Distributions in-Kind

If the Trust's Board of Trustees determines that it would be detrimental to the best interests of a Fund's shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in-kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in-kind will be deemed by GEIM to be readily marketable. Shareholders receiving distributions in-kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities. A redemption fee will not be charged on distributions in-kind.

Redemption Fees

The Trust will assess a redemption fee for cash redemptions in amounts over $5 million for each of the Emerging Markets and International Funds, and over $10 million for each of the other non-money market Funds. The proceeds from shares redeemed will be reduced in an amount equal to such redemption fee. The Trust will establish redemption fees from time to time, and like purchase premiums and in-kind redemptions and purchases, such fees paid to the Trust are intended to allocate brokerage and other costs to the appropriate investor. The Trust may waive or reduce the redemption fee if GEIM determines that because of offsetting transactions or subscriptions the cash redemption results in minimum brokerage and/or other transactions costs. For purposes of calculating redemption fees, the Trust will look to underlying participants in a DC Plan and assess such redemption fees only where an individual participant in such DC Plan redeems in excess of $10 million or $5 million, as applicable.


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


Both the Service Class shares and the Investment Class shares have the same redemption fee. The redemption fee is assessed on the entire amount of shares being redeemed, and the fee currently in effect for each Fund is as follows:



           Premier Growth Fund                .25%

           U.S. Equity Fund                   .25%

           International Equity Fund          .65%

           Value Equity Fund                  .25%

           Strategic Investment Fund          .20%

           Fixed Income Fund                  .10%

           Mid-Cap Growth Fund                .40%

           Emerging Markets Fund             1.25%

           S&P 500 Index Fund                 .25%


EXCHANGES

You may exchange Service Class shares of a Fund for Service Class of another Fund or Investment Class shares of the same or another Fund. You also may exchange Service Class shares for Class A shares or Class D shares of corresponding funds of GE Funds. Such exchanges are permitted provided the shares of the investment portfolio may legally be sold in your state of residence. You will be required to pay redemption fees and, if applicable, purchase premiums in connection with exchanges between Funds or between a Fund and a portfolio of the GE Funds.

If an investor in a Fund directs that shares in that Fund be exchanged for shares of the Funds or of GE Funds, such exchanges will be treated as redemptions from the current Fund and purchases into the new Fund, or fund of GE Funds for purposes of the purchase premiums and redemption fees discussed above. For example, if an investor exchanges $10 million or $5 million or more, as applicable, between Funds or between a Fund and a GE Funds portfolio, the investor will pay purchase premiums, if applicable, and redemption fees with respect to the exchanged shares. GE Funds does not assess purchase premiums.

The Trust may waive or reduce these exchange related transaction fees if GEIM determines that because of offsetting transactions or redemptions result actual brokerage or other transaction costs are minimal. For purposes of calculating the purchase premiums and redemption fees to be charged in connection with an exchange, the Trust will look to underlying participants in a DC Plan and assess such premiums and fees only where an individual participant in such DC Plan exchanges amounts in excess of $10 million or $5 million, as applicable.

In addition, the Trust may, upon 60 days prior written notice to a Fund's shareholders, terminate the exchange privilege or assess a $5 exchange fee for exchanges involving the Money Market Fund or amounts of less than $5 million in the case of the Emerging Markets and International Funds and $10 million in the case of the non-money market Funds. An exchange of shares is treated for Federal income tax purposes as a redemption (that is, a sale) of shares given in exchange by you, and therefore you may experience a loss in connection with the exchange. You may exchange shares by writing the Trust at the appropriate address listed above under "How to Open an Account."

NET ASSET VALUE

A Fund's net asset value per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time) on each day the NYSE is open by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. The NYSE is currently open each day, Monday through Friday, except on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

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


In general, a Fund's investments will be valued at market value or, in the absence of market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. All portfolio securities held by the Money Market Fund, and any short-term investments of the other Funds that mature in 60 days or less, will be valued on the basis of amortized cost, if the Board of Trustees determines that amortized cost represents fair value. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment. The Trust will seek to maintain the Money Market Fund's net asset value at $1.00 per share for purposes of purchases and redemptions, although no assurance can be given that the Trust will be able to do so on a continuous basis.

A security that is primarily traded on a domestic or foreign securities exchange will be valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. An option that is written or purchased by a Fund generally will be valued at the mean between the last asked and bid prices. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

A security that is primarily traded on a foreign exchange generally will be valued at its preceding closing value on that exchange, except that the Board of Trustees may determine to consider other factors an event occurring subsequent to the closing of the foreign exchange will impact on fair value. Trading in foreign markets may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

All assets and liabilities of a Fund initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the Board's valuation policies, GEIM may consult with an independent pricing service or services, retained by the Trust. Further information regarding the Trust's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends and capital gain distributions paid to you will be automatically reinvested in shares of the same class unless you instruct the Trust, in writing, to pay all dividends and distributions in cash. However, if a check that is mailed to you is returned to the Trust as undeliverable, your dividends will be reinvested until you notify the Trust in writing of your correct address and request in writing that your election to receive dividends and other distributions in cash be reinstated. There is no purchase premium charged with respect to reinvested dividends. A redemption fee will be assessed with respect to all dividends and distributions in cash that meet the applicable $5 million or $10 million threshold discussed above under "Redemption of Shares - Redemption Fees".

Dividends attributable to the Income Fund and the Money Market Fund are declared daily and paid monthly. Dividends attributable to the net investment income of each of the other Funds are declared and paid annually. If you redeem all of your shares that you may own in the Income Fund or the Money Market Fund at any time during a month, your dividends (if any) will be paid to you along with the proceeds of your redemption.

The Trust will send you written confirmations relating to the automatic reinvestment of daily dividends within five days following the end of each quarter for the Income Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. Earnings of the Income Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service fees applicable to the Investment Class shares, dividends and distributions will be higher for the Investment Class shares. See "Fee Table" and "Purchase of Shares."


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

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund's shareholders, the Trust will declare and pay dividends and distributions more frequently than stated above.


Taxes

The following discussion may not be relevant to tax-deferred retirement accounts or other tax exempt investors, and is not a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax advisor regarding the application of Federal, state, local and foreign tax laws to your specific tax situation.

Taxes on the Fund. The Trust intends that each Fund qualify as a separate regulated investment company under the Code. As a regulated investment company, each Fund should not be subject to federal income tax or federal excise taxes if substantially all of its net investment income and net realized capital gains are distributed within allowable time limits, as provided under the Code. It is important that the Funds meet these time limits and the requirements for qualifying as regulated investment companies under the Code so that any earnings on your investment will not be taxed twice.

Net investment income or capital gains earned by a Fund from investing in foreign securities may be subject to foreign income taxes withheld at the source. The Trust intends that the Funds operate in a manner that they qualify for foreign tax rates that have been reduced under tax treaties with the United States. Provided certain requirements are met under the Code, a Fund may elect to treat foreign income taxes paid by that Fund as passed through to shareholders as a foreign tax credit. The Trust anticipates that each of the International Fund and the Emerging Markets Fund will seek to qualify for and make this election in most, but not necessarily all, of its taxable years. The Trust will report to shareholders any amount per share that must be included in gross income and that may be available as a credit or a deduction. You may not claim a deduction for foreign taxes if you do not itemize deductions, and certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Taxes on Distributions to Shareholders. Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are subject to Federal income tax. Dividends from a Fund's net investment income and distributions of the Fund's short-term capital gains will be taxed as ordinary income, and distributions of long-term capital gains will be taxed as long-term capital gains, regardless of how long you have held your shares. As a general rule, any gain or loss when you sell or redeem (including a redemption in-kind) your Fund shares will be a long-term capital gain or loss if you have held your shares for more than one year and a short-term capital gain or loss if you have held your shares for one year or less. Some dividends received in January may be taxable as if they had been paid the previous December.

Dividends and distributions paid by the Income Fund and the Money Market Fund, and distributions of capital gains paid by all the Funds, will not qualify for the Federal dividends-received deduction for corporations. Dividends paid by the Premier Growth Fund, the U.S. Equity Fund, the Mid-Cap Fund, the Strategic Fund, the S&P 500 Index Fund, the International Fund, the Emerging Markets Fund and the Value Fund, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividends-received deduction for corporations. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Obligations as income that is exempt from state and local income taxes.

Statements regarding the tax status of income dividends and capital gains distributions will be mailed to you on or before January 31st of each year.


CUSTODIAN AND TRANSFER AGENT

State Street, located at 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's custodian and transfer agent, and is responsible for receiving acceptance orders for the purchase of shares and processing redemption requests.



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

DISTRIBUTOR

GE Investment Services Inc., located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut, 06904-7900, serves as distributor of the Funds' shares. The Distributor, a wholly-owned subsidiary of GEIM, also serves as Distributor for the Elfun Funds and GE Funds. GEIM or its affiliates, at their own expense, may allocate portions of their revenues or other resources to assist the Distributor in distributing shares of the Funds, by providing additional promotional incentives to dealers. In some instances, these incentives may be limited to certain dealers who have sold or may sell significant numbers of shares of the Funds. The Distributor routinely offers dealers in Fund shares the opportunity to participate in contests for which prizes include tickets to theater and sporting events, dining, travel to meetings and conferences held in locations remote from their offices and other items.


ADDITIONAL MATTERS

The Trust was formed as a business trust under the laws of Delaware pursuant to a Certificate of Trust on May 23, 1997. The Trust's Declaration of Trust dated __________________, 1997, as amended from time to time (the "Declaration") authorizes the Trust's Board of Trustees to create separate series, and within each series separate Classes, of an unlimited number of shares of beneficial interest, par value [$.001] per share. As of __________________, 1997, [two retirement plans for which Montgomery Ward & Co., Incorporated serves as plan sponsor and one for which Penske Truck Leasing Co. serves as sponsor] owned [__%], [___%] and [__%], respectively of the shares of the Trust, and therefore each such plan may be deemed to control the Trust.

As issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each of the Service Class and the Investment Class represents an identical interest in a Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) the expenses allocable exclusively to each Class; and (4) voting rights on matters exclusively affecting a single Class. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the Trust's Board of Trustees deems the change necessary.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of each Fund vote by individual Fund on all matters except (1) a matter affecting the interests of one or more of the Funds, in which case only shares of the affected Funds would be entitled to vote, (2) a matter affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote, or (3) when the 1940 Act requires that shares of the Funds be voted in the aggregate.

Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 30% of the Trust's outstanding shares.

Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

The Trust only recently commenced operations and therefore has not yet generated semi-annual and audited annual reports. Once semi-annual and audited annual reports become available, the Trust will send you a copy of each report, each of which includes a list of the investment securities held by each Fund in which you have invested. Only one report each will be mailed to your address. You may request additional copies of any report by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address set forth on the front cover page of the Prospectus.

                                    APPENDIX

        FURTHER INFORMATION: CERTAIN INVESTMENT TECHNIQUES AND STRATEGIES

The Funds may engage in a number of investment techniques and strategies, including those described below. No Fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. No assurance can be given that the use of any practice will have its intended result or that the use of any practice is, or will be, available to any Fund.

Strategies Available to All Funds

When-Issued and Delayed-Delivery Securities. The Funds may purchase when-issued or delayed delivery securities, which means that delivery of and payment for the securities will take place at a future time, i.e., beyond normal settlement. The Funds purchase such securities to secure advantageous prices or yields, and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis, meaning that issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

The Funds do not earn interest or accrue income on when-issued or delayed-delivery securities until settlement and bear the risk of market fluctuation between the purchase and settlement dates. At the time of settlement, a when-issued or delayed-delivery security may be valued at less than its purchase price. In order to avoid the leveraging effect that may occur with when-issued or delayed- delivery commitments, the Funds will maintain with State Street, or with a designated sub-custodian, a separate account with a segregated portfolio containing cash or other liquid assets in an amount equal to the amount of such commitments.

Lending Portfolio Securities. Each Fund may lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. Such loans may not exceed 30% of the Fund's assets, and must be collateralized by cash, letters of credit or U.S. Government Obligations. Cash or instruments collateralizing a Fund's loans of securities will be segregated and maintained at all times with State Street, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. A Fund that lends portfolio securities will be subject to the risk of loss of rights in the collateral if the borrower fails financially.

Investments In Other Investment Companies. Each Fund may purchase securities of other investment companies, provided that those other companies' investments are consistent with the Fund's investment objective and policies and are permissible under the 1940 Act. Pursuant to the 1940 Act each Fund: (i) may invest a maximum of 10% of its total assets in the securities of other investment companies; (ii) may not invest more than 5% of its total assets in any one investment company; and (iii) may not own more than 3% of the securities of any one investment company. The non-money market Funds' investments in the Investment Fund are not considered investment in another investment company for purposes of this paragraph and the restrictions just described. To the extent a Fund invests in another investment company, the Fund's shareholders will incur certain duplicative fees and expenses, including two levels of investment advisory fees.

Strategies Available to Some But Not All Funds

Depositary Receipts. Each non-money market Fund, may invest in American Depositary Receipts, or "ADRs," European Depositary Receipts, or "EDRs" (sometimes referred to as Continental Depositary Receipts, or "CDRs") and Global Depositary Receipts, or "GDRs." Depositary receipts evidence an ownership interest in securities of foreign corporations that are held on deposit with a financial institution. ADRs are U.S. dollar-denominated receipts that represent interests in shares of a foreign-based corporation held on deposit in a U.S. bank or trust company. ADRs are traded on exchanges or over-the-counter in the United States. EDRs represent interests in foreign or domestic securities held in trust in a foreign bank, and are traded in European markets. EDRs may not necessarily be denominated in the same currency as the securities they represent. GDRs are receipts for shares in a foreign or domestic corporations that are traded in capital markets around the world. While ADRs are intended to permit foreign corporations to offer shares to Americans, and EDRs are designed for use in European markets, GDRs allow companies to offer shares in many markets. A Fund may purchase ADRs from institutions that are not sponsored by the issuer of the underlying foreign securities, in which case the Fund may not receive as much information about the ADRs that it would have received if had purchased them from a sponsored depository.


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



WEBs and Other Index-related Securities. Each of the Emerging Markets Fund, the International Fund and the Strategic Fund may invest in shares in a particular series issued by Foreign Fund, Inc., an investment company whose shares also are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Fund also may invest in shares in a particular series issued by CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. Each of the U.S. Equity Fund, Premier Growth Fund, Value Fund and Strategic Fund may invest in Standard & Poor's Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

Supra-national Agencies. The Income Fund, the Strategic Fund and the Money Market Fund each may invest up to 10% of its assets in securities of supra-national agencies, which are agencies whose members make capital contributions to support agency activities. Such agencies include the World Bank, the European Coal and Steel Community, and the Asian Development Bank. Securities of supra-national agencies are not considered U.S. Government Obligations and are not supported, directly or indirectly, by the U.S. Government.

Municipal Leases. The Strategic Fund may invest in municipal leases, which may take the form of a lease or an installment purchase or a conditional sales contract to acquire equipment and facilities. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. The Fund may hold municipal leases that are rated investment grade (or its issuer's senior debt is rated investment grade) and unrated, if GEIM (subject to oversight and approval by the Board of Trustees) deems such unrated leases to be of comparable quality to rated issues. Risks and special considerations applicable to certain investment grade obligations are described above under "Risk Factors and Special Considerations - Certain Investment Grade Obligations." Municipal leases will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable.

Municipal leases have special risks. They represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Some municipal leases contain "non-appropriation" clauses, which means that the governmental issuer is under no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on a yearly or other periodic basis. Moreover, although a municipal lease will be secured by financed equipment or facilities, disposing of such collateral might prove difficult in the event of foreclosure. To limit these risks, the Fund will invest no more than 5% of its total assets in municipal leases. In addition, the Fund will purchase leases with non- appropriation clauses only when the lease payments will commence amortization of principal at an early date, so that the leases will have an average life of five years or less.

Floating and Variable Rate Instruments. The Strategic Fund, the Income Fund and the Money Market Fund each may invest in floating and variable rate instruments (collectively, "adjustable rate securities"), which are securities with floating or variable rates of interest or dividend payments. The floating or variable rate is adjusted periodically according to a specified formula, which may be determined by reference to a market interest rate or a some interest rate index, or determined through an auction or re-marketing process. The variable and floating rates of interest permit these Funds to take advantage of increases in interest rates, and therefore these securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime reset limits (or "caps"), which means that the interest rate does not increase beyond a certain level. If interest rates exceed these levels, the values of certain capped adjustable rate securities will fall. In addition, fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates. Moreover, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The Strategic Fund and the Income Fund may invest in adjustable rate securities that have interest rates that vary inversely with changes in market rates of interest. Such securities also may pay a rate of interest determined by applying a multiple to the variable rate. Increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

The Strategic Fund may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, the Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established by GEIM for the purchase of Municipal Obligations. GEIM, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the Fund's portfolio.

Participation Interests. The Strategic Fund may purchase participation interests in certain Municipal Obligations from financial institutions. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by U.S. Government Obligations. The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that the Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. The Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. The U.S. Equity Fund, the Strategic Fund and the Income Fund may invest in zero coupon obligations. Zero coupon obligations pay no interest to their holders prior to maturity. Instead, the interest accrues (or builds up) and is paid in a lump sum at maturity. Investors purchase zero coupon obligations at a deep discount, or prices far lower than par value. Because zero coupon securities bear no interest, they are more volatile than other fixed-income securities. When interest rates rise, their values fall more rapidly then securities paying interest on a current basis. Conversely, when interest rates fall, the values of zero coupon bonds rise more rapidly then securities paying interest on a current basis, because the zeros have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Even though the Funds receive no payments on its zero coupon securities prior to maturity or disposition, for federal income tax purposes they must distribute income to shareholders as if payments had actually been made. Each Fund must pay these dividends to shareholders from its cash assets, from borrowing or by liquidating portfolio securities. The Fund may have to liquidate portfolio securities at an inopportune time, such as when securities are thinly traded, and therefore would sell securities at lower prices. Moreover, to the extent that portfolio assets must be used to pay distributions, the Fund would lose the opportunity to use those assets to purchase additional income-producing securities, and therefore current income may be reduced.

The Strategic Fund may invest up to 10% of its assets in zero coupon Municipal Obligations, which are generally divided into two categories: "Pure Zero Obligations," which pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.

Municipal Obligation Components. The Strategic Fund may invest in Municipal Obligations the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Custody Receipts. The Strategic Fund may acquire custody receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. Similar to depositary receipts, the actual Municipal Obligations are held in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custody receipt, the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank its rights against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

Mortgage Related Securities. The mortgage related securities in which the Strategic Fund and the Income Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Several risks are associated with mortgage related securities. The monthly cash inflow from the underlying loans may be insufficient to meet the monthly payment requirements of the mortgage related security. Early returns of principal (such as from prepayments or foreclosures) will shorten the term of the underlying mortgage pool for a mortgage related security and will affect the average life of the mortgage related securities the Funds continue to hold. Factors affecting the occurrence of mortgage prepayments include the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions. When interest rates fall, prepayments tend to increase, and when they rise, prepayments tend to decrease.

Because prepayments of principal generally occur when interest rates are declining, the Funds will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity. To the extent that a Fund purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgages, or "ARMs" have interest rates that reset at periodic intervals. The Funds may invest in ARMs that have maximum annual or lifetime caps. ARMs have the advantages and risks associated with variable and floating rate securities (including capped adjustable rate securities) discussed above.

Collateralized mortgage obligations, or "CMOs" are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Strategic Fund and the Income Fund invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

To the extent GEIM determines any mortgage related securities are not readily marketable, each of the Funds would limit its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

Government Stripped Mortgage Related Securities. The Strategic Fund and the Income Fund each may invest in government stripped mortgage related securities (i.e., the issuer has stripped the security into its interest and principal components) issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. A Fund will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEIM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of a Fund's securities.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in the Strategic Fund or the Income Fund not fully recovering its initial investment in an interest-only government stripped mortgage related security.

Under current market conditions, the Funds expect to invest in interest-only government stripped mortgage related securities. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. The Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition, but there can be no assurance that either Fund will be able to effect a trade of such a security at a desired time. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Trust's Board of Trustees, the Trust treats government stripped mortgage related securities as illiquid and will limit each of the Strategic Fund's and the Income Fund's investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. The Strategic Fund and the Income Fund each may invest in asset-backed and receivable-backed securities. These instruments are secured by and payable from pools of assets, including credit card receivables and pools of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. A Fund's return on an asset- or receivable-backed security may be adversely affected by early prepayment of underlying sales contracts. In periods of falling interest rates, there is a general tendency for prepayments to increase, shortening the average maturity of an asset- or receivable-backed security making it difficult to lock in higher interest rates. If a creditor defaults on an underlying sales contract, asset- or receivable-backed securities might be adversely affected if the full amount receivable on such contract cannot be realized.

Mortgage Dollar Rolls. The Strategic Fund and the Income Fund each may use up to 25% of its total assets to enter into mortgage "dollar rolls." A mortgage dollar roll transaction requires a Fund to sell a security and simultaneously contract with purchaser buy similar, but not identical, securities at some future date. The Fund loses the right to principal and interest payments on the securities sold. The Fund benefits from a dollar roll to the extent that (i) the price at which the Fund sells the security exceeds the price at which it buys (i.e., the "drop" price) similar securities in the future, and (ii) the Fund earns interest on the cash proceeds from the sale. However, these gains are offset by foregone interest income and capital appreciation on the securities sold. Therefore a Fund's overall gains from mortgage dollar roll transactions depend upon GEIM's ability to predict correctly mortgage prepayments and interest rates. To the extent that GEIM incorrectly analyzes these factors, the Fund's investment performance may be diminished compared to what it would have been without the use of mortgage dollar rolls.

Short Sales Against the Box. The International Fund, the Value Fund, the Mid-Cap Fund and the Emerging Markets Fund may sell securities "short against the box." A short sale "against the box" means that at all times when the short position is open, the Fund owns at least an equal amount of the securities, or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

                             GE INSTITUTIONAL FUNDS

     o    Premier Growth Equity Fund

     o    U.S. Equity Fund

     o    International Equity Fund

     o    Value Equity Fund

     o    Strategic Investment Fund

     o    Income Fund

     o    Money Market Fund

     o    Mid-Cap Growth Fund

     o    Emerging Markets Fund

     o    S&P 500 Index Fund



For information contact you investment professional or call 1-800-[___________]


                   Statement of Additional Information ("SAI")


The SAI contains more detailed information about the Funds and the Trust. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this Prospectus).


We will forward a free copy of the SAI upon request. To request the SAI, please write or call:


   GE Investment Management Incorporated
   3003 Summer Street
   Stamford, CT 06905

   Telephone: 1-800-[_________________].



NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED INTO THIS PROSPECTUS BY REFERENCE IN CONNECTION WITH THE OFFERING OF SHARES OF GE INSTITUTIONAL FUNDS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GE INSTITUTIONAL FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, AN OFFER MAY NOT LAWFULLY BE MADE.

GE Institutional Funds (the "Trust") is an open-end management investment company that offers ten diversified managed investment funds (each, a "Fund" and collectively, the "Funds"), each of which has two classes of shares -- the Investment Class and the Service Class. Each Fund has a discrete investment objective that it seeks to achieve by following distinct investment policies. This Prospectus describes the Investment Class shares of the Funds. The Investment Class shares and the Service Class shares are identical, except as to the services offered, and the expenses borne, by each class. You may obtain a copy of the prospectus describing the Service Class shares free of charge by calling the telephone number listed below or writing the Trust at the address listed below.

o Emerging Markets Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities that are traded in emerging markets or equity securities of companies that are organized or conduct their principal business activities in emerging markets countries.

o International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in securities of foreign issuers.

o Mid-Cap Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with medium-sized market capitalization that have the potential for above-average growth.

o Premier Growth Equity Fund's investment objective is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing primarily in growth-oriented equity securities.

o Value Equity Fund's investment objective is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with large sized market capitalization that the Fund's management considers to be undervalued by the market.

o U.S. Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies.

o S&P 500 Index Fund's investment objective is to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index.

o Strategic Investment Fund's investment objective is to maximize total return, consisting of growth of capital and current income. The Fund seeks to achieve this objective by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

o Income Fund's investment objective is to seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing in fixed income securities.

o Money Market Fund's investment objective is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve this objective by investing in U.S. dollar denominated, short-term money market instruments.

This Prospectus briefly sets forth certain information about the Funds and the Trust that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Funds are not deposits with or obligations of any financial institution, are not guaranteed or endorsed by any financial institution or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. There can be no assurance that a Fund will achieve its investment objective.

                      GE INVESTMENT MANAGEMENT INCORPORATED
                      Investment Adviser and Administrator

            These Securities Have Not Been Approved or Disapproved by
               The Securities and Exchange Commission or Any State
                Securities Commission Nor Has the Securities and
                   Exchange Commission or Any State Securities
                     Commission Passed upon the Accuracy or
                        Adequacy of this Prospectus. Any
                         Representation to the Contrary
                             Is a Criminal Offense.










Prospectus

________________, 1997


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


TABLE OF CONTENTS

Expense Information.......1
Performance...............3
Investment Objectives
 and Management
 Policies.................5
Investments in Debt
 Securities..............12
Cash Management
 Policies - Non-Money
 Market Funds............12
Additional Permitted
 Investments.............13
Investment Restrictions..17
Management of the
 Trust...................23
Purchase of Shares.......26
Redemption of Shares.....29
Exchanges................31
Net Asset Value..........31
Dividends, Distributions
 and Taxes...............32
Custodian and Transfer
 Agent...................33
Distributor..............33
Additional Matters.......33
Appendix-Further
 Information: Certain
 Investment Techniques
 and Strategies...........i

 3003 Summer Street
 Stamford, Connecticut 06905
 (203) 326-4040

EXPENSE INFORMATION

Expenses are one of several factors to consider when investing in the Funds. The following fee table and example are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Investment Class shares of a Fund. Shareholder Transaction Expenses are fees charged directly to you when you buy, sell or exchange Investment Class shares. Annual Fund Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, accounting and other services.


Fee Table



                      Emerging    Interna-    Mid-Cap    Premier     Value      U.S.        S&P       Strategic    Income    Money
                      Markets     tional      Growth     Growth      Equity     Equity      500       Invest-      Fund      Market
                      Fund        Equity      Fund       Equity      Fund       Fund        Index     ment                   Fund
                                  Fund                   Fund                               Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder
Transaction
Expenses*

Maximum Sales         None        None        None       None        None       None        None      None         None      None
Load Imposed on
Purchases of
Shares (as a
percentage of
Offering Price)

Maximum               None        None        None       None        None       None        None      None         None      None
Contingent
Deferred Sales
Load

Cash Purchase         1.25%       .65%        .40%       .25%        .25%       .25%        .25%      .20%         .10%      None
premium*
(as a percentage of
amount invested)

Redemption fees*      1.25%       .65%        .40%       .25%        .25%       .25%        .25%      .20%         .10%      None
(as a percentage of
amount
redeemed):

Maximum               None        None        None       None        None       None        None      None         None      None
Exchange Fee**

----------

* Purchase premiums and redemption fees apply only to those transactions that are not in-kind ("cash transactions") of $5 million or more with respect to each of the Emerging Markets and International Equity Funds and $10 million or more with respect to each of the other Funds (other than the Money Market Fund). Purchase premiums and redemption fees are discussed below under "Purchase of Shares" and "Redemption of Shares," respectively. These fees are paid to, and retained by, a Fund and are intended to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Trust may reduce purchase premium and/or redemption fee amounts if GE Investment Management Incorporated ("GEIM") determines that due to offsetting transactions the brokerage and/or other transaction costs generated by the relevant shareholder activity will be minimal. The Trust also may, in its discretion, require that proposed investments of $5 million or $10 million or more in a Fund, as applicable, be made in-kind.

** While currently there is no exchange fee, redemption fees and, if applicable, purchase premiums are charged on exchanges.



                    Emerging     Interna-    Mid-        Premier      Value      U.S.        S&P      Strategic   Income     Money
                    Markets      tional      Cap         Growth       Equity     Equity      500      Invest-     Fund       Market
                    Fund         Equity      Growth      Equity       Fund       Fund        Index    ment                   Fund
                                 Fund        Fund        Fund                                Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------

Annual Fund
Operating
Expenses (as
of percentage
of net assets)

Maximum             1.05%(1)     .75%(1)     .55%(1)     .55%(1)      .55%(1)    .55%(1)     .15%     .55%(1)     .35%(1)    .25%(1)
Advisory and
Administration
Fees

Other expenses      None         None        None        None         None       None        None     None        None       None

Total Operating     1.05%        .75%        .55%        .55%         .55%       .55%        .15%     .55%        .35%       .25%
Expenses

----------

(1) The advisory and administration fee shown is the maximum payable by the Fund; this fee declines incrementally as the Fund's assets increase as described under "Management of the Trust - Fee Structure."

The nature of the services provided to, and the advisory and administration fee paid by, each Fund are described under "Management of the Trust." A Fund's advisory and administration fee is intended to be a "unitary" fee that includes any other operating expenses payable by a Fund, except for fees paid to the Trust's independent Trustees. The amount shown as the advisory and administration fee for a Fund reflect the highest fee payable, and does not reflect that the fee decreases incrementally as Fund assets increase. Because the Funds have only recently commenced operations, "Other Expenses" in the table above are based on estimated amounts for the current fiscal year. "Other Expenses" include only Trustees' fees payable to the Trust's independent Trustees. This amount is expected to be de minimus (less than .01%), therefore "Other Expenses" are reflected as "None."

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over a one-year and three-year period with respect to a hypothetical investment in each Fund. These amounts are based upon (1) payment by the Fund of operating expenses at the levels set out in the table above and (2) the specific assumptions stated below.

                                        You would pay the following               You would pay the following
                                      expenses on a $1,000 investment,                expenses on the same
                                    assuming (1) a 5% annual return and              investment, assuming no
                                         (2) redemption at the end                        redemption
                                         of the time periods shown:
                                    ------------------------------------         ----------------------------

                                          1 Year           3 Years                  1 Year           3 Years
                                          ------           -------                  ------           -------

Emerging Markets  Fund                     $36              $58                      $23              $45
International Equity Fund                  $21              $37                      $14              $30
Mid-Cap Growth Fund                        $14              $26                      $10              $22
Premier Growth Equity Fund:                $11              $23                      $8               $20
Value Equity Fund:                         $11              $23                      $8               $20
U.S. Equity Fund                           $11              $23                      $8               $20
S&P 500 Index Fund                         $7               $10                      $4               $7
Strategic Investment Fund:                 $10              $22                      $8               $20
Income Fund:                               $6               $13                      $5               $12
Money Market Fund                          $3               $8                       $3               $8



The above example is intended to assist you in understanding various costs and expenses that an investor in the Investment Class shares of a Fund will bear directly or indirectly. Although the table assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The table assumes that any applicable purchase premiums are charged to an investor, even though such premiums are not applicable in all cases. The example should not be considered to be a representation of past or future expenses of a Fund; actual expenses may be greater or less than those shown.


Performance

As of ______________, 1997, the Funds had not yet commenced investment operations and therefore no Fund has a performance record of its own. With respect to certain of the Funds, the chart below shows the historical performance of (i) broad market indexes for one-, three, five- and ten- year time periods; and (ii) mutual funds and institutional private accounts having similar objectives as the Funds for which the investment adviser is GEIM, the Funds' investment adviser and administrator, or General Electric Investment Corporation ("GEIC", and together with GEIM collectively referred to as "GE Investments"), a sister company of GEIM that is wholly-owned by General Electric Company ("GE"). The professionals responsible for the investment operations of GEIM and the Funds serve in similar capacities with respect to GEIC. The data, calculated on an average annual total return basis, is provided to illustrate the past performance of GE Investments in managing accounts substantially similar to the Funds. These accounts consist of separate and distinct portfolios and their performance is not indicative of, or a substitute for, the past or future performance of the Funds.


                                                              Average Annual Total Return (%) (as of 4/30/97)
                                                              -----------------------------------------------
        FUND NAME
                                                  One                Three              Five               Ten            Since
                                                  Year               Year               Year              Year          Inception
                                                  ----               ----               ----              ----          ---------

International Equity Fund:                        ---                 ---               ---                ---             ---

GE International Equity Fund                      7.33               8.16                _                  _              7.66
        Class D                                                                                                          (3/2/94)

International Equity Composite                   [TBD]               [TBD]             [TBD]              [TBD]            N/A

Morgan Stanley EAFE Index                        -0.89               5.25              10.58               5.0             N/A

Value Equity Fund                                 ---                 ---               ---                ---             ---

Premier Growth Equity Fund:                       ---                 ---               ---                ---             ---

GE Premier Growth Fund                            N/A                 N/A               N/A                N/A            -1.93
     Class D                                                                                                            (12/31/96)

Elfun Trusts                                     21.38               23.27             16.73              14.39            N/A

S&P 500 Index                                    25.12               24.15             17.11              14.12            N/A

U.S. Equity Fund:                                 ---                 ---               ---                ---             ---

GE U.S. Equity Fund                              22.47               21.98               _                  _              18.37
     Class D                                                                                                            (11/29/93)

U.S. Multi-Style  - Equity Composite             [TBD]               [TBD]             [TBD]              [TBD]            N/A

S&P 500 Index                                    25.12               24.15             17.11              14.12            N/A

Strategic Fund:                                   ---                 ---               ---                ---             ---

GE Strategic Investment Fund                     13.79               15.28                _                 _             12.62
        Class D                                                                                                         (11/29/93)

Elfun Diversified Fund                           13.87               15.22             12.43                _             11.87
                                                                                                                         (1/1/88)

                FUND NAME
                                                  One                Three              Five               Ten            Since
                                                  Year               Year               Year              Year          Inception
                                                  ----               ----               ----              ----          ---------

S&P 500 & LB Aggregate Index Composite           17.90               17.56             13.21              11.95            N/A

Income Fund:                                      ---                 ---               ---                ---             ---

GE Fixed Income Fund                              7.15               7.20                _                  _              5.46
        Class D                                                                                                         (11/29/93)

Elfun Income Fund                                 7.56               7.79               7.48              8.58             N/A

S&S Long Term Interest Fund                       7.78               7.93               7.50              8.69             N/A

Lehman Brothers Aggregate Bond Index              7.08               7.68               7.35              8.69             N/A

Money Market Fund:                                ---                 ---               ---                ---             ---

GE Money Market Fund                              5.07               5.10                _                  _              4.44
                                                                                                                        (2/22/93)

Elfun Money Market Fund                           5.23               5.29               4.53                _              5.13
                                                                                                                        (6/13/90)

90 Day T-Bill                                     5.20               5.26               4.43               5.6             N/A


Notes to Performance

The composite performance data shown above for the International Equity Composite was developed from the aggregate performance of various institutional private accounts managed on a basis substantially similar to the International Equity Fund; the U.S. Multi-Style-Equity Composite was developed from the aggregate performance of various institutional private accounts managed on a basis substantially similar to the U.S. Equity Fund. The raw composite performance data was calculated in accordance with recommended standards of the Association for Investment Management and Research and the effect of fees was calculated as described below.

Custodial fees and expenses were not deducted from the composite results, but management fees are reflected as follows: fees of all fee paying accounts were deducted and, with respect to the non-fee paying GE-affiliated accounts, a hypothetical fee equal to the highest annual rate that would have been charged to a comparable fee paying account based on GE Investments' stated fee schedules was deducted. The fees and expenses deducted from the composite performance data generally are lower than the expenses incurred by the corresponding Funds and the composite performance figures would have been lower if they were subject to the higher fees and expenses incurred by the Funds. In addition, the composite performance might have been adversely affected by the diversification requirements, tax restrictions and investment limitations to which the Funds are subject, if the accounts within each composite had been regulated as investment companies under the federal securities and tax laws.

The mutual fund results are net of fees and expenses and assume changes in share price, reinvestment of dividends and capital gains. The management fees charged to the Elfun Funds and to S&S Long Term Interest Fund are the reasonable costs, both direct and indirect, incurred in providing management and advisory services. Consequently, the expenses incurred by the Elfun Funds and S&S Long Term Interest Fund generally are lower than those incurred by the corresponding Funds and their performance would have been lower if they were subject to the higher fees and expenses incurred by the Funds. GE Funds offer four classes of shares, each having different fees and expenses. GE Funds Class D shares are offered to certain institutional investors and bear the lowest level of fees and expenses. GEIM has voluntarily agreed to reduce or otherwise limit certain expenses of the GE Funds. Absent these limits, the GE Funds' performance would have been lower. Also, certain of the results for Elfun Diversified, Elfun Global and Elfun Money Market Funds were favorably affected by expense waivers or limitations.

The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), Morgan Stanley Capital International World Index ("MSCI World"), Morgan Stanley Capital International EAFE Index ("MSCI EAFE"), Lehman Brothers Aggregate Bond Index ("LB Aggregate"), the Lehman Brothers Municipal Bond Index ("LBMI") and Lehman Brothers 1-3 Year Government Bond Index ("LB 1-3") are unmanaged indexes and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. MSCI World Index is a composite of that currently consists of 1,554 stocks in companies from 22 countries representing the European, Pacific Basin and American regions. MSCI EAFE Index is a composite that currently consists of 1,091 stocks of companies from 20 countries representing stock markets of Europe, Australia, Asia, New Zealand and Far East. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. LBMI is a composite of investment grade, fixed rate municipal bonds and is considered to be representative of the municipal bond market. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. S&P 500 Index & LB Aggregate Composite Index simulates a blended return which is representative of the approximate asset allocation mix of the GE Strategic Investment Fund for the periods presented (composed of 60% S&P 500 Index 40% LBKL"). The actual allocation mix of this Fund may have varied from time to time. The results shown for the foregoing indexes assume the reinvestment of net dividends.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Trust is a diversified, open-end management investment company that consists of ten separate investment portfolios, each of which has two classes of shares -- the Investment Class and the Service Class. The Service Class shares differ from the Investment Class shares in that an additional .25% shareholder servicing and distribution fee is charged to each Fund with respect to Service Class shares. This .25% fee is intended to reimburse the Trust or GE Investment Services Inc. (the "Distributor") for expenditures made on behalf of each Fund to obtain certain shareholder services, including third-party record-keeping, transfer agency, and ongoing services related to the maintenance of Service Class shareholder accounts and to pay for certain distribution costs pursuant to a shareholder servicing and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The shareholder servicing and distribution fee paid by the Service Class shares will cause such shares to have a higher expense ratio and lower return than Investment Class shares.

You should be aware that GE Funds offers additional class options for investors that may not meet the minimum investment requirements of the Funds and/or require services not provided by the Funds, but that wish to invest in portfolios advised by GEIM with the same or similar investment objectives and policies as those of the Funds. Class A shares of the GE Funds would be suitable for investors that require "full service." Under the full service option, GEIM, in conjunction with the employee retirement plan record-keeping capabilities of State Street Bank and Trust Company ("State Street"), provides record-keeping and other shareholder services (including shareholder communication services) to investors in the Class A shares of the GE Funds. Class D shares of the GE Funds would be suitable for investors that require only advisory and administration services (similar to investors in the Investment Class shares of the Funds) but that are not able to meet the minimum investment requirements of the Funds, as well as for GE-affiliated employee retirement plans that require the full service option. Because the GE Funds are marketed primarily to retail investors that generally invest smaller amounts in such funds, the fees charged to investors in the GE Funds are higher than those charged to investors in the corresponding Funds of the Trust. You should evaluate the levels at which you intend to invest and your individual shareholder services requirements to determine the class of shares of the Funds or the GE Funds that best suit your needs at the lowest level of fees.

Set forth below is a description of the investment objective and policies of each Fund. The investment objective of a Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (1) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund. No assurance can be given that a Fund will be able to achieve its investment objective.

Emerging Markets Fund

The investment objective of the Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal conditions, at least 65% of its total assets in equity securities that are traded in emerging markets or equity securities of companies that are organized or conduct their principal business activities in emerging markets countries.

GEIM allocates the Fund's assets among the selected emerging markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. An emerging markets country is any country having an economy and market that are or would be considered by the World Bank to be emerging or developing, or emerging countries that are listed on the Morgan Stanley Capital International World Index. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in any such country, market or region.

The Fund, from time to time, may invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events in that country are more likely to affect the Fund's investments. GEIM bases its selection on certain relevant factors, including the investment restrictions and tax barriers of a given country, the outlook for economic growth, currency exchange rates, commodity prices, interest rates, political factors and the stage of the local market cycle in the emerging country.

Equity securities of emerging markets companies may include common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by foreign companies, equity interests in foreign investment funds or trusts and foreign real estate investment trust securities. The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Emerging Markets Fund, under normal market conditions, may invest up to 35% of its assets in debt securities, including notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the Emerging Markets Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company. GEIM also believes such a determination could be made with respect to an investment by the Emerging Markets Fund in debt instruments issued by a governmental entity if GEIM's concludes that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.

In addition, the Emerging Markets Fund may sell securities short against the box and may engage in certain investments discussed below under "Additional Permitted Investments."

International Equity Fund

The investment objective of the International Equity Fund (the "International Fund") is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in securities of foreign issuers. The International Fund may invest in securities of companies and governments located in developed and developing countries outside the United States, and also may invest in securities of foreign issuers in the form of depositary receipts. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in securities issued by the U.S. Government and U.S. corporations. The International Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries. The percentage of the International Fund's assets invested in particular countries or regions of the world will vary depending on political and economic conditions. An issuer's domicile or nationality will be determined by reference to (a) the country in which the issuer is organized; (b) the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) the country in which the issuer has at least 50% of its assets situated or (d) the principal trading market for the issuer's securities.

In selecting investments on behalf of the International Fund, GEIM seeks companies that are expected to grow faster than relevant markets and whose securities are available at a price that does not fully reflect the potential growth of those companies. GEIM typically focuses on companies that possess one or more of a variety of characteristics, including strong earnings growth relative to price-to-earnings and price-to-cash earnings ratios, low price-to-book value, strong cash flow, presence in an industry experiencing strong growth and high quality management.

The International Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and common stock purchase warrants or rights, issued by companies believed by GEIM to have a potential for superior growth in sales and earnings. In most cases these securities are traded on foreign or U.S. exchanges or in the U.S. or foreign over-the-counter markets. The International Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales or capitalization. In addition, the International Fund may sell securities short against the box and may engage in certain investments discussed below under "Additional Permitted Investments."

The International Fund, under normal market conditions, may invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the International Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies. In addition, GEIM believes such a determination could be made with respect to an investment by the International Fund in debt instruments issued by a governmental entity upon GEIM's concluding that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.

When GEIM believes there are unstable market, economic, political or currency conditions abroad, the Fund may assume a temporary defensive posture and restrict its investments to certain securities markets and/or invest all or a significant portion of its assets in securities of the types described above issued by companies incorporated in and/or having their principal activities in the United States.


Mid-Cap Growth Fund

The investment objective of the Mid-Cap Growth Fund (the "Mid-Cap Fund") is long-term growth of capital. The Mid-Cap Fund seeks to achieve this objective by investing primarily in the equity securities of companies with medium-sized market capitalizations ("mid-cap") that have the potential for above-average growth. The Fund, under normal market conditions, will invest at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S. securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, ADRs and warrants or rights issued by foreign and U.S. companies. The Fund defines a mid-cap company as one whose securities are within the market capitalization range of stocks listed on the S&P MidCap 400 Index (the "S&P 400 Index").

Mid-cap growth companies are often still in the early phase of their life cycles. Accordingly, investing in mid-cap companies generally entails greater risk exposure and volatility (meaning upward or downward price swings) than investing in large, well-established companies. However, GEIM believes that mid-cap companies may offer the potential for more rapid growth. See "Risk Factors and Special Considerations - Smaller Companies."

GEIM will rely on its proprietary research to identify mid-cap companies with potentially attractive growth prospects. These companies typically would have one or more of a variety of characteristics, including attractive products and services, above average earnings growth potential, superior financial returns, strong competitive position, shareholder focused management and sound balance sheets. There is, of course, no guarantee that GEIM will be able to identify such companies or that the Fund's investment in them will be successful.

The Mid-Cap Fund may invest up to 35% of its assets in bonds, notes, debentures, securities that are traded in foreign markets and securities of companies outside the capitalization range of the S&P 400 Index when GEIM determines that investing in these kinds of securities is consistent with the Fund's investment objective of long-term growth of capital. The Fund also may invest in foreign issuers that are outside this capitalization range in the form of ADRs. The Mid-Cap Fund may sell securities short against the box and engage in certain investments discussed below under "Additional Permitted Investments."



Premier Growth Equity Fund

The investment objective of the Premier Growth Equity Fund (the "Premier Growth Fund") is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing primarily in growth-oriented equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets. In pursuing its objective, the Premier Growth Fund, under normal conditions, may invest in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies.

The Premier Growth Fund will seek to identify and invest in companies it believes will offer potential for long-term growth of capital. These companies typically would possess one or more of a variety of characteristics, including high quality products and/or services, strong balance sheets, sustainable internal growth, superior financial returns, competitive position in the issuer's economic sector and shareholder-oriented management. While the Premier Growth Fund may invest in companies of varying sizes as measured by assets, sales or capitalization, a majority of its assets, under normal market conditions, will be comprised of companies with relatively large capitalizations. In addition, the Premier Growth Fund normally will be invested in companies that have above-average growth prospects and which are typically leaders in their fields. The Fund generally will be diversified over a cross section of industries.

Up to 25% of the Premier Growth Fund's total assets may be invested in securities traded in foreign markets. The Premier Growth Fund also may invest in securities of foreign issuers in the form of ADRs. The equity securities in which the Premier Growth Fund invests in most cases will be traded on domestic or foreign securities exchanges, or traded in the domestic or foreign over-the-counter markets. The Premier Growth Fund also may engage in certain investments discussed below under "Additional Permitted Investments." For temporary defensive purposes, the Fund may invest in fixed income securities without limitation. To the extent the Fund invests in fixed income securities, it may not achieve its investment objective.

Value Equity Fund

The investment objective of the Value Equity Fund (the "Value Fund") is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing primarily in equity securities of companies with large sized market capitalization that the Fund's management considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. During normal market conditions, the Fund will invest at least 65% of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, and warrants or rights issued by foreign and U.S. companies.

The Value Fund's investment philosophy is that the market tends to overreact to both good and bad news about issuers. Companies experiencing faster than expected growth tend to be overvalued as the market extrapolates current good news well beyond a sustainable time-frame and correspondingly overforecasts the period and magnitude of decline of companies experiencing near term difficulties. These difficulties can be driven by factors both internal and external to the company. Internal factors may include operational mismanagement or strategic mistakes. External factors may include a change in the economic environment or a shift in the competitive dynamics of an industry. The Fund attempts to identify firms that are out of favor for a variety of reasons and select those which Fund management believes to be undervalued relative to their true business prospects.

In accordance with this premise, GEIM will identify and select securities that it believes are undervalued, using factors it considers indicative of fundamental investment value including: (i) low price/earnings ratio relative to a normalized growth rate and/or the S&P 500 Index; (ii) the potential for free cash flow generation and prospects for dividend growth; (iii) a strong balance sheet with low financial leverage; (iv) sustainable competitive advantages such as a franchise brand name or dominant market position; (v) an experienced and capable management team; (vi) improving returns on invested capital; and (vii) net asset values in a restructuring/breakup analysis framework.

Fund management believes that such investments will position the Fund to benefit from a positive change in business prospects from an issuing company that adopts a turnaround strategy to increase/restore the earning power of the company.

The Value Fund, under normal market conditions, may invest up to 35% of its assets in bonds, notes and debentures, and up to 25% of its assets in securities traded in foreign markets. The Fund also may invest in securities of foreign issuers in the form of ADRs. The Fund may sell securities short against the box and engage in certain investments discussed below under "Additional Permitted Investments."



U.S. Equity Fund

The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies and, under normal conditions, it will invest at least 65% of its assets in common stocks, preferred stocks, securities convertible into common stocks, including convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, zero coupon obligations and warrants or rights issued by U.S. companies. The U.S. Equity Fund typically will invest in equity securities that are issued by U.S. companies and traded on U.S. securities exchanges or in the U.S.
over-the-counter market. Up to 15% of the U.S. Equity Fund's assets may be invested in securities traded in foreign markets. The U.S. Equity Fund also may invest in securities of foreign issuers in the form of ADRs, and may engage in certain investments discussed below under "Additional Permitted Investments."

In managing the assets of the U.S. Equity Fund, GEIM uses a combination of "value-oriented" and "growth-oriented" investing. Value-oriented investing involves seeking securities that may have low price-to-earnings ratios, or high yields, or that sell for less than intrinsic value as determined by GEIM, or that appear attractive on a dividend discount model. The U.S. Equity Fund would sell these securities when their prices approach targeted levels. Growth-oriented investing generally involves buying securities with above average earnings growth rates at reasonable prices. The U.S. Equity Fund holds these securities until GEIM determines that their growth prospects diminish or that they have become overvalued when compared with alternative investments.

In investing on behalf of the U.S. Equity Fund, GEIM seeks to produce a portfolio that GEIM believes will have similar characteristics to the S&P 500 Index by virtue of blending investments in both "value" and "growth" securities. Since the U.S. Equity Fund's strategy seeks to combine these basic elements, but is designed to select investments deemed to be the most attractive within each category, GEIM believes that the strategy should be capable of outperforming the U.S. equity market as reflected by the S&P 500 Index on a total return basis.

The U.S. Equity Fund, under normal market conditions, may invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in these kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the U.S. Equity Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies.


S&P 500 Index Fund

The investment objective of the S&P 500 Index Fund is to provide growth of capital and accumulation of income that corresponds to the investment return of the S&P 500 Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index. Standard and Poor's Corporation ("Standard & Poor's" or "S&P") 1 chooses the 500 common stocks comprising the S&P 500 Index on the basis of market values, industry diversification and other factors. Most of the common stocks in the S&P 500 Index are issued by 500 of the largest companies, in terms of the aggregate market value of their outstanding stock, and such companies generally are listed on the New York Stock Exchange. Additional common stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes. S&P may, from time to time, add common stocks to, or delete common stocks from, the S&P 500 Index.

The S&P 500 Index Fund will attempt to achieve its objective by replicating the total return of the S&P 500 Index. To the extent that it can do so consistent with the pursuit of its investment objective, it will attempt to keep transaction costs low and minimize portfolio turnover. To achieve its investment objective, the S&P 500 Index Fund will purchase equity securities that reflect, as a group, the total investment return of the S&P 500 Index. Like the S&P 500 Index, the S&P 500 Index Fund will hold both dividend paying and non- dividend paying common stocks comprising the S&P 500 Index.

Active portfolio management strategies are not used in making investment decisions for the S&P 500 Index Fund. Rather, State Street Global Advisors ("SSGA"), the sub-adviser to the S&P 500 Index Fund, utilizes a passive investment management approach. From time to time SSGA also may supplement this passive approach by using statistical selection techniques to determine which securities to purchase or sell for the Fund in order to replicate the investment return of the S&P 500 Index over a period of time.


----------

(1) The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The S&P 500 Index Fund may choose not to invest in all the securities that comprise the S&P 500 Index, and its holdings may differ by industry segment from the S&P 500 Index. The Fund may compensate for the omission from its portfolio of stocks that are included in the S&P 500 Index, or for purchasing securities included in the Index in proportions that are different from their weightings in the Index, by purchasing securities that may or may not be included in the S&P 500 Index but which have characteristics similar to the omitted securities (such as stocks from the same or similar industry groups having similar market capitalizations and other investment characteristics). In addition, from time to time adjustments may be made in the S&P 500 Index Fund's holdings due to changes in the composition or weighting of issues comprising the S&P 500 Index.

The S&P 500 Index Fund will attempt to achieve a correlation between its total return and that of the S&P 500 Index of at least 0.95, without taking expenses into account. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the S&P 500 Index Fund's net asset value, including the value of its dividends and capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. SSGA will monitor the S&P 500 Index Fund's correlation to the S&P 500 Index and attempt to minimize any "tracking error" (i.e., the statistical measure of the difference between the investment results of the S&P 500 Index Fund and that of the S&P 500 Index). However, brokerage and other transaction costs, as well as other S&P 500 Index Fund expenses, in addition to potential tracking error, will tend to cause the S&P 500 Index Fund's return to be lower than the return of the S&P 500 Index. There can be no assurance as to how closely the S&P 500 Index Fund's performance will correspond to the performance of the S&P 500 Index.

The S&P 500 Index Fund will not invest more than 35% of its total assets in stocks and other securities not included in the S&P 500 Index. In this regard, the S&P 500 Index Fund may temporarily invest cash balances, pending withdrawals or investments, in high quality money market instruments. Nevertheless, the S&P 500 Index Fund will not adopt a temporary defensive investment posture in times of generally declining stock prices, and, therefore, investors will bear the risk of such general stock market declines. The Fund also may engage in certain investments discussed below under "Additional Permitted Investments."

Strategic Investment Fund

The investment objective of the Strategic Investment Fund (the "Strategic Fund") is to maximize total return, consisting of growth of capital and current income. The Fund seeks to achieve this objective by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time. This strategy may result in the Strategic Fund's experiencing a high portfolio turnover rate. See "Portfolio Transactions and Turnover" below.

The Strategic Fund invests in the following classes of investments: common stocks, preferred stocks, convertible securities and warrants and rights issued by U.S. and foreign companies; bonds, debentures and notes issued by U.S. and foreign companies; securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("U.S. Government Obligations"); debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multi-state agencies or authorities, the interest on which is, in the opinion of issuers' counsel, excluded from gross income for Federal income tax purposes ("Municipal Obligations"); obligations of foreign governments or their agencies or instrumentalities; mortgage related securities, adjustable rate mortgage related securities ("ARMs"), collateralized mortgage related securities ("CMOs") and government stripped mortgage related securities; asset-backed and receivable- backed securities; and domestic and foreign money market instruments. The U.S. equity and debt instruments in which the Strategic Fund invests are traded on U.S. securities exchanges or in the U.S. over-the-counter market, except that the Fund may invest up to 10% of its assets in non-publicly traded securities. In addition, the Strategic Fund may invest up to 30% of its total assets in foreign securities that are listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Strategic Fund also may invest in ADRs and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal.

The Strategic Fund generally seeks to invest in equity and debt securities that GEIM has determined offer above average potential for total return. In making this determination, GEIM will take into account factors including earnings growth, industry attractiveness, company management, price-to-earnings ratios, yield, price-to-book ratios and valuation of assets.

GEIM has broad latitude in selecting the classes of investments to which the Strategic Fund's assets are committed. Although the Strategic Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEIM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

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The Strategic Fund's  investments are designed to achieve favorable  performance with lower volatility than a fund that invests solely in equity or debt securities. GEIM will determine the weightings of equity and debt holdings for the Strategic Fund at any given time in light of its assessment of the attractiveness of each market. Although GEIM cannot predict the mix of the Strategic Fund's investments at any one time, GEIM can delineate certain situations that can lead to a shift in the mix of the Strategic Fund's investments. If, for example, the prices of U.S. equity securities decline due to falling economic activity and profits, and GEIM determines that the condition is transitory, GEIM could allocate a major portion of the Strategic Fund's assets to the equity market. If, on the other hand, the prices of debt instruments are depressed by rising economic activity combined with restrictive monetary or fiscal policies, and GEIM concludes that this condition is temporary, GEIM could allocate a major portion of the Strategic Fund's assets to debt securities.

The Strategic Fund typically purchases a debt security if GEIM believes that the yield and potential for capital appreciation of the security are sufficiently attractive in light of the risks of ownership of the security. In determining whether the Strategic Fund should invest in particular debt instruments, GEIM considers factors such as: the price, coupon and yield to maturity; GEIM's assessment of the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions.

GEIM's decision that the Strategic Fund invest in foreign securities would be predicated on the outlook for the foreign securities markets of selected countries, the underlying economies of those countries and the availability of attractively priced individual securities.

In addition to investing as described above, the Fund may invest in municipal leases, floating and variable rate instruments, participation interests in certain Municipal Obligations, Municipal Obligation components and custody receipts, zero coupon obligations and in securities of supra-national agencies, and may enter into mortgage dollar rolls. The Fund also may engage in certain investments discussed below under "Additional Permitted Investments."

Income Fund

The investment objective of the Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Income Fund's portfolio securities may occur but is not an objective of the Fund. In seeking to achieve this investment objective, the Income Fund invests in the following types of fixed income instruments: U.S. Government Obligations; obligations of foreign governments or their agencies or instrumentalities; bonds, debentures, notes and non-convertible preferred stocks issued by U.S. and foreign companies; mortgage related securities, ARMs, CMOs and government stripped mortgage related securities; asset-backed and receivable-backed securities; zero coupon obligations; floating and variable rate instruments and money market instruments. The Income Fund also may invest in ADRs and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal.

The Income Fund is subject to no limitation with respect to the maturities of the instruments in which it may invest; the weighted average maturity of the Fund's portfolio securities is anticipated to be approximately five to 10 years.

Up to 35% of the Income Fund's total assets may be invested in obligations of foreign companies or foreign governments or their agencies and instrumentalities. The Income Fund also may invest in securities of supra-national agencies, may enter into mortgage dollar rolls, and may engage in certain investments discussed below under "Additional Permitted Investments."

Money Market Fund

The investment objective of the Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Fund seeks to achieve this objective by investing in the following U.S. dollar denominated, short-term money market instruments:
(1) U.S. Government Obligations; (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest; (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supra-national entities;
(6) debt securities issued by foreign issuers; and (7) repurchase agreements.

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



The Money Market Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this Prospectus means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Money Market Fund acquires the security. Currently, six organizations are NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the Appendix to the Statement of Additional Information. By limiting its investments to Eligible Securities, the Money
Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government Obligations and except to the extent permitted under rules adopted by the SEC under the 1940 Act. In addition, the Money Market Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Money Market Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEIM in accordance with procedures established by the Board of Trustees. The Money Market Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Money Market Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Money Market Fund also may hold Rule 144A Securities (as defined below) and engage in certain investments discussed below under "Additional Permitted Investments."

INVESTMENTS IN DEBT SECURITIES

Each of the Premier Growth Fund, the U.S. Equity Fund, the International Fund, the S&P 500 Index Fund and the Value Fund limits investment in debt securities to those that are rated investment grade, except that up to 5% of each such Fund's assets may be invested in securities rated lower than investment grade. A security is considered investment grade if it is rated at the time of purchase within the four highest grades assigned by S&P, Moody's or has received an equivalent rating from another NRSRO or, if unrated, is deemed by GEIM to be of comparable quality.

Each of the Strategic Fund, the Income Fund, the Emerging Markets Fund and the Mid-Cap Fund limits its purchases of debt instruments to those that are rated within the six highest categories by S&P, Moody's or another NRSRO, or if unrated, are deemed by GEIM to be of comparable quality. Each of these Funds will not purchase a debt security if, as a result of the purchase, more than 25% of the Fund's total assets would be invested in securities rated BBB by S&P or Baa by Moody's or, if unrated, deemed by GEIM to be of comparable quality. In addition, each such Fund will not purchase any obligation rated BB or B by S&P or Ba or B by Moody's if, as a result of the purchase, more than 10% of the Fund's total assets would be invested in obligations rated in those categories or, if unrated, in obligations that are deemed by GEIM to be of comparable quality. A description of S&P' and Moody's ratings relevant to a Fund's investments is included as an Appendix to the Statement of Additional Information.

CASH MANAGEMENT POLICIES - NON-MONEY MARKET FUNDS

The Money Market Fund's policies with respect to holding cash and investing in money market instruments are described above. This section describes the cash management policies of the other Funds (each, a "non-money market Fund").


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

A non-money market Fund, under normal circumstances, may hold cash and/or invest in money market instruments in order to manage its cash, pending investment in accordance with its investment objective and policies and to meet operating expenses. During normal market conditions, the Income Fund may invest a substantial portion of its assets in money market instruments if GEIM deems such investments to be consistent with that Fund's investment objective.

When GEIM believes that economic or other conditions warrant, a non-money market Fund, other than the S&P 500 Index Fund, may assume a temporary defensive posture and hold cash and/or invest in money market instruments without limitation. To the extent that a Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

Types of Permitted Money Market Investments. Each non-money market Fund may invest directly, or indirectly through its investment in the GEI Short-Term Investment Fund (described below), in the following types of money market securities during normal market conditions and for temporary defensive purposes:

        (i)     U.S. Government Obligations (described below);

        (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers;

        (iii) commercial paper and notes, including those with variable and floating rates of interest;

        (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks;

        (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supra-national entities;

        (vi)    debt securities issued by foreign issuers; and

        (vii) repurchase agreements and reverse repurchase agreements (see "Risk Factors and Special Considerations -- Repurchase and Reverse Repurchase Agreements" below for a further description).

Each non-money market Fund may invest up to 25% of its assets in the GEI Short-Term Investment Fund (the "Investment Fund"). The Investment Fund invests exclusively in the money market instruments described in (i) through (vii) above, and serves as the investment vehicle that facilitates the collective investment of the cash accounts of the non-money market Funds and other entities advised by GEIM or its affiliate, GEIC. GEIM is the investment adviser to the Investment Fund, and charges no advisory fee to the Investment Fund for these services. A non-money market Fund would incur no sales charge and no distribution or service fees in connection with its holdings in the Investment Fund.

A non-money market Fund may hold money market instruments that are rated no lower than A-2 by S&P or Prime-2 by Moody's, or that have received an equivalent rating from another NRSRO, or if unrated, are issued by an entity having an outstanding unsecured debt issue rated within an NRSRO's three highest rating categories. A description of the rating systems of Moody's and S&P is contained in an Appendix to the Statement of Additional Information. At no time will a non-money market Fund's investments in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

ADDITIONAL PERMITTED INVESTMENTS

In addition to the investments discussed above, some or all of the Funds may invest in the types of securities or may engage in investment techniques and strategies discussed below.

Investment Techniques And Strategies. Each Fund may enter into securities transactions on a when-issued or delayed-delivery basis and may lend its portfolio securities.

Illiquid Investments, Restricted Securities and Non-Publicly Traded Securities. The S&P 500 Index Fund may invest up to 10%, and each of the other non-money market Funds may invest up to 15%, of its net assets in illiquid securities. Illiquid securities are securities that a Fund cannot dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities, investment-only debt instruments, principal-only debt instruments and restricted

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



securities. A restricted security is one that has a contractual or legal restriction on transfer or which is not registered for sale to the general public under Securities Act of 1933, as amended (the "1933 Act").

Each non-money market Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in restricted securities. While restricted securities generally are considered illiquid, they may be deemed to be liquid if (i) such securities may be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and (ii) the Trust's Board of Trustees, or GEIM acting under guidelines approved and monitored by the Board, determines that an adequate trading market exists for such securities. Investment by a Fund in Rule 144A Securities deemed to be liquid by the Board or GEIM, as applicable, will not be subject to either the 15% limitation on investment in illiquid securities or the 10% limitation on investment in restricted securities. If a Fund holds Rule 144A Securities, the level of illiquidity in its portfolio may increase during periods when qualified institutional buyers lose interest in purchasing those securities.

In addition, each non-Money Market Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in non-publicly traded securities. A Fund's investment in restricted securities (except Rule 144A Securities deemed liquid), if any, would be included in this 10% limitation, because restricted securities are not publicly traded. In no event will any Fund's investments in illiquid and non- publicly traded securities (including restricted securities, but excluding Rule 144A Securities deemed liquid), in the aggregate, exceed 15% of its assets.

U.S. Government Obligations. Each Fund may invest in obligations issued by the U.S. Government or by its agencies and instrumentalities (as defined above, "U.S. Government Obligations"). Different types of U.S. Government Obligations have different payment guarantees, if any. Some U.S. Government Obligations, such as U.S. Treasury securities, are supported by the full faith and credit of the U.S. government or U.S. Treasury guarantees. U.S. Treasury securities differ in their interest rates, maturities and dates of issuance. Other U.S. Government Obligations are backed by the right of the issuer or guarantor to borrow from the U.S. Treasury; others, by the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality issuing the security; and still others, only by the credit of the agency or instrumentality issuing the obligation.

Where U.S. Government Obligations are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality (which may be privately owned) issuing the obligations for repayment. There is no guarantee that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not required to do so. A Fund will invest in U.S. Government Obligations that are not backed by full faith and credit of the U.S. Government only if GEIM determines that the issuing agency's or instrumentality's credit risk make the obligations suitable for Fund investment.

The types of U.S. Government Obligations in which the Funds may invest are listed in the Statement of Additional Information.

Repurchase and Reverse Repurchase Agreements. Each Fund may enter into repurchase agreements involving securities that are permitted investments for that Fund. A repurchase agreement is a transaction in which a Fund purchases a security at one price and the seller simultaneously agrees to buy back that security at a higher price on a date that occurs within a relatively short time period, usually one to seven days. Repurchase agreements allow a Fund to earn income on idle cash at a fixed rate of return, and are treated as loans by the Funds for purposes of the 1940 Act.

The Funds may engage in repurchase agreement transactions with certain Federal Reserve System member banks and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. If a Fund enters into a repurchase agreement, GEIM will monitor the value of the securities underlying the agreement on an ongoing basis to ensure their value remains equal to the total amount of the repurchase price (including interest). GEIM also monitors the creditworthiness of the banks and dealers that enter into repurchase agreements with the Funds in order to identify potential risks.

Each Fund may engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement involves the Fund selling securities that it holds and concurrently agreeing to repurchase the same securities at an agreed upon price and date. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the 1940 Act. A Fund will enter into reverse repurchase agreements when it needs cash to meet redemption requests or to pay dividends and distributions, but considers a sale of its portfolio securities to be disadvantageous. Cash, U.S. Government Obligations or other liquid assets equal in value to the Fund's obligations under outstanding reverse repurchase agreements would be segregated and maintained with State Street, the Trust's custodian and transfer agent, or a designated sub-custodian.


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



Structured and Indexed Securities. The Strategic Fund and the Income Fund may invest in structured and indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured and indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or value of the security at maturity may be some multiple of the change in value of the Reference. Consequently, structured and indexed securities may entail a greater degree of market risk than other types of debt securities because a Fund bears the risk of the Reference. Structured and indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Certain of the other Funds may invest in other investment companies that issue securities with values that are based on an underlying index. See "Appendix -- Further Information: Certain Investment Techniques and Strategies" for a further discussion of such investments, which include WEBs, CountryBaskets and SPDRs.

Purchasing Put and Call Options on Securities. A non-money market Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and an additional 10% of its assets to purchase call options on portfolio securities. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of the Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indexes, options on foreign currencies and options on futures contracts shall not exceed 20% of the Fund's net assets.

An option holder has the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. Each non-money market Fund may purchase put and call options that are traded on a U.S. or foreign exchange or in the over-the-counter market.

Put Options. A put option is an option to sell. If GEIM believes that the market value of a security a Fund owns will decline, the Fund may purchase a put option on that security. The put option would allow the Fund to sell the security at a given price during the option period and thereby limit its losses on the security. If the underlying security appreciates, rather than depreciates, the Fund would choose not to exercise the option, but any appreciation in the value of the underlying security would be offset by the premium the Fund paid for the relevant put option, plus any related transaction costs.

Call Options. A call option is an option to buy. A Fund may purchase a call option on a security when GEIM believes the market price of that security will increase. A call option would allow the Fund to purchase the security at a set price during the option period, and thereby limit its losses from rising prices. A Fund also may purchase call options to increase its return at a time when the call is expected to increase in value because the market anticipates the value of the underlying security will increase.

Closing Sale Transactions. Prior to the expiration of a put or a call option, the Fund may enter into a closing sale transaction. In a closing sale the Fund sells an option having the same features (i.e., is of the same series) as an option previously purchased. Profit or loss from a closing transaction would depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing. Each non-money market Fund may write only covered put and call options on securities. Covered puts involve a Fund selling to another party the right to compel the Fund to purchase an underlying security from the option holder at a specified price at any time during the option period. A "covered" put generally means that the Fund segregates with its custodian cash or liquid securities with a value at least equal to the exercise price of the option. Covered calls involve a Fund selling the right to another party to purchase securities that the Fund owns at a specified price at any time during the option period. A "covered" call generally means that the Fund owns the underlying securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by these options.

A put or call option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or determined by the SEC to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where put and call options will be deemed to be covered by a Fund.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby allowing the Fund to sell the security or write a new option prior to the outstanding option's expiration). A Fund effects a closing purchase transaction by purchasing, prior to the holder's exercise of an option written by the Fund, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. To facilitate closing purchase transactions, the Funds with option- writing authority will ordinarily write options only if a secondary market for the options exists on a U.S. or foreign securities exchange or in the over-the-counter market.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. A Fund would enter into options transactions as hedges to reduce investment risk, and a properly correlated hedge will result in a loss on the portfolio position's being offset by a gain on the hedge position.

Securities Index Options. In attempting to hedge all or a portion of its investments, a non-money market Fund may purchase and write put or call options on securities indexes listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. A Fund would purchase or write index options only with respect to those indexes that include securities of the type that the Fund would invest in. As discussed above, a Fund with option writing authority may write only covered options. In addition to investing in securities index option for hedging purposes, the Funds may use such options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Investments in options on securities indexes generally have return characteristics similar to direct investments in the underlying instruments.

Unlike options on securities, options on securities indexes do not involve the delivery of an underlying security. An option on a securities index represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date.

If a Fund writes a securities index option, that option may be deemed covered in any manner permitted under the 1940 Act or any other method the SEC determines to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where securities index options will be deemed to be covered by a Fund. If a Fund has written a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written.

Futures and Options on Futures. Each non-money market Fund may enter into interest rate, financial and bond index futures contracts and, with the exception of the Income Fund, stock index futures contracts, or related options, that are traded on a U.S. or foreign exchanges or traded on a board of trade approved by the CFTC or in the over-the-counter market. The Funds would engage in these transactions to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the SEC staff is that an investment fund's long and short positions in futures contracts, as well as put and call options on futures written by that fund, must be collateralized with cash or other liquid assets and segregated with the fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities (see "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information) and designed to eliminate any potential leveraging.

An interest rate futures contract obligates the buyer to receive and the seller to deliver a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts obligate the holder to deliver (in the

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case of a futures  contract  that is sold) or receive  (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index.

An index futures contract obligates the parties to contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds; a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Forward Currency Transactions. Each non-money market Fund may hold currencies to meet settlement requirements for foreign securities. Each non-money market Fund, other than the S&P 500 Index Fund, may engage in currency exchange transactions to manage currency risk, which is the risk that fluctuations in exchange rates may adversely affect a Fund. No Fund will enter into forward currency transactions for speculative purposes.

Forward currency contracts are agreements to purchase or sell a specific quantity of a currency at future date and at a price that are fixed at the time that a Fund enters into the contract. Forward currency contracts are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, generally have no deposit requirements and are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with State Street or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment under the contracts.

Upon maturity of a forward currency contract, a Fund may pay for and receive the underlying currency, negotiate a roll over into a new forward currency contract with a new settlement date, or negotiate a termination of the forward contract into an offset whereby the Fund would pay the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust also may be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEIM. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.

Options on Foreign Currencies. Each non-money market Fund may purchase or write foreign currency options as a hedge against variations in foreign exchange rates that would cause the U.S. dollar value of securities denominated in foreign currency to decline or the cost of securities to be acquired to increase. Foreign currency options provide the holder of such options the right to buy or sell a currency at a fixed price on or before a future date. The Funds may write only covered options, and no Fund will enter into a transaction involving options on foreign currencies for speculative purposes. The Funds will purchase or write options that are traded on U.S. or foreign exchanges or in the over-the-counter market. The Trust will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.

See  "Risk  Factors  and  Special   Considerations"  and  "Appendix  --  Further
Information: Certain Investment Techniques and Strategies" for a discussion of the risks and special considerations associated with the additional investments and investment techniques and strategies discussed above.

INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions with respect to each Fund that may not be changed without approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Included among those fundamental restrictions are those listed below.

1. No Fund may borrow money, except that a Fund may enter into reverse repurchase agreements and may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the

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     Fund's total assets  (including the amount  borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. No Fund may purchase securities (other than U.S. Government Obligations) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each non-money market Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in U.S. Government Obligations and (b) up to 25% of the value of the assets of a non-money market Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any country other than the United States, but not the U.S. Government and (b) all supra-national organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction. For purposes of this investment restriction, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Certain other investment restrictions adopted by the Trust with respect to the Funds are described in the Statement of Additional Information.

Risk Factors and Special Considerations

Investing in the Funds involves risk factors and special considerations, such as those described below.

General. Investments in a Fund are not insured against loss of principal. As with any investment portfolio, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered to be a complete investment program.

Equity Securities. A Fund's investments in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the equity securities the Fund holds may decline over short or even extended periods. Equity securities also are subject to the risk that the value of a particular issuer's securities will decline, even during periods when equity securities traded in the stock market in general are rising.

Absence of Operating History. The Funds only recently commenced operations, and therefore lack an operating history that shareholders may look to for purposes of evaluating Fund performance.

Debt Instruments. A Fund's investments in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect investments in such securities. The value of investments in fixed income securities tend to decrease when interest rates rise and increase when interest rates fall. Generally, the value of longer-term debt instruments will tend fluctuate more than shorter-term debt securities. In addition, when interest rates are falling, the money a Fund receives from continuously selling shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

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

Credit Risk. The Funds may invest in debt securities that are not backed by the U.S. government. Such securities are subject to credit risk, which is the risk that the issuer may be unable to pay principal and/or interest when due.

Investment Grade Obligations. Obligations rated BBB by S&P or Baa by Moody's are considered investment grade, but are somewhat riskier than higher-rated investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest, and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Low-rated Securities. Certain Funds are authorized to invest in high-yield securities that are rated lower than investment grade by the primary rating agencies (e.g., are rated "BB" or lower by S&P and "Ba" or lower by Moody's). These securities are sometimes referred to as "junk bonds," and are considered to be speculative. Lower-rated and comparable unrated securities (collectively, "low- rated" securities) provide poor protection for payment of principal and interest. They generally are subject to greater risks of default than higher-rated securities, and securities with the lowest ratings may be in default or have a substantial risk of default. Low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default.

The market value of certain low-rated securities tends to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally are subject to a greater risk that the issuer cannot meet principal and interest payments when due (i.e., credit risk). Issuers of low-rated securities are often highly leveraged and may not have access to more traditional methods of financing. Accordingly, the ability of such issuers to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. These issuers tend to be more vulnerable to real or perceived economic changes, political developments, new or proposed laws and adverse publicity.

The market for low-rated securities may be thinner and less active than that for higher-rated securities, which may adversely affect the price at which these securities may be sold. Thinner markets may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing the portfolio securities and calculating a Fund's net asset value.

Illiquid Securities. Illiquid securities may be difficult to resell, and a Fund's net assets may be adversely affected if there is no ready buyer willing to purchase the Fund's illiquid securities at a price GEIM deems representative of their value.

Non-publicly Traded Securities. Non-publicly traded securities are generally more illiquid than publicly traded securities. The prices realized from reselling non-publicly traded securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements applicable to publicly traded securities.

Smaller Companies. Smaller companies in which the Mid-Cap Fund may invest may involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. As a result, the prices of smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

Repurchase and Reverse Repurchase Agreements. A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. Specifically, there are risks that the value of the underlying securities might decline while the Fund seeks to assert its rights, that the Fund will incur additional expenses in asserting its rights, and that the Fund may lose all or part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Warrants. A warrant is a security that permits, but does not obligate, its holder to subscribe for another security. Warrant holders do not have a right to dividends or voting rights with respect to underlying securities, and warrants do not represent any rights to the assets of the issuer. Therefore, a warrant may be considered more speculative than certain other types of investments. In addition, the value

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



of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Rights. A right is a privilege granted to a corporation's existing shareholders to purchase or subscribe to additional shares of stock at the time of a new issuance, before the stock is offered to the general public. This allows the stockholders to retain the same ownership percentage after the new stock offering. Rights are freely transferable and generally entitle the holder to purchase the stock at a price below the public offering price.

Investment in Foreign Securities. Investing in securities issued by foreign companies and governments or traded in foreign markets involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations, including:

Regulatory Risks. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to U.S. companies. The values of foreign investments are affected by changes in exchange control regulations; application of foreign tax laws, including withholding taxes; changes in governmental administration or economic or monetary policy (in the United States or abroad).

Currency Risks. The values of foreign investments are affected by changes in currency rates or exchange control regulations. When a Fund holds a security denominated in a local currency (rather than in U.S. dollars), it may convert U.S. dollars into that local currency in order to purchase the security and convert local currency back into dollars when the security is sold. The value of the local currency relative to the U.S. dollar would affect the value of that foreign security. For example, if the local currency gains strength against the U.S. dollar, the value of the foreign security increases. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security would decline. U.S. dollar denominated securities of foreign issuers also may be affected by currency risk.

Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Market Risks. Foreign markets, particularly those of developing or emerging countries, may be less liquid, more volatile and less subject to governmental supervision than domestic markets. There may be difficulties in enforcing contractual obligations and transactions could be subject to extended clearance and settlement periods.

Political/Economic Risk. A foreign government might impose restrictions or prohibitions on the repatriation of foreign currencies, limitations on the use or removal of funds or other assets (including the withholding of dividends). It may adopt confiscatory tax policies or expropriate the assets or operations of a company in which the Fund invests. Changes in the relationship or dealings between nations may affect a Fund's investments in foreign securities.

Transaction Costs. Transaction costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. Costs are incurred in connection with conversion between various currencies.

Investing in Developing or Emerging Markets. Investing in securities issued by companies located in countries with emerging economies and/or securities markets involves risks in addition to those described above with respect to investing in foreign securities. The economic structures in these countries generally are less diverse and mature than those in developed countries, and their political systems are less stable. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property.

The small size and inexperience of the securities markets in certain emerging or developing countries and the low or nonexistent volume of trading in securities in those countries may make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, a Fund investing in such countries may be required to establish special custody or other arrangements before investing.

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Municipal  Obligations.  Even though Municipal  Obligations are interest-bearing investments that promise a stable flow of income, like other debt instruments their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

At the time of issuance, issuers of Municipal Obligations obtain opinions from bond counsel opinions addressing the validity of the Obligations and whether the interest on such Obligations is exempt from Federal income taxes. Neither the Trust nor GEIM will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The U.S. Government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may pass similar laws in the future.

Covered Option Writing. A Fund that writes puts and calls may experience losses if GEIM or any sub-adviser of the Fund incorrectly predicts the direction in which the market will move. If a Fund writes a put option obligating that Fund to purchase a security at a certain price, the Fund may experience a loss if the market price of the underlying security goes down. This is because the Fund would be compelled to purchase a security at a price that is higher than market price. The loss would be equal to the difference between the price at which the Fund must purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Likewise, the Fund would experience a loss if it wrote a call option and the price of the underlying security rises. This is because the Fund would be obligated to sell a security at a price that is lower than market price. The loss would be equal to the excess of the security's market value at the time of the option's exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

In addition, no assurance can be given that a Fund will be able to close out an options position at the desired time. A Fund's ability to enter into closing purchase transactions depends upon the existence of a liquid secondary market. While the Funds purchase or write options only when GEIM or any sub-adviser of the Fund believes a liquid secondary market exists, there is a possibility that this market may be absent or cease to exist, which would make it difficult or impossible to close out a position when desired.

Securities Index Options. As with other options, a Fund's ability to close out positions in securities index options depends upon the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at a later date. In addition, securities exchanges impose position and exercise limits and other regulations on options traded on those exchanges. The absence of a liquid secondary market and possible exchange-imposed limitations may make it difficult or impossible to close out a position when desired.

Futures and Options on Futures. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time.

Forward Currency Transactions. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the special skills and experience of GEIM or any sub-adviser of the Fund with respect to those instruments and will usually depend upon the ability of GEIM or any sub-adviser of the Fund to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect.

The Trust's ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments and the amount of trading interest that may exist in the future in forward currency contracts which cannot now be predicted. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Derivatives. Certain of the Funds' permitted investments constitute derivatives, including forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts involving U.S. Government and foreign government securities and currencies. Certain derivative securities can, under certain circumstances, significantly increase an investor's exposure to market and other risk.

Instruments and Strategies Involving Special Risks. Certain instruments in which the Funds can invest and certain investment strategies that the Funds may employ could expose the Funds to various risks and special considerations. The instruments presenting risks to a Fund that holds the instruments are: Rule 144A Securities, depositary receipts, securities of supra-national agencies, securities of other investment funds, municipal leases, floating and variable rate instruments, participation interests, zero coupon obligations, Municipal Obligation components, custody receipts, mortgage related securities, government stripped mortgage related securities, and asset-backed and receivable-backed securities. Among the risks that some but not all of these instruments involve are lack of liquid secondary markets and the risk of prepayment of principal. The investment strategies involving special risks to some or all of the Funds are: engaging in when-issued or delayed-delivery securities transactions, lending portfolio securities and selling securities short against the box. Among the risks that some but not all of these strategies involve are increased exposure to fluctuations in market value of the securities and certain credit risks. See "Appendix -- Further Information: Certain Investment Techniques and Strategies" for a more complete description of these instruments and strategies.

Portfolio Transactions and Turnover

The Board of Trustees of the Trust has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder, transactions for a Fund may be executed through an affiliated broker-dealer if, in the judgment of GEIM or any sub-adviser of the Fund, the use of such broker-dealer is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, such broker-dealer may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with such broker-dealer. Such broker-dealer will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Trust cannot predict precisely the turnover rate for any Fund, but expects that the annual turnover rate will generally not exceed 50% for the Premier Growth Fund, 50% for the U.S. Equity Fund, 50% for the International Fund, 100% for the Value Fund, 200% for the Strategic Fund, 300% for the Income Fund, 200% for the Mid-Cap Fund, 50% for the Emerging Markets Fund and 25% for the S&P 500 Index Fund. The portfolio turnover rate for the Money Market Fund is expected to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. Short-term gains realized from portfolio turnover are taxable to investors as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. GEIM does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. The Statement of Additional Information contains additional information regarding portfolio transactions and turnover.

MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Funds rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEIM. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Adviser and Administrator

GEIM, located at 3003 Summer Street, P.O. Box 7900 Stamford, Connecticut 06904, serves as the investment adviser and administrator of each Fund. GEIM was formed under the laws of Delaware in 1988, and is a wholly-owned subsidiary of GE and a registered investment adviser under the Investment Advisers Act of 1940, as amended. GEIM has served as the investment adviser to the Trust since the commencement of the Trust's operations on ______________, 1997.

GEIM's principal officers, directors, and portfolio managers serve in similar capacities with GEIC. Like GEIM, GEIC is a wholly-owned subsidiary of GE. Through GEIM and GEIC (together, "GE Investments") and their predecessors, GE has nearly 70 years of investment management experience.

As of ______________, 1997, GE Investments provided investment management services to various institutional accounts with total assets of approximately $[____] billion. GEIM or GEIC serves as the investment adviser to the following entities:

GE Funds - GEIM has served as the investment adviser and administrator for GE Funds since January 1993, when GE Funds commenced operations. GE Funds is an open-end management investment company whose portfolios (the "GE Funds") are marketed to individual retail and institutional investors. The GE Funds are sold through a multiple distribution system that offers an investor the option of choosing a class that best suits the investor's needs in terms of purchase amount and the length of time the investor intends to hold the GE Fund shares.

GE Investments Funds, Inc. ("GEIFI Funds") - GEIM has served as the investment adviser to the investment portfolios of GEIFI Funds since May 1, 1997. GEIFI Funds is an open-end management investment company whose shares are currently offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts.

Other Institutional Accounts - GEIM has served as the sub-adviser to PaineWebber Global Equity Fund, a series of PaineWebber Investment Trust, since its inception in 1991, and to the Global Growth Portfolio of PaineWebber Series Trust and Global Small Cap Fund Inc. since March, 1995. GEIM has served as sub-adviser to the International Equity Portfolio and the U.S. Equity Portfolio of WRL Series Fund, Inc. since January 1997 and to the International Equity Portfolio of IDEX Series Fund since February 1997.

The Elfun Funds - GEIC serves as the investment adviser to Elfun Global Fund, Elfun Trusts, Elfun Income Fund, Elfun Money Market Fund, Elfun Tax-Exempt Income Fund and Elfun Diversified Fund (collectively, the "Elfun Funds"). The first Elfun Fund, Elfun Trusts, was established in 1935. Investment in the Elfun Funds generally is limited to regular and senior members of the Elfun Society, whose regular members are selected from active employees of GE and/or its majority-owned subsidiaries, and whose senior Society members are former members who have retired from those companies.

S&S Funds - Under the General Electric Savings and Security Program, GEIC serves as investment adviser to the GE S&S Program Mutual Fund and GE S&S Long Term Interest Fund. GEIC also serves as the investment adviser to the General Electric Pension Trust.

GEIM or any sub-adviser of a Fund, subject to the supervision and direction of the Trust's Board of Trustees, manages the Funds' portfolios in accordance with the Funds' respective investment objectives and stated policies, makes investment decisions for the Funds and places purchase and sale orders for the Funds' portfolio transactions. GEIM or any sub-adviser of a Fund also pays the salaries of all personnel employed by both it and the Trust and provides each Fund with investment officers who are authorized by the Board of Trustees to execute purchases and sales of securities on behalf of the Funds.

GEIM or any sub-adviser of a Fund makes investment decisions for each Fund independently from its investment considerations with respect to the entities that it manages. However, the Funds and these other entities may invest in the same types of securities, particularly where they have the same or similar investment objective or policies. When a Fund and one or more other accounts or portfolios managed by GEIM or any sub-adviser of a Fund are prepared to invest in, or desire to dispose of, the same security, available investments or sale opportunities will be allocated in a manner that GEIM or any sub-adviser of a Fund believes is equitable to each entity. In some cases, this procedure may adversely affect the price a Fund pays or receives or the size of the position obtained or disposed of by a Fund.

The agreements governing the investment advisory services furnished to the Trust by GEIM provide that, if GEIM ceases to act as the investment adviser to the Trust, at GEIM's request, the Trust's license to use the initials "GE" will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials "GE."

GEIM's Fee Structure

Each Fund pays GEIM a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory agreement for each Fund specifies this advisory fee and other expenses that the Fund must pay. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the following schedule (fees are expressed as an annual rate):


Name of Fund                      Average Daily Net Assets of Fund        Annual Rate Percentage (%)
------------                      --------------------------------        --------------------------

Premier Growth Fund               First $25 million                                  .55

U.S. Equity Fund                  Next $25 million                                   .45

Value Fund                        Over $50 million                                   .35

Mid-Cap Fund

Strategic Fund

------------------------------------------------------------------------------------------------------

Income Fund                       First $25 million                                  .35

                                  Next $25 million                                   .30

                                  Next $50 million                                   .25

                                  Over $100 million                                  .20

------------------------------------------------------------------------------------------------------

Emerging Markets Fund             First $50 million                                 1.05

                                  Over $50 million                                   .95

------------------------------------------------------------------------------------------------------

International Fund                First $25 million                                  .75

                                  Next $50 million                                   .65

                                  Over $75 million                                   .55

------------------------------------------------------------------------------------------------------

Money Market Fund                 First $25 million                                  .25

                                  Next $25 million                                   .20

                                  Next $50 million                                   .15

                                  Over $100 million                                  .10

------------------------------------------------------------------------------------------------------

S&P 500 Index Fund                All assets                                         .15


From time to time, GEIM may waive or reimburse advisory or administrative fees paid by a Fund.

Investment Sub-Adviser

SSGA is the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEIM effective ____________________, 1997. SSGA, a division of State Street, is located at Two International Place, Boston, Massachusetts 02110. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $292 billion under management as of December 31, 1996, provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels. SSGA also manages the investments of certain portfolios of GEIFI Funds, including GEIFI Funds' Value Fund and STP 500 Index Fund. GEIM pays SSGA monthly compensation in the form of an investment sub-advisory fee of [____]% of the Fund's average daily net assets.

Portfolio Management

Eugene K. Bolton is responsible for the overall management of the domestic equity investment process at GE Investments. Mr. Bolton has served in that capacity since the commencement of operations of the GE Funds. Mr. Bolton leads a team of portfolio managers for the U.S. Equity Fund. Mr. Bolton has more than 12 years of investment experience and has held positions with GE Investments since 1984. He is currently a Director and Executive Vice President of GE Investments.

David B. Carlson is the Portfolio Manager of the Premier Growth Fund and is also responsible for the management of the domestic equity related investments of the portfolio of the Strategic Fund. Mr. Carlson has served those Funds since the commencement of their operations. In addition, Mr. Carlson has served as the Portfolio Manager to similar funds of GE Funds since the commencement of their operations. He has more than 14 years of investment experience and has held positions with GE Investments since 1982. Mr. Carlson is currently a Senior Vice President of GE Investments.

Peter J. Hathaway leads a team of portfolio managers for the Value Fund and has served in that capacity since the commencement of that Fund's operations. In addition, Mr. Hathaway has served in a similar capacity with respect to GE Funds' Value Fund since the commencement of that Fund's operations. He has more than 36 years of investment experience and has held positions with GE Investments since 1985. Mr. Hathaway is currently a Senior Vice President of GE Investments.

Ralph R. Layman [leads a team of portfolio managers for] the International Fund and the Emerging Markets Fund and also is responsible for the management of the international equity-related investments of the Strategic Fund. Mr. Layman has served those Funds since the commencement of their operations. In addition, Mr. Layman has served in a similar capacity with respect to GE Funds' GE International Equity Fund and GE Strategic Investment Fund since the commencement of each such fund's operations. He has more than 17 years of investment experience and has held positions with GE Investments since 1991. From 1989 to 1991, Mr. Layman served as an Executive Vice President, Partner and Portfolio Manager of Northern Capital Management, and prior thereto, served as Vice President and Portfolio Manager of Templeton Investment Counsel. Mr. Layman is currently a Director and Executive Vice President of GE Investments.

Robert A. MacDougall leads a team of portfolio managers for the Income Fund and is also responsible for the management of fixed income related investments of the portfolio of the Strategic Fund. Mr. MacDougall has served those Funds since the commencement of their operations. In addition, Mr. MacDougall has served in a similar capacity with respect to GE Funds' GE Fixed Income Fund and GE Strategic Investment Fund since the commencement of their operations. He has more than 13 years investment experience and has held positions with GE Investments since 1986. Mr. MacDougall is currently a Director and Executive Vice President of GE Investments.

Elaine G. Harris is the Portfolio Manager for the Mid-Cap Fund and has served in that capacity since commencement of that Fund's operations. Ms. Harris also serves as the Portfolio Manager for the GE Funds' GE Mid-Cap Fund. She has more than 13 years of investment experience and has held positions with GE Investments since 1993. From 1991 to 1993, Ms. Harris served as Senior Vice President and Portfolio Manager at SunAmerica Asset Management and, prior thereto, as Portfolio Manager at Alliance Capital Management Company and as an analyst and subsequently, Portfolio Manager at Fidelity Investments. Ms. Harris is currently a Senior Vice President of GE Investments.

James B. May leads a team of portfolio managers for the S&P 500 Index Fund. Mr. May has been an investment officer and portfolio manager in the U.S. Structured Products Group of State Street since 1994. From 1991 to 1993, Mr. May served as an Investment Support Analyst in the U.S. Passive Service Group of State Street. Mr. May holds a B.S. in finance from Bentley College and an M.B.A. from Boston College.

GEIM investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Expenses of the Funds

Each Fund's Investment Class bears its own expenses, which generally include all costs not specifically borne by GEIM. Specifically, expenses borne by a Fund include: investment advisory and administration fees; fees paid to members of the Trust's Board of Trustees who are not affiliated with GEIM or any of its affiliates; fees for necessary brokerage services; and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). GEIM pays any fees and expenses in excess of its advisory and administration fee that are not borne by the Funds. The annual fees payable with respect to each Fund are intended to compensate GEIM for its advisory and administration services.



PURCHASE OF SHARES

Eligible Investors

Investment Class shares are being offered without imposition of a sales charge, service fee or distribution fee exclusively to institutional investors, and will be marketed primarily to employee retirement plans, such as defined benefit plans ("DB plans") and defined contribution plans ("DC plans"). A DB plan pays a specified benefit amount to each plan participant who retires after a specified number of years of service or otherwise becomes eligible to receive retirement benefits. In some cases, employees contribute to DB plans. A DC plan pays benefits that vary depending on investment return, and the contributions to such plans are set at specific levels. With respect to some DC plans, such as 401(k) and 457 plans, employees make voluntary contributions into a tax deferred account, which may or may not be matched by an employer. In addition, the employer may contribute to a profit-sharing account based on an employee's salary level, years of service, age and other factors. Unlike DB plans, DC plans afford employees the option of choosing where to invest.

The types of plans to which Fund shares may be sold include 401(k) Plans, eligible deferred compensation plans meeting the requirements of Section 457(b) of the Code and tax-exempt organizations enumerated in Section 501(c)(3) of the Code (collectively, "Eligible Plans"). Shares may, at times, be sold to other similar categories of investors. Eligible Plans may purchase Investment Class shares and/or Service Class shares of the Funds. Details about the procedure to be followed by an Eligible Plan in investing in the Funds are available through the Distributor.

Investment Class shares also may be sold to: banks, insurance companies and industrial corporations, each purchasing shares for its own account; investment management programs of financial institutions that contemplate purchasing shares of investment companies managed by an unaffiliated adviser; financial institutions investing in their fiduciary capacity on behalf of clients; trusts established under Section 501(c)(9) of the Code to fund the payment of certain welfare benefits; charitable, religious and educational institutions, and foundations or endowments of those investors; and investment companies not managed by GEIM. Under no circumstances are regular IRAs, simplified employee pension IRAs ("SEP-IRAs") and Keogh plans eligible to purchase Fund shares.

Individual Plan Participants

If you are an individual investor in a retirement plan that invests in the Funds, you should address inquiries and seek investment servicing from your plan administrator.

Purchasing Shares - General Information

The Distributor sells Fund shares on a continuous basis. A purchase order will be processed at the net asset value next determined after the order (or wire, if applicable) has been received and accepted by State Street, the Trust's custodian and transfer agent. For a description of the manner of calculating a Fund's net asset value, see "Net Asset Value." Shares are sold without the imposition of a sales charge. However, a purchase premium (discussed below) may be imposed on cash transactions.

You begin to earn income as of the first business day following the day State Street has received payment for an order. Orders will be accepted only upon receipt by State Street of all documentation required to be submitted in connection with such order. If you purchase or redeem shares through an Authorized Firm, you may be subject to service fees imposed by that Firm.

Minimum Investment Requirement

The minimum initial investment in a Fund is $35 million for each investor or for a group of investors under common control. This minimum investment is waived for shareholders who have invested at least $100 million in one or more investment portfolios or accounts that are advised by GEIM, provided that at least $35 million of this $100 million amount is invested in the Trust. The Trust will accept purchase orders for shares only on each "Business Day," which is a day on which the Fund's net asset value is calculated as described below under "Net Asset Value." The Trust, in its discretion, may reject any order for the purchase of shares of a Fund. For convenience and in the interest of economy, the Trust will not issue physical certificates representing shares in any Fund.

Letter of Intent. A letter of intent may be used as a way for investors to meet the $35 million minimum investment requirement in a Fund or in the Trust (as applicable, depending on your total investment in investment portfolios advised by GEIM). An investor utilizing the letter or intent option would initially invest a minimum of [$________] in a Fund or Funds, as applicable, of the Trust, and would agree to purchase at least an additional [$_______] in shares of the Fund or Funds within 13 months of the date of the letter. If the investor does not invest the required minimum amount within the 13-month period, all Investment Class shares will be exchanged for the Class D shares of a corresponding investment portfolio of GE Funds, if a corresponding portfolio exists and is operational. Currently, the following Funds have corresponding operational GE Funds portfolios: the Premier Growth Fund, the U.S. Equity Fund, the International Fund, the Value Fund, the Strategic Fund, the Mid-Cap Fund, the Income Fund and the Money Market Fund. If there is no corresponding fund in GE Funds at the time an investor's shares would otherwise be exchanged, then the shares actually purchased will be involuntarily redeemed and the proceeds sent to the investor at the address of record. Redemption fees are charged in connection with such exchanges and redemptions.

How to Open an Account

You must establish an account before you purchase shares, and may do so either by submitting an account application to the Trust or through an Authorized Firm (defined below). You may obtain an account application by telephoning the Trust at 1-800-[______] or by writing to the Trust at:

                           GE Institutional Funds
                           P.O. Box 120065
                           Stamford, CT 06912-0065

For overnight package delivery:

                           GE Institutional Funds
                           c/o National Financial Data Services Inc.
                           [_________________________]
                           Kansas, MO [_____]



To open an account, complete and sign an application and furnish your taxpayer identification number to the Trust. You also must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service ("IRS").

How to Buy Shares

After the Trust has received a completed account application in proper form at the address set forth above, you may purchase Fund shares from the Distributor or through brokers, dealers, financial institutions or investment advisers which have entered into sales agreements with the Distributor ("Authorized Firms").

You may purchase shares through an Authorized Firm with the assistance of a sales representative (a "Sales Representative") with that Authorized Firm. The Authorized Firm will be responsible for transmitting your order promptly to State Street, the Trust's custodian and transfer agent. Contact your Sales Representative for further instructions. Purchases through a Sales Representative with an Authorized Firm will be effected in accordance with a completed order at the Fund's net asset value next determined after receipt.

You also may purchase shares of a Fund by wiring Federal funds to: State Street Bank and Trust Company (ABA # [_______________________]) For: [Name of Fund] Account of: [Investor's name, address and account number]. If a wire is received by the close of regular trading on the NYSE on a Business Day, the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund's net asset value per share is next determined.

Payment for orders that are not accepted will be returned to the you promptly. Your financial institution may charge a fee for wiring your account.

Purchases In-Kind

The Trust may, in its sole discretion, require that proposed investments of $5 million or more in each of the Emerging Markets or International Funds, or $10 million or more in each of the other non-money market Funds, be made in-kind. This requirement is intended minimize the effect of transaction costs on existing shareholders of a Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, domestic or foreign, may be borne by a proposed investor in shares of the Fund. Under these circumstances, the Trust would inform the investor of the securities and amounts that are acceptable to the Trust. The securities would then be accepted by the Trust at their then market value in return for shares in the Fund of an equal value.

Purchase Premiums

If cash is used to purchase shares in amounts over $5 million for each of the Emerging Markets and International Funds, and over $10 million for each of the other non-money market Funds, the cash amount paid may be reduced by the appropriate purchase premium. The Trust, from time to time, will establish the purchase premium to be paid by a particular Fund. As with in-kind purchases discussed above, purchase premiums paid to the Trust are intended to cover brokerage and other costs associated with putting an investment to work in the relevant markets. The Trust may waive or reduce the purchase premium if GEIM determines that because of offsetting transactions or redemptions, the cash purchase results in minimum brokerage and/or other transactions costs. For purposes of calculating purchase premiums, the Trust will look to underlying participants in a DC Plan and assess such purchase premiums only where an individual participant in such DC Plan redeems in excess of $10 million or $5 million, as applicable.

Both the Investment Class shares and the Service Class shares have the same purchase premium, which is assessed on the entire amount purchased. The premium currently in effect for each Fund is as follows:



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               Premier Growth Fund                     .25%

               U.S. Equity Fund                        .25%

               International Equity Fund               .65%

               Value Equity Fund                       .25%

               Strategic Investment Fund               .20%

               Fixed Income Fund                       .10%

               Mid-Cap Growth Fund                     .40%

               Emerging Markets Fund                  1.25%

               S&P 500 Index Fund                      .25%



REDEMPTION OF SHARES

On any Business Day, you may redeem all or a portion of your shares. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that Business Day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value as next determined. The Trust normally transmits redemption proceeds within seven days after receipt of a redemption request. Redemption fees (discussed below) may be imposed on cash transactions.

If you hold more than one class of shares, you must specify which class of shares you are redeeming. Your redemption request might be delayed if you do not specify the appropriate class of shares or if you own fewer shares than specified in your redemption request.

Redemptions through an Authorized Firm

If you purchase shares through a Sales Representative, you may redeem your shares in accordance with your Sales Representative's instructions. If State Street's books reflect that you, and not your Sales Representative, is the shareholder of record on your accounts, you also may redeem by mail or by wire, as described below. Your Authorized Firm is responsible for transmitting a redemption order (and crediting you with any redemption proceeds) on a timely basis.

Redemption by Mail

If you are the shareholder of record on the books of State Street, you may redeem shares by mail by a written redemption request that (1) states the class and the number of shares or the specific dollar amount to be redeemed, (2) identifies the Fund or Funds from which the number or dollar amount is to be redeemed, (3) identifies your account number and (4) is signed on your behalf by an authorized person exactly as the shares are registered. Send the request to the Trust at the appropriate address listed above under "How to Open an Account."

Signature Guarantees

To protect your account, the Trust and the Distributor from fraud, signature guarantees are required to enable the Trust to verify the identity of the person authorizing a redemption from your account. Signature guarantees will be required for redemptions over $25,000 and requests that redemption proceeds be
(1) mailed to an address other than the address of record, (2) paid to other than the shareholder, (3) wired to a bank other than the bank of record, or (4) mailed to an address that has been changed within 30 days of the redemption request. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union,

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


national securities exchange or registered association, clearing agency or savings association. The Trust may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Trust receives all documents typically required to assure the safety of a particular account. The Trust may waive the signature guarantee on a redemption of $25,000 or less if it is able to verify the signatures of all registered owners from its accounts.

Involuntary Exchanges or Redemptions

If the value of your investment in the Funds falls below the minimum requirements discussed above because of redemptions (and not market fluctuations) for more than [30] days, the Trust will involuntarily exchange your Investment Class shares for the Class D shares of a corresponding investment portfolio of GE Funds if such a corresponding portfolio exists and is operational. If no such GE Funds portfolio exists and is operational, the Trust will involuntarily redeem your account. The Trust will effect such exchange or involuntary redemption [30] days after the Trust has sent you written notice, unless you increase your account to the required minimum within that [30]-day period. More specifically, if you have $100 million or more invested in funds advised by GEIM, then your shares may be exchanged or redeemed, as applicable, if your investment in the Trust falls below $35 million for the requisite [30]-day period, and if have invested less than $100 million in funds advised by GEIM, your shares in a Fund may be redeemed or exchanged, as applicable, if your investment in that Fund falls below $35 million for that period. Redemption fees are charged in connection with such involuntary exchanges and redemptions. Proceeds of any such redemption will be mailed to you, reduced by the amount of the redemption fee.

Distributions in-Kind

If the Trust's Board of Trustees determines that it would be detrimental to the best interests of a Fund's shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in-kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in-kind will be deemed by GEIM to be readily marketable. Shareholders receiving distributions in-kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities. A redemption fee will not be charged on distributions in-kind.

Redemption Fees

The Trust will assess a redemption fee for cash redemptions in amounts over $5 million for each of the Emerging Markets and International Funds, and over $10 million for each of the other non-money market Funds. The proceeds from shares redeemed will be reduced in an amount equal to such redemption fee. The Trust will establish redemption fees from time to time, and like purchase premiums and in-kind redemptions and purchases, such fees paid to the Trust are intended to allocate brokerage and other costs to the appropriate investor. The Trust may waive or reduce the redemption fee if GEIM determines that because of offsetting transactions or subscriptions the cash redemption results in minimum brokerage and/or other transactions costs. For purposes of calculating redemption fees, the Trust will look to underlying participants in a DC Plan and assess such redemption fees only where an individual participant in such DC Plan redeems in excess of $10 million or $5 million, as applicable.

Both the Investment Class shares and the Service Class shares have the same redemption fee. The redemption fee is assessed on the entire amount of shares being redeemed, and the fee currently in effect for each Fund is as follows:

              Premier Growth Fund                .25%

              U.S. Equity Fund                   .25%

              International Equity Fund          .65%

              Value Equity Fund                  .25%

              Strategic Investment Fund          .20%

              Fixed Income Fund                  .10%



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



              Mid-Cap Growth Fund                .40%

              Emerging Markets Fund             1.25%

              S&P 500 Index Fund                 .25%

EXCHANGES

You may exchange Investment Class shares of a Fund for Investment Class of another Fund or Service Class shares of the same or another Fund. You also may exchange Investment Class shares for Class A shares or Class D shares of corresponding funds of GE Funds. Such exchanges are permitted provided the shares of the investment portfolio may legally be sold in your state of residence. You will be required to pay redemption fees and, if applicable, purchase premiums in connection with exchanges between Funds or between a Fund and a portfolio of the GE Funds.

If an investor in a Fund directs that shares in that Fund be exchanged for shares of the Funds or of GE Funds, such exchanges will be treated as redemptions from the current Fund and purchases into the new Fund, or fund of GE Funds for purposes of the purchase premiums and redemption fees discussed above. For example, if an investor exchanges $10 million or $5 million or more, as applicable, between Funds or between a Fund and a GE Funds portfolio, the investor will pay purchase premiums, if applicable, and redemption fees with respect to the exchanged shares. GE Funds does not assess purchase premiums.

The Trust may waive or reduce these exchange related transaction fees if GEIM determines that because of offsetting transactions or redemptions result actual brokerage or other transaction costs are minimal. For purposes of calculating the purchase premiums and redemption fees to be charged in connection with an exchange, the Trust will look to underlying participants in a DC Plan and assess such premiums and fees only where an individual participant in such DC Plan exchanges amounts in excess of $10 million or $5 million, as applicable.

In addition, the Trust may, upon 60 days prior written notice to a Fund's shareholders, terminate the exchange privilege or assess a $5 exchange fee for exchanges involving the Money Market Fund or amounts of less than $5 million in the case of the Emerging Markets and International Funds and $10 million in the case of the non-money market Funds. An exchange of shares is treated for Federal income tax purposes as a redemption (that is, a sale) of shares given in exchange by you, and therefore you may experience a loss in connection with the exchange. You may exchange shares by writing the Trust at the appropriate address listed above under "How to Open an Account."

NET ASSET VALUE

A Fund's net asset value per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time) on each day the NYSE is open by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. The NYSE is currently open each day, Monday through Friday, except on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

In general, a Fund's investments will be valued at market value or, in the absence of market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. All portfolio securities held by the Money Market Fund, and any short-term investments of the other Funds that mature in 60 days or less, will be valued on the basis of amortized cost, if the Board of Trustees determines that amortized cost represents fair value. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment. The Trust will seek to maintain the Money Market Fund's net asset value at $1.00 per share for purposes of purchases and redemptions, although no assurance can be given that the Trust will be able to do so on a continuous basis.

A security that is primarily traded on a domestic or foreign securities exchange will be valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. An option that is written or purchased by a Fund generally will be valued at the mean between the last asked and bid prices. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement

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

price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

A security that is primarily traded on a foreign exchange generally will be valued at its preceding closing value on that exchange, except that the Board of Trustees may determine to consider other factors an event occurring subsequent to the closing of the foreign exchange will impact on fair value. Trading in foreign markets may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

All assets and liabilities of a Fund initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the Board's valuation policies, GEIM may consult with an independent pricing service or services, retained by the Trust. Further information regarding the Trust's valuation policies is contained in the Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends and capital gain distributions paid to you will be automatically reinvested in shares of the same class unless you instruct the Trust, in writing, to pay all dividends and distributions in cash. However, if a check that is mailed to you is returned to the Trust as undeliverable, your dividends will be reinvested until you notify the Trust in writing of your correct address and request in writing that your election to receive dividends and other distributions in cash be reinstated. There is no purchase premium charged with respect to reinvested dividends. A redemption fee will be assessed with respect to all dividends and distributions in cash that meet the applicable $5 million or $10 million threshold discussed above under "Redemption of Shares -- Redemption Fees."

Dividends attributable to the Income Fund and the Money Market Fund are declared daily and paid monthly. Dividends attributable to the net investment income of each of the other Funds are declared and paid annually. If you redeem all of your shares that you may own in the Income Fund or the Money Market Fund at any time during a month, your dividends (if any) will be paid to you along with the proceeds of your redemption.

The Trust will send you written confirmations relating to the automatic reinvestment of daily dividends within five days following the end of each quarter for the Income Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. Earnings of the Income Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service fees applicable to the Service Class shares, dividends and distributions will be higher for the Investment Class shares. See "Fee Table" and "Purchase of Shares."

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund's shareholders, the Trust will declare and pay dividends and distributions more frequently than stated above.

Taxes

The following discussion may not be relevant to tax-deferred retirement accounts or other tax exempt investors, and is not a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax advisor regarding the application of Federal, state, local and foreign tax laws to your specific tax situation.

Taxes on the Fund. The Trust intends that each Fund qualify as a separate regulated investment company under the Code. As a regulated investment company, each Fund should not be subject to federal income tax or federal excise taxes if substantially all of its net investment income and net realized capital gains are distributed within allowable time limits, as provided under the Code. It is important that the Funds meet these time limits and the requirements for qualifying as regulated investment companies under the Code so that any earnings on your investment will not be taxed twice.


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



Net investment income or capital gains earned by a Fund from investing in foreign securities may be subject to foreign income taxes withheld at the source. The Trust intends that the Funds operate in a manner that they qualify for foreign tax rates that have been reduced under tax treaties with the United States. Provided certain requirements are met under the Code, a Fund may elect to treat foreign income taxes paid by that Fund as passed through to shareholders as a foreign tax credit. The Trust anticipates that each of the International Fund and the Emerging Markets Fund will seek to qualify for and make this election in most, but not necessarily all, of its taxable years. The Trust will report to shareholders any amount per share that must be included in gross income and that may be available as a credit or a deduction. You may not claim a deduction for foreign taxes if you do not itemize deductions, and certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Taxes on Distributions to Shareholders. Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are subject to Federal income tax. Dividends from a Fund's net investment income and distributions of the Fund's short-term capital gains will be taxed as ordinary income, and distributions of long-term capital gains will be taxed as long-term capital gains, regardless of how long you have held your shares. As a general rule, any gain or loss when you sell or redeem (including a redemption in-kind) your Fund shares will be a long-term capital gain or loss if you have held your shares for more than one year and a short-term capital gain or loss if you have held your shares for one year or less. Some dividends received in January may be taxable as if they had been paid the previous December.

Dividends and distributions paid by the Income Fund and the Money Market Fund, and distributions of capital gains paid by all the Funds, will not qualify for the Federal dividends-received deduction for corporations. Dividends paid by the Premier Growth Fund, the U.S. Equity Fund, the Mid-Cap Fund, the Strategic Fund, the S&P 500 Index Fund, the International Fund, the Emerging Markets Fund and the Value Fund, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividends-received deduction for corporations. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Obligations as income that is exempt from state and local income taxes.

Statements regarding the tax status of income dividends and capital gains distributions will be mailed to you on or before January 31st of each year.


CUSTODIAN AND TRANSFER AGENT

State Street, located at 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's custodian and transfer agent, and is responsible for receiving acceptance orders for the purchase of shares and processing redemption requests.


DISTRIBUTOR

GE Investment Services Inc., located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut, 06904-7900, serves as distributor of the Funds' shares. The Distributor, a wholly-owned subsidiary of GEIM, also serves as Distributor for the Elfun Funds and GE Funds. GEIM or its affiliates, at their own expense, may allocate portions of their revenues or other resources to assist the Distributor in distributing shares of the Funds, by providing additional promotional incentives to dealers. In some instances, these incentives may be limited to certain dealers who have sold or may sell significant numbers of shares of the Funds. The Distributor routinely offers dealers in Fund shares the opportunity to participate in contests for which prizes include tickets to theater and sporting events, dining, travel to meetings and conferences held in locations remote from their offices and other items.


ADDITIONAL MATTERS

The Trust was formed as a business trust under the laws of Delaware pursuant to a Certificate of Trust on May 23, 1997. The Trust's Declaration of Trust dated , 1997, as amended from time to time (the "Declaration") authorizes the Trust's Board of Trustees to create separate series, and within each series separate Classes, of an unlimited number of shares of beneficial interest, par value [$.001] per share. As of ________________, 1997, [two retirement plans for which Montgomery Ward & Co., Incorporated serves as plan sponsor and one for which Penske Truck Leasing Co. serves as sponsor] owned [__%], [___%] and [__%], respectively of the shares of the Trust, and therefore each such plan may be deemed to control the Trust.


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



As issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each of the Investment Class and the Service Class represents an identical interest in a Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) the expenses allocable exclusively to each Class; and (4) voting rights on matters exclusively affecting a single Class. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the Trust's Board of Trustees deems the change necessary.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of each Fund vote by individual Fund on all matters except (1) a matter affecting the interests of one or more of the Funds, in which case only shares of the affected Funds would be entitled to vote, (2) a matter affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote, or (3) when the 1940 Act requires that shares of the Funds be voted in the aggregate.

Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 30% of the Trust's outstanding shares.

Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

The Trust only recently commenced operations and therefore has not yet generated semi-annual and audited annual reports. Once semi-annual and audited annual reports become available, the Trust will send you a copy of each report, each of which includes a list of the investment securities held by each Fund in which you have invested. Only one report each will be mailed to your address. You may request additional copies of any report by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address set forth on the front cover page of the Prospectus.


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                                    APPENDIX

        FURTHER INFORMATION: CERTAIN INVESTMENT TECHNIQUES AND STRATEGIES

The Funds may engage in a number of investment techniques and strategies, including those described below. No Fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. No assurance can be given that the use of any practice will have its intended result or that the use of any practice is, or will be, available to any Fund.

Strategies Available to All Funds

When-Issued and Delayed-Delivery Securities. The Funds may purchase when-issued or delayed delivery securities, which means that delivery of and payment for the securities will take place at a future time, i.e., beyond normal settlement. The Funds purchase such securities to secure advantageous prices or yields, and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis, meaning that issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

The Funds do not earn interest or accrue income on when-issued or delayed-delivery securities until settlement and bear the risk of market fluctuation between the purchase and settlement dates. At the time of settlement, a when-issued or delayed-delivery security may be valued at less than its purchase price. In order to avoid the leveraging effect that may occur with when-issued or delayed- delivery commitments, the Funds will maintain with State Street, or with a designated sub-custodian, a separate account with a segregated portfolio containing cash or other liquid assets in an amount equal to the amount of such commitments.

Lending Portfolio Securities. Each Fund may lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. Such loans may not exceed 30% of the Fund's assets, and must be collateralized by cash, letters of credit or U.S. Government Obligations. Cash or instruments collateralizing a Fund's loans of securities will be segregated and maintained at all times with State Street, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. A Fund that lends portfolio securities will be subject to the risk of loss of rights in the collateral if the borrower fails financially.

Investments In Other Investment Companies. Each Fund may purchase securities of other investment companies, provided that those other companies' investments are consistent with the Fund's investment objective and policies and are permissible under the 1940 Act. Pursuant to the 1940 Act each Fund: (i) may invest a maximum of 10% of its total assets in the securities of other investment companies; (ii) may not invest more than 5% of its total assets in any one investment company; and (iii) may not own more than 3% of the securities of any one investment company. The non-money market Funds' investments in the Investment Fund are not considered investment in another investment company for purposes of this paragraph and the restrictions just described. To the extent a Fund invests in another investment company, the Fund's shareholders will incur certain duplicative fees and expenses, including two levels of investment advisory fees.

Strategies Available to Some But Not All Funds

Depositary Receipts. Each non-money market Fund, may invest in American Depositary Receipts, or "ADRs," European Depositary Receipts, or "EDRs" (sometimes referred to as Continental Depositary Receipts, or "CDRs") and Global Depositary Receipts, or "GDRs." Depositary receipts evidence an ownership interest in securities of foreign corporations that are held on deposit with a financial institution. ADRs are U.S. dollar-denominated receipts that represent interests in shares of a foreign-based corporation held on deposit in a U.S. bank or trust company. ADRs are traded on exchanges or over-the-counter in the United States. EDRs represent interests in foreign or domestic securities held in trust in a foreign bank, and are traded in European markets. EDRs may not necessarily be denominated in the same currency as the securities they represent. GDRs are receipts for shares in a foreign or domestic corporations that are traded in capital markets around the world. While ADRs are intended to permit foreign corporations to offer shares to Americans, and EDRs are designed for use in European markets, GDRs allow companies to offer shares in many markets. A Fund may purchase ADRs from institutions that are not sponsored by the issuer of the underlying foreign securities, in which case the Fund may not receive as much information about the ADRs that it would have received if had purchased them from a sponsored depository.

WEBs and Other Index-related Securities. Each of the Emerging Markets Fund, the International Fund and the Strategic Fund may invest in shares in a particular series issued by Foreign Fund, Inc., an investment company whose shares also are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Fund also may invest in shares in a particular series issued by CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. Each of the U.S. Equity Fund, Premier Growth Fund, Value Fund and Strategic Fund may invest in Standard & Poor's Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

Supra-national Agencies. The Income Fund, the Strategic Fund and the Money Market Fund each may invest up to 10% of its assets in securities of supra-national agencies, which are agencies whose members make capital contributions to support agency activities. Such agencies include the World Bank, the European Coal and Steel Community, and the Asian Development Bank. Securities of supra-national agencies are not considered U.S. Government Obligations and are not supported, directly or indirectly, by the U.S. Government.

Municipal Leases. The Strategic Fund may invest in municipal leases, which may take the form of a lease or an installment purchase or a conditional sales contract to acquire equipment and facilities. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. The Fund may hold municipal leases that are rated investment grade (or its issuer's senior debt is rated investment grade) and unrated, if GEIM (subject to oversight and approval by the Board of Trustees) deems such unrated leases to be of comparable quality to rated issues. Risks and special considerations applicable to certain investment grade obligations are described above under "Risk Factors and Special Considerations - Certain Investment Grade Obligations." Municipal leases will be considered illiquid securities unless the Trust's Board of Trustees determines on an ongoing basis that the leases are readily marketable.

Municipal leases have special risks. They represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Some municipal leases contain "non-appropriation" clauses, which means that the governmental issuer is under no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on a yearly or other periodic basis. Moreover, although a municipal lease will be secured by financed equipment or facilities, disposing of such collateral might prove difficult in the event of foreclosure. To limit these risks, the Fund will invest no more than 5% of its total assets in municipal leases. In addition, the Fund will purchase leases with non- appropriation clauses only when the lease payments will commence amortization of principal at an early date, so that the leases will have an average life of five years or less.

Floating and Variable Rate Instruments. The Strategic Fund, the Income Fund and the Money Market Fund each may invest in floating and variable rate instruments (collectively, "adjustable rate securities"), which are securities with floating or variable rates of interest or dividend payments. The floating or variable rate is adjusted periodically according to a specified formula, which may be determined by reference to a market interest rate or a some interest rate index, or determined through an auction or re-marketing process. The variable and floating rates of interest permit these Funds to take advantage of increases in interest rates, and therefore these securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime reset limits (or "caps"), which means that the interest rate does not increase beyond a certain level. If interest rates exceed these levels, the values of certain capped adjustable rate securities will fall. In addition, fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates. Moreover, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The Strategic Fund and the Income Fund may invest in adjustable rate securities that have interest rates that vary inversely with changes in market rates of interest. Such securities also may pay a rate of interest determined by applying a multiple to the variable rate. Increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

The Strategic Fund may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, the Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established by GEIM for the purchase of Municipal Obligations. GEIM, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the Fund's portfolio.

Participation Interests. The Strategic Fund may purchase participation interests in certain Municipal Obligations from financial institutions. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Trust's Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by U.S. Government Obligations. The Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that the Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. The Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. The U.S. Equity Fund, the Strategic Fund and the Income Fund may invest in zero coupon obligations. Zero coupon obligations pay no interest to their holders prior to maturity. Instead, the interest accrues (or builds up) and is paid in a lump sum at maturity. Investors purchase zero coupon obligations at a deep discount, or prices far lower than par value. Because zero coupon securities bear no interest, they are more volatile than other fixed-income securities. When interest rates rise, their values fall more rapidly then securities paying interest on a current basis. Conversely, when interest rates fall, the values of zero coupon bonds rise more rapidly then securities paying interest on a current basis, because the zeros have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.

Even though the Funds receive no payments on its zero coupon securities prior to maturity or disposition, for federal income tax purposes they must distribute income to shareholders as if payments had actually been made. Each Fund must pay these dividends to shareholders from its cash assets, from borrowing or by liquidating portfolio securities. The Fund may have to liquidate portfolio securities at an inopportune time, such as when securities are thinly traded, and therefore would sell securities at lower prices. Moreover, to the extent that portfolio assets must be used to pay distributions, the Fund would lose the opportunity to use those assets to purchase additional income-producing securities, and therefore current income may be reduced.

The Strategic Fund may invest up to 10% of its assets in zero coupon Municipal Obligations, which are generally divided into two categories: "Pure Zero Obligations," which pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.

Municipal Obligation Components. The Strategic Fund may invest in Municipal Obligations the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. The Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases.

Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Custody Receipts. The Strategic Fund may acquire custody receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. Similar to depositary receipts, the actual Municipal Obligations are held in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custody receipt, the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank its rights against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

Mortgage Related Securities. The mortgage related securities in which the Strategic Fund and the Income Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Several risks are associated with mortgage related securities. The monthly cash inflow from the underlying loans may be insufficient to meet the monthly payment requirements of the mortgage related security. Early returns of principal (such as from prepayments or foreclosures) will shorten the term of the underlying mortgage pool for a mortgage related security and will affect the average life of the mortgage related securities the Funds continue to hold. Factors affecting the occurrence of mortgage prepayments include the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions. When interest rates fall, prepayments tend to increase, and when they rise, prepayments tend to decrease.

Because prepayments of principal generally occur when interest rates are declining, the Funds will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity. To the extent that a Fund purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgages, or "ARMs" have interest rates that reset at periodic intervals. The Funds may invest in ARMs that have maximum annual or lifetime caps. ARMs have the advantages and risks associated with variable and floating rate securities (including capped adjustable rate securities) discussed above.

Collateralized mortgage obligations, or "CMOs" are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Strategic Fund and the Income Fund invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

To the extent GEIM determines any mortgage related securities are not readily marketable, each of the Funds would limit its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

Government Stripped Mortgage Related Securities. The Strategic Fund and the Income Fund each may invest in government stripped mortgage related securities (i.e., the issuer has stripped the security into its interest and principal components) issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. A Fund will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEIM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of a Fund's securities.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in the Strategic Fund or the Income Fund not fully recovering its initial investment in an interest-only government stripped mortgage related security.

Under current market conditions, the Funds expect to invest in interest-only government stripped mortgage related securities. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. The Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition, but there can be no assurance that either Fund will be able to effect a trade of such a security at a desired time. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Trust's Board of Trustees, the Trust treats government stripped mortgage related securities as illiquid and will limit each of the Strategic Fund's and the Income Fund's investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. The Strategic Fund and the Income Fund each may invest in asset-backed and receivable-backed securities. These instruments are secured by and payable from pools of assets, including credit card receivables and pools of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. A Fund's return on an asset- or receivable-backed security may be adversely affected by early prepayment of underlying sales contracts. In periods of falling interest rates, there is a general tendency for prepayments to increase, shortening the average maturity of an asset- or receivable- backed security making it difficult to lock in higher interest rates. If a creditor defaults on an underlying sales contract, asset- or receivable-backed securities might be adversely affected if the full amount receivable on such contract cannot be realized.

Mortgage Dollar Rolls. The Strategic Fund and the Income Fund each may use up to 25% of its total assets to enter into mortgage "dollar rolls." A mortgage dollar roll transaction requires a Fund to sell a security and simultaneously contract with purchaser buy similar, but not identical, securities at some future date. The Fund loses the right to principal and interest payments on the securities sold. The Fund benefits from a dollar roll to the extent that (i) the price at which the Fund sells the security exceeds the price at which it buys (i.e., the "drop" price) similar securities in the future, and (ii) the Fund earns interest on the cash proceeds from the sale. However, these gains are offset by foregone interest income and capital appreciation on the securities sold. Therefore a Fund's overall gains from mortgage dollar roll transactions depend upon GEIM's ability to predict correctly mortgage prepayments and interest rates. To the extent that GEIM incorrectly analyzes these factors, the Fund's investment performance may be diminished compared to what it would have been without the use of mortgage dollar rolls.

Short Sales Against the Box. The International Fund, the Value Fund, the Mid-Cap Fund and the Emerging Markets Fund may sell securities "short against the box." A short sale "against the box" means that at all times when the short position is open, the Fund owns at least an equal amount of the securities, or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

            GE INSTITUTIONAL FUNDS

     o    Premier Growth Equity Fund

     o    U.S. Equity Fund

     o    International Equity Fund

     o    Value Equity Fund

     o    Strategic Investment Fund

     o    Income Fund

     o    Money Market Fund

     o    Mid-Cap Growth Fund

     o    Emerging Markets Fund

     o    S&P 500 Index Fund



 For information contact you investment professional or call 1-800-[___________]


                  Statement of Additional Information ("SAI")


The SAI contains more detailed information about the Funds and the Trust. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this Prospectus).


We will forward a free copy of the SAI upon request. To request the SAI, please write or call:

          GE Investment Management Incorporated
          3003 Summer Street
          Stamford, CT 06905

          Telephone: 1-800-[_________________].

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED INTO THIS PROSPECTUS BY REFERENCE IN CONNECTION WITH THE OFFERING OF SHARES OF GE INSTITUTIONAL FUNDS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GE INSTITUTIONAL FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, AN OFFER MAY NOT LAWFULLY BE MADE.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                       STATEMENT OF ADDITIONAL INFORMATION

                           ___________________, 1997


GE INSTITUTIONAL FUNDS

3003 Summer Street, Stamford, Connecticut 06905
For information, call (203) 326-4040

*        Emerging Markets Fund                     *        U.S. Equity Fund
*        International Equity Fund                 *        S&P 500 Index Fund
*        Mid-Cap Growth Fund                       *        Strategic Investment
*        Premier Growth Equity Fund                *        Income Fund
*        Value Equity Fund                         *        Money Market Fund


This Statement of Additional Information supplements the information contained in, and should be read in conjunction with, the current Prospectuses of GE Institutional Funds (the "Trust") each dated _________________, 1997. Copies of the Prospectuses may be obtained without charge by calling the Trust at the telephone number listed above. Information regarding the status of shareholder accounts may be obtained by calling the Trust at 1-800-_______________ for Investment Class shareholders and 1-800-_______________ for Service Class shareholders, or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065. This Statement of Additional Information, although not a prospectus, is incorporated in its entirety by reference into each Prospectus. Terms that are defined in the Prospectuses shall have the same meanings in this Statement of Additional Information.

                                    Contents

                                                                     Page
                                                                     ----

Investment Objectives and Management Policies..........................1
Investment Restrictions...............................................10
Management of the Trust...............................................14
Redemption of Shares..................................................24
Exchanges ............................................................24
Net Asset Value.......................................................24
Dividends, Distributions and Taxes....................................25
The Funds' Performance................................................29
Performance Calculation...............................................29
Principal Stockholders................................................34
Additional Information................................................34
Counsel...............................................................36
Independent Accountants...............................................36
Financial Statements..................................................36
Appendix.............................................................A-1




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                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES


     The Prospectuses dated ________________, 1997 discuss the investment objectives and policies of the following ten managed investment funds currently offered by the Trust: Emerging Markets Fund, International Equity Fund (the "International Fund"), Mid-Cap Growth Fund (the "Mid-Cap Fund"), Premier Growth Equity Fund (the "Premier Growth Fund"), Value Equity Fund (the "Value Fund"), U.S. Equity Fund, Income Fund (the "Income Fund"), S&P 500 Index Fund, Strategic Investment Fund (the "Strategic Fund"), and Money Market Fund. Supplemental information is set out below concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.


Strategies Available to All Funds

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued and delayed-delivery securities transactions involve the purchase of a security with payment and delivery at a future date. When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Presently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Each Fund other than the Money Market Fund (each, a "non-money market Fund") may invest up to 25% of its assets in the GEI Short-Term Investment Fund (the "Investment Fund"), an investment Fund advised by GEIM. The Investment Fund was specifically created to serve as a vehicle for the collective investment of cash balances of the investment portfolios of other management investment companies and accounts advised by either GEIM or its affiliate, General Electric Investment Corporation ("GEIC"). The Investment Fund is not considered an investment in another investment company for purposes of this restriction.

     LENDING PORTFOLIO SECURITIES. If a Fund loans its portfolio securities, it will adhere to the following conditions: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan;



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and (f) voting rights on the loaned  securities may pass to the borrower  except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

     BANK OBLIGATIONS. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to those binding U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

     A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

     RATINGS AS INVESTMENT CRITERIA. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") represent the opinions of those organizations as to the quality of securities that they rate. These ratings are relative, subjective and are not absolute standards of quality. GEIM uses these ratings as initial criteria for the selection of the Funds' portfolio securities and also relies upon its own analysis to evaluate potential investments.

     A Fund may purchase a security that subsequently ceases to be rated or is downgraded to a rating below the minimum required for purchase by the Fund. Although neither event will require a non-money market Fund to sell the security, GEIM will consider the event in its determination of whether the Fund should continue to hold the security. In the event of a lowering of the rating of a security held by the Money Market Fund or a default by the issuer of



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


the security, that Fund will dispose of the security as soon as practicable, unless the Trust's Board of Trustees determines that disposal of the security would not be in the best interests of the Fund. To the extent that an NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Strategies Available to Some But Not All Funds

     SUPRA-NATIONAL AGENCIES. Supra-national agencies include: the International Bank for Reconstruction and Development (commonly referred to as the World
Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Securities of supra-national agencies are not considered U.S. Government Obligations and are not supported, directly or indirectly, by the U.S. Government.

     COVERED OPTION WRITING. The Funds with option-writing authority will write (i.e., sell) only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, U.S. Government Obligations or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Trust's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, U.S. Government Obligations or other liquid assets, having a value at least equal to the exercise price of the underlying securities is segregated with the Trust's custodian or with a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust's custodian or with a designated sub-custodian).

     The principal reason for writing covered call options on a securities portfolio is to attempt to make more money from the receipt of premiums than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. The exercise prices relative to the market is referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. In-the-money options are those where the current market price is above the strike price for calls and below it for puts. At-the-money options are those where the current price and the strike price are the same. Out-of-the-money options are those whose strike price is higher than its current market value in the case of a call, or lower in the case of a put.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEIM expects that the Funds will write options, other than those on U.S. Government Obligations, only on national securities exchanges. Options on U.S. Government Obligations may be written by the Funds in the over-the-counter market.

     A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original



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

option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     STOCK INDEX OPTIONS. Certain Funds may purchase and write put and call options on stock indexes or stock index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Stock index options may be based on a broad or narrow market index or on an industry or market segment.

     The delivery requirements of options on stock indexes differ from options on stock. Unlike a stock option, which contemplates the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the purchaser may allow the option to expire unexercised.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. As a result, successful use by a Fund of options on stock indexes is subject to GEIM's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual stocks.

     FUTURES CONTRACTS. A Fund neither pays nor receives consideration upon trading a futures contract. Upon entering into a futures contract, cash, short-term U.S. Government



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

Obligations or other U.S. dollar-denominated, high-grade, short-term money market instruments, equal to approximately 1% to 10% of the contract amount, will be segregated with the Trust's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. The initial margin is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

     If a Fund has hedged against the possibility of an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus



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



transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

     FORWARD CURRENCY TRANSACTIONS. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

     OPTIONS ON FOREIGN CURRENCIES. Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission (the "SEC"), as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


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

     Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

     MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" as used in the Prospectus and this Statement of Additional Information means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

     Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

     Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

     Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor GEIM can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor GEIM can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments.

     MORTGAGE RELATED SECURITIES. The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

     Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

     Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. GEIM assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

     ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs[sm]") and interests in pools of credit card receivables. CARs[sm] represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs[sm] are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

     An investor's return on CARs[sm] may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, an investor may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted.


                             INVESTMENT RESTRICTIONS

     Investment restrictions numbered 1 through 10 below have been adopted by the Trust as fundamental policies of the Funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 11 through 15 may be changed by a vote of the Board of Trustees at any time.

         1. No Fund may borrow money, except that a Fund may enter into reverse repurchase agreements and may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.

     2. No Fund may lend its assets or money to other  persons,  except  through
(a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes (except that the S&P 500 Index Fund shall not enter into financial futures contracts, or acquire options thereon if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts, would exceed 5% of that Fund's total assets) and (e) entering into variable rate demand notes.

     3. No Fund may purchase securities (other than U.S. Government Obligations) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each non-money market Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in U.S. Government Obligations and (b) up to 25% of the value of the assets of a non-money market Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry unless the securities are backed only by the assets and revenues of non-governmental issuers. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and
(b) all supra-national organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction.

     6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

     8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

     10. No Fund may invest in commodities, except that each non-money market Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

     11. No Fund may invest in companies for the purpose of exercising control or management.

     12. No Fund may purchase securities (other than U.S. Government Obligations) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

     13. No Fund may purchase illiquid securities if more than 15% of the total assets of the Fund (10% of the net assets of the S&P 500 Index Fund) would be invested in illiquid securities; the Money Market Fund will not purchase illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

     14. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities; the S&P 500 Index Fund may not purchase restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), that have been determined to be liquid by the Trust's Board of Trustees based upon the trading markets for the securities. In no event, however, will any Fund's investment in illiquid and non-publicly traded securities, in the aggregate, exceed 15% of its assets. In addition, no Fund may invest more than 50% of its net assets in securities of unseasoned issuers and restricted securities, including for purposes of this restriction, Rule 144A Securities.

     15. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

     The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the state involved or may otherwise modify its commitment based on a change in the state's restrictions. The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction number 5, the Trust may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Portfolio Transactions and Turnover

     Decisions to buy and sell securities for each Fund are made by GEIM, subject to review by the Trust's Board of Trustees. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are fixed. No stated commission will be generally applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     In selecting brokers or dealers to execute securities transactions on behalf of a Fund, GEIM seeks the best overall terms available. In assessing the best overall terms available for any transaction, GEIM considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement between the Trust and GEIM relating to each Fund authorizes GEIM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which GEIM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. The Trust's Board of Trustees periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including U.S. Government Obligations, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEIM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC. GEIM may select broker-dealers who are affiliated with the Trust or GEIM. GEIM will pay brokerage commissions to affiliates only if it believes that such commissions are fair and reasonable.

     The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund's paying high brokerage commissions.


                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The names of the Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years and their other affiliations are shown below. The executive officers of the Trust are employees of organizations that provide services to the Funds. An asterisk appears before the name of each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act.


                                                                        AGE AND PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                       POSITIONS HELD WITH TRUST        DURING PAST FIVE YEARS
----------------                       -------------------------        -------------------------------

*Michael J. Cosgrove+                  Chairman of the Board             Age 47.  Executive Vice President -
3003 Summer Street                     and President                     Mutual Funds of GEIM and GEIC,
Stamford, CT 06905                                                       each a wholly-owned subsidiary of
                                                                         General  Electric Company ("GE") that and
                                                                         each  is   registered  as  an  investment
                                                                         adviser under the Investment Advisers Act
                                                                         of 1940,  as  amended,  since  March 1993
                                                                         (responsibilities     include     general
                                                                         management of all mutual funds managed by
                                                                         GEIM and GEIC) and  Director  of GEIC and
                                                                         Executive  Vice President and Director of
                                                                         GEIM since  1988;  from 1988 until  1993,
                                                                         Mr.  Cosgrove  served as  Executive  Vice
                                                                         President - Finance and Administration of
                                                                         GEIM and GEIC.

*Alan M.  Lewis+                       Trustee and  Executive            Age  51.  Executive  Vice President,
3003 Summer Street                     Vice President                    General  Counsel and Secretary
Stamford, CT 06905                                                       of GEIM since 1988 and
                                                                         of GEIC since October 1987.


15



John R. Constantino++                  Trustee                           Age 51.  Managing Director, Walden
150 East 58th Street                                                     Partners, Ltd., consultants and
New York, NY 10055                                                       investors, since August 1992;
                                                                         President, CMG Acquisition Corp., Inc., a
                                                                         holding   company,   since   1988;   Vice
                                                                         Chairman,  Acoustiguide Holdings, Inc., a
                                                                         holding  company,  since 1989;  President
                                                                         CMG/IKH,  Inc., a holding company,  since
                                                                         1991; Director, Crossland Federal Savings
                                                                         Bank, a financial  institution since [ ];
                                                                         Director,   Brooklyn  Bankcorp,  Inc.,  a
                                                                         financial institution since [ ] Director,
                                                                         IK  Holdings,  Inc.,  a holding  company,
                                                                         since 1991; Director, I. Kleinfeld & Son,
                                                                         Inc., a retailer,  since 1991;  Director,
                                                                         High  Performance  Appliances,   Inc.,  a
                                                                         distributor    of   kitchen    appliances
                                                                         ("HPA"),  since 1991; Director,  HPA Hong
                                                                         Kong, Ltd., a service  subsidiary of HPA,
                                                                         since  1991;   Director,   Lancit   Media
                                                                         Productions,   Ltd.,  a  children's   and
                                                                         family   television  film  and  videotape
                                                                         production company,  since 1995; Partner,
                                                                         Costantino  Melamede-Greenberg Investment
                                                                         Partners,     a    general     investment
                                                                         partnership,  from September 1987 through
                                                                         August 1992.

William J. Lucas++                    Trustee                            Age  50.  Vice  President  and  Treasurer
Fairfield    University                                                  of   Fairfield University  since 1983.
North Benson Road
Fairfield,  CT 06430

Robert  P.  Quinn++                   Trustee                            Age 61.  Retired  since 1983 from
45 Shinnecock Road                                                       Salomon Brothers Inc.; Director,  GP Financial
Quogue,  NY 11959                                                        Corp.,  a holding  company,  since  1994;
                                                                         Director,  The Greenpoint Savings Bank, a
                                                                         financial institution, since 1987.


16



*Jeffrey A. Groh                       Treasurer                         Age 35.  Treasurer and Controller of
3003 Summer Street                                                       GEIM and GEIC since August 1994;
Stamford, CT 06905                                                       from [________] to August 1994, Senior
                                                                         Manager    in     Investment
                                                                         Company  Services  Group and
                                                                         certified public  accountant
                                                                         with Price Waterhouse LLP.

*Matthew J. Simpson                    Secretary                         Age 35.  Vice President, Associate
3003 Summer Street                                                       General Counsel and Assistant
Stamford, CT 06905                                                       Secretary of GEIM and GEIC since
                                                                         October 1992;  attorney with
                                                                         the  law  firm  of  Baker  &
                                                                         McKenzie,   April   1991  to
                                                                         October 1992; prior to April
                                                                         1991,  an attorney  with the
                                                                         law firm of Spengler Carlson
                                                                         Gubar Brodsky & Frischling.



----------

+ Messrs. Cosgrove and Lewis serve as Trustees of three investment companies advised by GEIM and of eight investment companies advised by GEIC. They are considered to be interested persons of each investment company advised by GEIM or GEIC, as defined under Section 2(a)(19) of the 1940 Act, and accordingly, serve as Trustees thereof without compensation.

++ Messrs. Costantino, Lucas and Quinn serve as Trustees of three investment companies advised by GEIM and the compensation is for their services as Trustees of all companies.

No employee of General Electric Company ("GE") or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GEIM, GE Investment Services Inc. (the "Distributor"), GE, or any affiliate of those companies, receives an annual fee of $10,000 for services as Trustee. In addition, each Trustee receives $500 for each meeting of the Trust's Board of Trustees attended by the Trustee and is reimbursed for expenses incurred in connection with attendance at Board meetings.

                               COMPENSATION TABLE*


NAME OF TRUSTEE           TOTAL COMPENSATION FROM     TOTAL COMPENSATION FOR ALL
                                 THE TRUST               INVESTMENT COMPANIES
                                                          MANAGED BY GEIM OR
                                                                 GEIC
--------------------------------------------------------------------------------
Michael J. Cosgrove                 None                         None
Alan M. Lewis                       None                         None
John R. Costantino                 [TBD]                        [TBD]
William J. Lucas                   [TBD]                        [TBD]
Robert P. Quinn                    [TBD]                        [TBD]

* The Trust has not yet completed a full fiscal year since its organization. The amounts shown are estimates of future payments that will be received by the Trustees for the fiscal year ended [_______, 1998]. The Trustees will not receive any pension or retirement benefits accrued as part of Fund expenses.

Investment Adviser and Administrator

     GEIM serves as the Trust's investment adviser and administrator. GEIM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is located at 3003 Summer Street, Stamford, Connecticut 06905. GEIM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GEIM currently provides advisory services with respect to [__] other mutual funds and a number of other private institutional accounts. The professionals responsible for the investment operations of GEIM serve in similar capacities with respect to GEIC, a sister company of GEIM wholly owned by GE, which provides investment advisory services with respect to GE's pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE's 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Long Term Interest Fund. The investment professionals at GEIM and GEIC and their predecessors have managed GE's pension assets since 1927. As of _________________________, 1997 GEIM and GEIC managed assets in excess of $[___]
billion, including roughly $[___] billion in mutual fund assets.

GEIM Investment Advisory and Administration Agreement

     The duties and responsibilities of GEIM are specified in an investment advisory and administration agreement (the "Advisory Agreement") between GEIM and the Trust on behalf of the Funds. Under the Advisory Agreement, GEIM provides a continuous investment program for each Fund's assets, including investment research and management. GEIM determines what investments are purchased, retained or sold by the Funds and places purchase and sale orders for the Funds' investments. GEIM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEIM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEIM, as administrator, also: (1) maintains the books and records of each Fund; (2) prepares reports to shareholders of each Fund; (3) prepares and files tax returns for each Fund; (4) assists with the preparation and filing of reports and the Trust's registration statement with the SEC; (5) provides appropriate officers for the Trust; (6) provides administrative support necessary for the Board of Trustees to conduct meetings; and (7) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

     GEIM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under the Advisory Agreement. The Advisory Agreement obligates GEIM to provide services in accordance with each Fund's investment objective and policies as stated in the Trust's current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting each Fund, including furnishing the Trust with whatever information and reports the Board of Trustees reasonably requests.


     GEIM bears all expenses in connection with the performance of its services as each Fund's investment adviser and administrator. The advisory and administration fee charged to each Fund is intended to be a "unitary fee." This advisory and administration fee compensates GEIM for its advisory and administration services, and covers any other fees and expenses in excess of advisory and administration fees that are not borne by the Funds. The expenses borne by the Funds include: investment advisory and administration fees; fees paid to members of the Trust's Board of Trustees who are not affiliated with GEIM or any of its affiliates; fees for necessary brokerage services; and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


     [Under the Advisory Agreement, GEIM has agreed that, if in any fiscal year of a Fund, the aggregate expenses of a Fund (including management fees, but excluding interest, taxes, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Trust, GEIM will reimburse the Trust up to the amount of the Fund's investment advisory and administration fee. As of the date of this Statement of Additional Information, the most restrictive state expense limitation applicable to the Funds requires reimbursement of expenses in any year that a Fund's expenses, subject to the limitation, exceed 2-1/2% of the first $30 million of the average daily value of the Fund's net assets, 2% of the next $70 million of the average daily value of the Fund's net assets and 1-1/2% of the remaining average daily value of the Fund's net assets.]

     The Advisory Agreement permits GEIM, subject to the approval of the Board of Trustees and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEIM'S responsibilities under the Advisory Agreement. In this event, GEIM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement.

     The Advisory Agreement provides that GEIM may render similar advisory and administrative services to other clients so long as the services that it provides under the Agreement are not impaired thereby. The Advisory Agreement also provides that GEIM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEIM'S services pursuant to the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

     The Advisory Agreement was approved by the Board of Trustees (including a majority of Trustees who are not parties to such Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on _________________, 1997. The Advisory Agreement is effective _________________, 1997 and continues in effect for an initial term ending
_________________, 1999, and will continue from year to year thereafter, subject to approval annually by (a) the Board of Trustees or a vote of a majority of the outstanding shares of the Trust, and (b) the vote of a majority of the independent Trustees, cast in person at meeting called for the purpose of voting on such approval.

     The Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GEIM upon no more than sixty days nor less than thirty days written notice to the other or by the Board of Trustees with respect to a class of a Fund by a vote of a majority of the outstanding shares of the class of stock representing an interest in that Fund.


GEIM Investment Advisory Fees

     For its services to each Fund of the Trust, GEIM receives a monthly advisory and administrative fee. The fee is deducted daily from the assets of each of the Funds and paid to GEIM monthly. The advisory and administration fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or "breakpoint." The advisory and administration fee or fees for each Fund. The fees payable to GEIM are based on the average daily net assets of each Fund at the following rates:

                                                                  Annual Rate
Name of Fund                Average Daily Net Assets of Fund      Percentage (%)
------------                --------------------------------      --------------

Premier Growth Fund         First $25 million                     .55
U.S. Equity Fund            Next $25 million                      .45
Value Fund                  Over $50 million                      .35
Mid-Cap Fund
Strategic Fund

--------------------------------------------------------------------------------

Income Fund                 First $25 million                     .35
                            Next $25 million                      .30
                            Next $50 million                      .25
                            Over $100 million                     .20

--------------------------------------------------------------------------------

Emerging Markets Fund       First $50 million                    1.05
                            Over $50 million                      .95

--------------------------------------------------------------------------------

International Fund          First $25 million                     .75
                            Next $50 million                      .65
                            Over $75 million                      .55

--------------------------------------------------------------------------------

Money Market Fund           First $25 million                     .25
                            Next $25 million                      .20
                            Next $50 million                      .15
                            Over $100 million                     .10

--------------------------------------------------------------------------------

S&P 500 Index Fund          All assets                            .15

--------------------------------------------------------------------------------


From time to time, GEIM may waive or reimburse advisory or administrative fees paid by a Fund.

The Advisory Agreement does not contain any provisions prescribing limits on the operating expenses of the Trust or any Fund.

Investment Sub-Adviser

     GEIM has retained State Street Global Advisors ("SSGA"), a division of State Street Bank and Trust Company ("State Street"), as investment sub-adviser to the S&P 500 Index Fund. SSGA and State Street are located at Two International Place, Boston, Massachusetts 02110. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street with over $292 billion under management as of December 31, 1996, provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Montreal, Luxembourg, Melbourne, Paris, Dubai, Munich and Brussels.

Investment Sub-Advisory Agreement

     SSGA is the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEIM dated _________________, 1997 (the Sub-Advisory Agreement). The Sub-Advisory Agreement was approved by the Board of Trustees, including a majority of the independent Trustees, at a meeting held for that purpose on _________________, 1997 and by the Fund's sole shareholder on _________________, 1997.

     The Sub-Advisory Agreement is not assignable and may be terminated without penalty by either SSGA or GEIM upon sixty days written notice to the other or by the Board of Trustees or with respect to a class of a Fund by the vote of a majority of the outstanding shares of the class of stock representing an interest in that Fund. The Agreement provides that SSGA may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. The Sub-Advisory Agreement also provides that SSGA shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with SSGA's services pursuant to the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

GEIM Investment Sub-Advisory Fee

     For SSGA's services, GEIM pays SSGA monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GEIM monthly and is a percentage of the average daily net assets of the Fund at the annual rate of _______%.

Securities Activities of GEIM and SSGA

     Securities held by the Funds also may be held by other funds or separate accounts for which GEIM or its affiliate, GEIC acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEIM or GEIC for one or more of their clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEIM or GEIC arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEIM or GEIC during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     On occasions when GEIM (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEIM in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size or the position obtainable for a Fund. [Likewise, SSGA may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or in order to obtain favorable execution and low brokerage commissions. Like GEIM, SSGA allocates the securities purchased or sold, as well as the expenses incurred in the transaction, in the manner that it considers to be most equitable and consistent with its fiduciary obligation to the Trust and to such other funds or accounts.]

Shareholder Servicing and Distribution Plan

     The Trust's Board of Trustees adopted a Shareholder Servicing and Distribution Plan with respect to the Trust's Service Class shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Trust pays GEIM, with respect to the Service Class shares of each Fund, an annual fee of .25% of the value of the average daily net assets attributed to such Service Class shares. The shareholder servicing and distribution fee is intended to (i) enable GEIM to compensate other persons ("Service Providers") for providing ongoing servicing and/or maintenance of the accounts of Service Class shareholders of a Fund, and (ii) compensate GEIM, or enable GEIM to compensate Service Providers (including any distributor of Service Class shares of the Fund) for providing services primarily intended to result in, or are primarily attributable to, the sale of Service Class shares.


     The Plan was approved by the sole initial shareholder of the Trust. Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust's full Board of Trustees, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"). The Plan may not be amended to increase materially the amount of the fees paid under the Plan with respect to a Fund without approval of Service Class shareholders of the Fund. In addition, all material amendments of the Plan must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Service Class shares of that Fund (as defined in the 1940 Act).


Custodian and Transfer Agent

     State Street, located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian and transfer agent of the Funds' investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as sub-custodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent, State Street is responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distributor

     GE Investment Services Inc. serves as the distributor of shares of the Funds on a best efforts basis.

                              REDEMPTION OF SHARES

     Detailed information on how to redeem shares of a Fund is included in the Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders. As discussed in the Prospectus, redemption fees will be charged with respect to cash redemptions.

                                    EXCHANGES

     As described in the Prospectus, a shareholder of a class of a Fund may exchange shares of that Class for shares a Class of another Fund having a different investment objective and policies, a different class of the same Fund, or for shares of an investment portfolio of GE Funds, Inc. when the shareholder believes that a shift between Funds or into a portfolio of GE Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the class being acquired. Redemption fees and, if applicable, purchase premiums will be assessed on exchanges. The Trust reserves the right to reject any exchange request.

                                 NET ASSET VALUE

     The Trust will not calculate net asset value on certain holidays (currently, those holidays when the NYSE is closed). On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

     Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of a Class of a Fund may not take place contemporaneously with the determination of the prices of many of its portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, GEIM may consult with one or more independent pricing services (each, a "Pricing Service") retained by the Trust.

     Debt securities of U.S. issuers (other than U.S. Government obligations and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond pricing service; prices represent the mean of the secondary market. GEIM, under the general supervision and responsibility of the Board of Trustees, periodically reviews the procedures of the Pricing Service.

     Under Rule 2a-7 of the 1940 Act, the Money Market Fund's portfolio securities may be valued based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

     The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a Rule 2a-7 under the 1940 Act. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEIM to present minimal credit risks. Pursuant to the rule, GEIM has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEIM may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

     The rule regarding amortized cost valuation provides that the extent of any deviation between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Trust's Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board of Trustees must, in accordance with the rule, cause the Fund to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

Tax Status of the Funds and their Shareholders

     Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund's net investment income and capital gains distributions are determined separately from any other series that the Trust may designate.

     The Trust intends for each Fund to continue to qualify each year as a "regulated investment company" under the Code. If a Fund (1) is a regulated investment company and (2) distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income tax to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income for the year period ending on October 31 of such calendar year. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, securities of other regulated investment companies, U.S. Government Obligations and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(4)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government Obligations or the securities of other regulated investment companies).

     The requirements for qualification as a regulated investment company also include two significant rules as to investment results. First, a Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) and income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Income Test"). Second, a Fund must derive less than 30% of its gross income from the sale or other disposition of (i) stock or securities held for less than three months, (ii) options futures, or forward contracts held for less than three months (other than options, futures, or forward contracts on foreign currencies), and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) held for less than three months, but only if such currencies (or options, future or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "30% Test").

     The 30% Test will restrict the extent to which a Fund may, among other things: (1) sell or purchase put options on securities held for less than three months or purchase put options on substantially identical securities (unless the option and the security are acquired on the same day); (2) write options that expire in less than three months; and (3) close options that were written or purchased within the preceding three months. For purposes of the 30% Test, a Fund's increases or decreases in value of short-term investment positions that constitute certain designated hedging transactions may generally be netted. The Trust does not expect that the 30% Test will significantly affect the investment policies of any Fund.

     Dividends and distributions paid by the Income Fund and the Money Market Fund, and distributions of capital gains paid by all the Funds, will not qualify for the Federal dividends-received deduction for corporations. Dividends paid by the Premier Fund, the U.S. Equity Fund, the Mid-Cap Fund, the Strategic Fund, the S&P 500 Index Fund, the International Fund, the Emerging Markets Fund and the Value Fund, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividends-received deduction for corporations. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Obligations as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

     Net investment income or capital gains earned by the Funds investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Trust may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Trust anticipates that each of the

International Fund and the Emerging Markets Fund will seek to qualify for and make this election in most, but not necessarily all, of its taxable years. If the Trust were to make an election with respect to a Fund, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Trust will report to the shareholders of the Fund, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     A Fund's  transactions  in options  and  futures  contracts  are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) will require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above and in the Prospectus. The Trust seeks to monitor transactions of each Fund, will seek to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

     A Fund's net realized long-term capital gains are distributed as described in the Prospectus. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

     Special rules contained in the Code apply when a shareholder of a Fund disposes of shares of the Fund through a redemption or exchange within 90 days of purchase and subsequently acquires shares of a Fund on which a sales charge normally is imposed without paying a sales charge in accordance with the exchange privilege described in the Prospectus. In these cases, any gain on the disposition of the shares of the Fund will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired. In addition, if shares of a Fund are purchased within 30 days of redeeming shares at a loss, the loss will not be deductible and instead will increase the basis of the newly purchased shares.

     If a shareholder of a Fund fails to furnish the Trust with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and (2) the proceeds of any redemptions of shares of the Fund. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.


                             THE FUNDS' PERFORMANCE

     The Trust, from time to time, may quote a Fund's performance, in terms of a Class' yield and/or total return, in reports or other communications to shareholders of the Fund or in advertising material. To the extent that any advertisement or sales literature of a Fund describes the expenses or performance of any Class, it will also disclose the expenses or performance for the other Class. Additional information regarding the manner in which performance figures are calculated is provided below.


                             PERFORMANCE CALCULATION

Yield

     The Trust may, from time to time, include the yield and effective yield of the each class of shares of the Money Market Fund in advertisements or reports to shareholders or prospective investors. "Current yield" will be based upon the income that a hypothetical investment in a class of shares of the Fund would earn over a stated seven-day period. This amount would then be "annualized," which means the amount of income generated over that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Fund's "effective yield" will be calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield would be slightly higher than the current yield because of the compounding effect of this presumed reinvestment.

     The yield for the Money Market Fund is computed by (1) determining the net change in the value of a hypothetical preexisting account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market Fund may calculate a compound effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

     The Income Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations in the Fund's portfolio based on the market value of such obligations (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis). Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period.

     The 30-day yield figure is calculated for a each class of the Income Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:

          Yield = 2[(a-b + 1)6 -1]
                     ---
                     cd

Where:

        a =   dividends and interest earned during the period.

        b =   expenses accrued for the period (net of reimbursement).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d =  the maximum offering price per share on the last day of the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

     Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.

Total Return

     From time to time, the Trust may advertise a Fund's "average annual total return," which represents the average annual compounded rates of return over one-, five- and ten-year periods, or other periods, or over the life of the Fund (as stated in the advertisement) for each class of shares of a Fund. This total return figure shows an average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the period, reflects changes in the price of a class of shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested. When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

     The Trust may use "aggregate total return" in advertisements, which represents the cumulative change in value of an investment in a class of shares of a Fund for a specific period, and which reflects changes in the Fund's share price and reinvestment of dividends and distributions. Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Because there is a .25% shareholder servicing fee imposed on the Service Class shares, the total returns for each of the Investment Class and the Service Class will differ. Aggregate total return data reflects compounding over a longer period of time than does annual total return data, and therefore aggregate total return will be higher.

     The Trust also may advertise the actual annual and annualized total return performance data for various periods of time, which may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data, because the latter reflects compounding of return.

     Yield and total return figures are based on historical earnings and are not intended to indicate future performances.

Distribution Rate

     The Trust also may advertise the Income Fund's distribution rate and/or effective distribution rate. The Fund's distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance.

     The Income Fund's distribution rate measures dividends distributed for a specified period. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using the standardized formula described above. In contrast, the distribution rate is based on the Fund's last monthly distribution, which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Comparative Performance Information

     In addition to the comparative information set forth under "Performance" above and otherwise quoted in sales and advertising materials, the Trust may compare the Fund's performance with (1) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (2) various unmanaged indexes, including the Russell Index, S&P 500 Index, and the Dow Jones Industrial Average or (3) other appropriate indexes of investment securities or with data developed by GEIM derived from those indexes.

     Performance information also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical to, the Fund's. Such comparisons or rankings are made on the basis of several factors, including the size of the Fund, objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Average Annual Total Return

     The "average annual total return" figures for the Funds described in the Prospectus, are computed for a class according to a formula prescribed by the SEC. The formula can be expressed as follows:

              P(1 + T)n = ERV

Where    P        =      a hypothetical initial payment of $1,000;

         T        =      average annual total return;

         n        =      number of years; and

         ERV      =      Ending  Redeemable  Value of a hypothetical  $1,000
                         investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Aggregate Total Return

     The "aggregate total return" figures described in the Prospectus represent the cumulative change in the value of an investment in a class for the specified period are computed by the following formula:

     Aggregate Total Return = ERV - P
                              -------
                                 P

Where P        =      a hypothetical initial payment of $1,000; and

      ERV      =      Ending  Redeemable  Value of a hypothetical  $1,000
                      investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


                             PRINCIPAL STOCKHOLDERS

     The Funds commenced operations on ___________________, 1997. Currently, [two retirement plans for which Montgomery Ward & Co., Incorporated serves as plan sponsor and one for which Penske Truck Leasing Co. serves as sponsor] owned [__%], [___%] and [__%], respectively of the shares of the Trust, and therefore each such plan may be deemed to control the Trust. As of ___________________, 1997, the current Trustees and officers of each Fund, as a group, beneficially owned less than 1% of each Fund's outstanding shares.


                             ADDITIONAL INFORMATION

Shares of Beneficial Interest

     The Trust was organized as an unincorporated business trust under the laws of Delaware pursuant to a Certificate of Trust dated May 23, 1997, as amended from time to time. The Trust has no prior history. The Trust's Declaration of Trust, dated ___________, 1997 (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust [without par value] [par value ___ per share]. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the ten Funds described in the Prospectuses. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the Funds, designated as the Investment Class shares and the Service Class shares. State Street maintains a record of each shareholder's ownership of shares of a Fund. The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund. Holders of Service Class shares have certain exclusive voting rights on matters relating to the Plan. The different classes of the

Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. In the interest of economy and convenience, certificates representing shares of a Fund are not physically issued.

     Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees relating to Service Class shares will be borne exclusively by that class; and (ii) each of the Service Class shares and the Investment Class shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a the multiple-class structure. Similarly, the NAV per share may vary depending on whether Service Class shares or Investment Class shares are purchased. In the event of liquidation, shareholders of each class of each Fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

     Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

     Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act ("DBTA") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the Trust has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust's shareholders could possibly be subject to personal liability.

     To guard against this risk, the Declaration: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees,
(ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any Fund, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DBTA, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

Limitation of Trustee and Officer Liability

     The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

     All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

                                     COUNSEL

     Sutherland, Asbill & Brennan, L.L.P., 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel for the Trust.


                             INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants of the Trust.


                              FINANCIAL STATEMENTS

     The Trust recently commenced operations and has not been in operation long enough to have generated financial statements. The Annual Report, when issued, will contain financial statements and other information relevant to the Trust. The Trust will furnish, without charge, a copy of the Annual Report (when it is issued) upon request to the Trust at P.O. Box 120065, Stamford, CT 06912-0065,
(203) [_____________].

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

     The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

     Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

     Thompson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

     Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

     AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

     General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

     BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

     Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

     BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- The rating C is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C

                                OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

     FINANCIAL STATEMENTS:
     ---------------------

              Included in Part A:
                       None

              Included in Part B:
                       Statement of Assets and Liabilities*
                       Report of Independent Auditors*


(b)  EXHIBITS:
     ---------

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------

           1(a)       Certificate of Trust

           1(b)       Declaration of Trust*

           2          By-Laws*

           3          Inapplicable

           4          Inapplicable

           5          Investment Advisory and Administration Agreement*

           6          Distribution Agreement*

           7          Inapplicable

           8          Custodian Contract*

           9          Transfer Agency and Service Agreement*

           10         Opinion of Counsel, including consent*

           11         Consent of Independent Auditors*

           12         Inapplicable

           13         Purchase Agreement*

           14         Inapplicable

           15 Written Plan Adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended*

           16         Schedule of computation of performance data information*

           17         Financial Data Schedules*

           18 Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended*


----------

*    To be supplied by amendment


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         [To Be Completed]

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                         NUMBER OF RECORD
         TITLE OF CLASS                  HOLDERS AS OF ________________, 1997
         --------------                  ------------------------------------

         Shares representing             [To Be Completed]
         beneficial interests,
         [no] par value [$.001 per share]
         of the Fund

ITEM 27.      INDEMNIFICATION

     As a Delaware business trust, the operations of GE Institutional Funds ("Registrant") are governed by its Declaration of Trust dated _________________, 1997 (the "Declaration of Trust"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to "Management of the Trust" in the Prospectus forming Part A, and "The Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.

     The list required by this Item 28 of officers and directors of GEIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) GE Investment Services Inc. ("GEIS") also serves as distributor for the investment portfolios of GE Funds and for Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

     (b) The information required by this Item 29 with respect to each director and Officer of GEIS is incorporated by reference to Schedule A of Form BD filed by GEIS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

     (c) Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder, are maintained at the offices of: Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; State Street Bank and Trust Company ("State Street"), Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 31. MANAGEMENT SERVICES

     Inapplicable.

ITEM 32. UNDERTAKINGS

     (a) Inapplicable.

     (b) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (d) Registrant undertakes to call a meeting of the shareholders of each Fund for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 13th day of June, 1997.


                                           By:  /s/ Michael J. Cosgrove
                                                -----------------------------
                                                Michael J. Cosgrove
                                                President and Chairman
                                                of the Board


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                     DATE
---------                             -----                     ----

/s/ MICHAEL J. COSGROVE          Trustee, President and         June 13, 1997
--------------------------       Chairman of the Board
     Michael J. Cosgrove         (Chief Executive Officer)



/s/ ALAN M. LEWIS                Trustee,                       June 13, 1997
--------------------------       Executive Vice President
    Alan M. Lewis


/s/ JEFFREY A. GROH              Treasurer                      June 13, 1997
--------------------------       (Chief Financial and
    Jeffrey A. Groh              Accounting Officer)

                                  EXHIBIT INDEX



EXHIBIT NUMBER                 DESCRIPTION
--------------                 -----------

Ex-99.B1(a)                    Certificate of Trust